Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	Eaton Corp plc
Entity Central Index Key	0001551182
Trading Symbol	ETN
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 16,311	$ 16,049	$ 13,715
Cost of products sold	11,448	11,261	9,633
Selling and administrative expense	2,894	2,738	2,486
Research and development expense	439	417	425
Interest expense - net	208	118	136
Other expense (income) - net	71	(38)	(1)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$ 1,217	$ 1,350	$ 929
Net income per ordinary share
Diluted	$ 3.46	$ 3.93	$ 2.73
Basic	$ 3.54	$ 3.98	$ 2.76
Weighted-average number of ordinary shares outstanding
Diluted	350.9	342.8	339.5
Basic	347.8	338.3	335.5
Cash dividends declared per ordinary share	$ 1.52	$ 1.36	$ 1.08

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 577	$ 385
Short-term investments	527	699
Accounts receivable-net	3,510	2,444
Inventory	2,339	1,701
Deferred income taxes	442	398
Prepaid expenses and other current assets	429	199
Total current assets	7,824	5,826
Property, Plant and Equipment
Land and buildings	1,808	1,525
Machinery and equipment	5,845	4,669
Gross property, plant and equipment	7,653	6,194
Accumulated depreciation	(3,830)	(3,592)
Net property, plant and equipment	3,823	2,602
Other noncurrent assets
Goodwill	14,211	5,537
Other intangible assets	7,468	2,192
Deferred income taxes	1,254	1,134
Other assets	1,704	582
Total assets	36,284	17,873
Current liabilities
Short-term debt	757	86
Current portion of long-term debt	314	321
Accounts payable	1,879	1,491
Accrued compensation	463	420
Other current liabilities	2,057	1,319
Total current liabilities	5,470	3,637
Noncurrent liabilities
Long-term debt	9,762	3,366
Pension liabilities	2,004	1,793
Other postretirement benefits liabilities	740	642
Deferred income taxes	2,341	442
Other noncurrent liabilities	812	501
Total noncurrent liabilities	15,659	6,744
Shareholders' equity
Ordinary shares (470.7 million outstanding in 2012 and 334.4 million in 2011)	5	167
Capital in excess of par value	11,271	4,169
Retained earnings	5,805	5,103
Accumulated other comprehensive loss	(1,964)	(1,964)
Shares held in trust	(4)	(6)
Total Eaton shareholders' equity	15,113	7,469
Noncontrolling interests	42	23
Total equity	15,155	7,492
Total liabilities and equity	$ 36,284	$ 17,873

Consolidated Balance Sheets Parentheticals In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares outstanding	470.7	334.4

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 1,220	$ 1,352	$ 937
Adjustments to reconcile to net cash provided by operating activities
Depreciation and amortization	598	556	551
Deferred income taxes	(155)	(113)	26
Pension expense	273	227	179
Contributions to pension plans	(413)	(372)	(403)
Contributions to other postretirement benefits plans	(43)	(223)	(82)
Excess tax benefit from equity-based compensation	(21)	(57)	0
Changes in working capital
Accounts receivable - net	108	(219)	(305)
Inventory	166	(113)	(219)
Accounts payable	(220)	92	322
Accrued compensation	(52)	(38)	203
Accrued income and other taxes	(86)	123	(11)
Other current assets	117	11	(46)
Other current liabilites	30	(30)	22
Other - net	142	52	108
Net cash provided by operating activities	1,664	1,248	1,282
Investing activities
Capital expenditures for property, plant and equipment	(593)	(568)	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(6,936)	(325)	(222)
Sales (purchases) of short-term investments-net	603	103	(392)
Other-net	(46)	(10)	(4)
Net cash used in investing activities	(6,972)	(800)	(1,012)
Financing activities
Proceeds from borrowings	7,156	381	55
Payments on borrowings	(1,324)	(78)	(102)
Payments of financing costs	(117)	(3)	0
Cash dividends paid	(512)	(462)	(363)
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	159	(343)	0
Excess tax benefit from equity-based compensation	21	57	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	5,480	(381)	(261)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	192	52	(7)
Cash at the beginning of the period	385	333	340
Cash at the end of the period	$ 577	$ 385	$ 333

Consolidated Statements of Shareholders' Equity Statement (USD $) In Millions	Total	Ordinary Shares [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total Eaton Shareholders' Equity [Member]	Shares Held in Trust [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2009	$ 6,818	$ 166	$ 3,947	$ 3,893	$ (1,208)	$ 6,777	$ (21)	$ 41
Ordinary shares, shares, outstanding at period start at Dec. 31, 2009		332.3
Net income	937	0	0	929	0	929	0	8
Other comprehensive loss, net of tax	(140)				(140)	(140)		0
Cash dividends paid	(371)	0	0	(363)	0	(363)	0	(8)
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	159	4	146	(4)	0	159	13	0
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		7.6
Ending balance at Dec. 31, 2010	7,403	170	4,093	4,455	(1,348)	7,362	(8)	41
Ordinary shares, shares, outstanding at period end at Dec. 31, 2010		339.9
Net income	1,352	0	0	1,350	0	1,350	0	2
Other comprehensive loss, net of tax	(616)				(616)	(616)		0
Cash dividends paid	(466)	0	0	(462)	0	(462)	0	(4)
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	178	1	177	(2)		178	2
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		2.8
Business divestiture	(16)					0		(16)
Repurchase of shares, shares		(8.3)
Repurchase of shares	(343)	(4)	(101)	(238)	0	(343)	0	0
Stockholders' equity attributable to noncontrolling interest at period end at Dec. 31, 2011	23
Ending balance at Dec. 31, 2011	7,492	167	4,169	5,103	(1,964)	7,469	(6)	23
Shareholders' equity attributable to parent at period end at Dec. 31, 2011	7,469
Ordinary shares, shares, outstanding at period end at Dec. 31, 2011	334.4	334.4
Net income	1,220	0	0	1,217	0	1,217	0	3
Other comprehensive loss, net of tax	0				0	0		0
Cash dividends paid	(515)	0	0	(512)	0	(512)	0	(3)
Exchange of Eaton Corporation shares (par value $0.50 per share) for Eaton shares (par value $0.01 per share)	0	(166)	166	0	0	0	0	0
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	129	2	129	(2)	0	129	0	0
Issuance of shares under employee benefit plans, shares		3.2
Issuance of shares under employee benefit plans	168	0	166	0	0	168	2	0
Issuance of shares from acquistion of business, shares		128.1
Issuance of shares from acquistion of business	6,668	2	6,648	(1)	0	6,649	0	19
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		5
Registration of ordinary shares	(7)		(7)			(7)
Stockholders' equity attributable to noncontrolling interest at period end at Dec. 31, 2012	42
Ending balance at Dec. 31, 2012	15,155	5	11,271	5,805	(1,964)	15,113	(4)	42
Shareholders' equity attributable to parent at period end at Dec. 31, 2012	$ 15,113
Ordinary shares, shares, outstanding at period end at Dec. 31, 2012	470.7	470.7

Consolidated Statements of Shareholders' Equity Parenthetical (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuance of shares under equity-based compensation plans net of income tax benefit	$ 23	$ 72
Issuance of shares under equity-based compensation plans net of income tax expense			$ 3
Eaton Corporation common share par value	$ 0.5	$ 0.5
Eaton Corporation plc par value	$ 0.01

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,220	$ 1,352	$ 937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Other comprehensive loss, net of tax
Currency translation and related hedging instruments	135	(241)	(78)
Pensions and other postretirement benefits	(152)	(353)	(62)
Cash flow hedges	17	(22)	0
Other comprehensive loss attributable to Eaton ordinary shareholders	0	(616)	(140)
Total comprehensive income attributable to Eaton ordinary shareholders	$ 1,217	$ 734	$ 789

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
General Information
Eaton Corporation plc (Eaton or the Company) was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the consummation of the acquisition of Cooper Industries plc (Cooper), which is further described in Note 2. Eaton is a diversified power management company providing energy-efficient solutions that help its customers effectively manage electrical, hydraulic and mechanical power, with 2012 net sales of $16.3 billion. The Company is a global technology leader in electrical products, systems and services for power quality, distribution and control, power transmission, lighting and wiring products; hydraulics components, systems and services for industrial and mobile equipment; aerospace fuel, hydraulics and pneumatic systems for commercial and military use; and truck and automotive drivetrain and powertrain systems for performance, fuel economy and safety. Eaton has approximately 103,000 employees in over 50 countries, and sells products to customers in 175 countries.
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States. Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were filed with the Securities Exchange Commission.
The consolidated financial statements include the accounts of Eaton and all subsidiaries and other controlled entities. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associate companies where the Company has a 20% to 50% ownership interest. Equity investments are evaluated for impairment whenever events or circumstances indicate the book value of the investment exceeds fair value. An impairment would exist if there is an other-than-temporary decline in value. These associate companies are not material either individually, or in the aggregate, to Eaton's consolidated financial statements. Eaton does not have off-balance sheet arrangements or financings with unconsolidated entities. In the ordinary course of business, the Company leases certain real properties and equipment, as described in Note 7.
Eaton's functional currency is United States Dollars (USD). The functional currency for most subsidiaries is their local currency. Financial statements for these subsidiaries are translated at year-end exchange rates as to assets and liabilities and weighted-average exchange rates as to revenues and expenses. The resulting translation adjustments are recognized in Accumulated other comprehensive loss.
Certain prior year amounts have been reclassified to conform to the current year presentation.
Re-segmentation
The acquisition of Cooper significantly transformed Eaton's mix of businesses. As a result, during the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments include Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). For those reportable segments that were re-segmented, previously reported segment financial information within the notes to the consolidated financial statements has been updated for all periods. For additional information regarding Cooper see Note 2 to the Consolidated Financial Statements. For additional information regarding the re-segmentation and Eaton's business segments, see Note 14 to the Consolidated Financial Statements. The re-segmentation did not impact previously reported consolidated results of operations.
Revenue Recognition
Sales of products are recognized when a sales agreement is in place, products have been shipped to unaffiliated customers and title has transferred in accordance with shipping terms, the selling price is fixed and determinable and collectability is reasonably assured, all significant related acts of performance have been completed, and no other significant uncertainties exist. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of products sold. Although the majority of the sales agreements contain standard terms and conditions, there are agreements that contain multiple elements or non-standard terms and conditions. As a result, judgment is required to determine the appropriate accounting, including whether the deliverables specified in these agreements should be treated as separate units of accounting for recognition purposes, and, if so, how the sales price should be allocated among the elements and when to recognize sales for each element. For delivered elements, sales are recognized only when the delivered elements have standalone value, fair values of undelivered elements are known, there are no uncertainties regarding customer acceptance, and there are no customer-negotiated refund or return rights affecting the sales recognized for delivered elements. Sales for service contracts generally are recognized as the services are provided.
Eaton records reductions to revenue for customer and distributor incentives, primarily comprised of rebates, at the time of the initial sale. Rebates are estimated based on sales terms, historical experience, trend analysis and projected market conditions in the various markets served. The rebate programs offered vary across businesses due to the numerous markets Eaton serves, but the most common incentives relate to amounts paid or credited to customers for achieving defined volume levels.
Long-Lived Assets
Depreciation and amortization for property, plant and equipment, and intangible assets subject to amortization, are generally computed by the straight-line method and included in Cost of products sold, Selling and administrative expense, and Research and development expense, as appropriate. Cost of buildings are depreciated generally over 40 years and machinery and equipment over 3 to 10 years. At December 31, 2012, the weighted-average amortization period for intangible assets subject to amortization was 17 years for patents and technology, primarily as a result of the long life of aircraft platforms, and 15 years for customer relationships. Software is amortized up to a maximum life of 10 years.
Long-lived assets, except goodwill and indefinite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Upon indications of impairment, assets and liabilities are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The asset group would be considered impaired when the estimated future net undiscounted cash flows generated by the asset group are less than its carrying value. Determining asset groups and underlying cash flows requires the use of significant judgment.
Goodwill and Indefinite Life Intangible Assets
Goodwill and indefinite life intangible assets are evaluated annually for impairment as of July 1 using either a quantitative or qualitative analysis. The Company performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis. A qualitative analysis is performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment. Additionally, goodwill and indefinite life intangible assets are evaluated for impairment whenever events or circumstances indicate there may be a possible permanent loss of value.
Goodwill is tested for impairment at the reporting unit level, which is equivalent to Eaton's operating segments, and based on the net assets for each segment, including goodwill and intangible assets. Goodwill is assigned to each operating segment, as this represents the lowest level that constitutes a business and for which discrete financial information is available and is the level which management regularly reviews the operating results.
Goodwill impairment testing for 2012 and 2011 was performed by assessing certain qualitative trends and factors, as described above. These trends and factors were compared to, and based on, the assumptions used in the quantitative assessment performed in 2010. For 2012 and 2011, it is more likely than not that the fair value of Eaton's reporting units substantially exceeded the respective carrying amount.
Indefinite life intangible assets primarily consist of trademarks. The fair value of these assets are determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2012 and 2011, the fair value of indefinite lived intangible assets substantially exceeded the respective carrying value.
For additional information about goodwill and other intangible assets, see Note 4.
Derivative Financial Instruments and Hedging Activities
Eaton uses derivative financial instruments to manage the exposure to the volatility in raw material costs, currency and interest rates on certain debt. These instruments are marked to fair value in the accompanying Consolidated Balance Sheet. Changes in the fair value of derivative assets or liabilities (i.e., gains or losses) are recognized depending upon the type of hedging relationship and whether an instrument has been designated as a hedge. For those instruments that qualify for hedge accounting, Eaton designates the hedging instrument, based upon the exposure being hedged, as a cash flow hedge, a fair value hedge, or a hedge of a net investment in a foreign operation. Changes in fair value of these instruments that do not qualify for hedge accounting are recognized immediately in net income. See Note 12 for additional information about hedges and derivative financial instruments.
Warranty Accruals
Product warranty accruals are established at the time the related sale is recognized through a charge to Cost of products sold. Warranty accrual estimates are based primarily on historical warranty claim experience and specific customer contracts. Provisions for warranty accruals are comprised of basic warranties for products sold, as well as accruals for product recalls and other events when they are known and estimable. See Note 7 for additional information about warranty accruals.
Asset Retirement Obligations
A conditional asset retirement obligation is recognized at fair value when incurred if the fair value of the liability can be reasonably estimated. Uncertainty about the timing or method of settlement of a conditional asset retirement obligation would be considered in the measurement of the liability when sufficient information exists. Eaton believes that for substantially all of its asset retirement obligations, there is an indeterminate settlement date because the range of time over which the Company may settle the obligation is unknown or cannot be estimated. A liability for these obligations will be recognized when sufficient information is available to estimate fair value.
Income Taxes
Deferred income tax assets and liabilities are determined based on the difference between the financial statement and tax basis of the respective assets and liabilities, using enacted tax rates in effect for the year when the differences are expected to reverse. Deferred income tax assets are recognized for income tax loss carryforwards and income tax credit carryforwards. Judgment is required in determining and evaluating income tax provisions and valuation allowances for deferred income tax assets. Eaton recognizes the income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. Eaton evaluates and adjusts these accruals based on changing facts and circumstances. Eaton recognizes interest and penalties related to unrecognized income tax benefits in the provision for income tax expense. The Company has accrued penalties in jurisdictions where they are automatically applied to any deficiency, regardless of the merit of the position. For additional information about income taxes, see Note 8.
Equity-Based Compensation
Eaton recognizes equity-based compensation expense based on the grant date fair value of the award over the period during which an employee is required to provide service in exchange for the award. Restricted stock units and awards (RSUs) are issued at fair market value at the date of grant. These awards entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three or four years. Stock options are granted with an exercise price equal to the closing market price of Eaton ordinary shares on the date of grant. The fair value of stock options is determined using a Black-Scholes option-pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate, and the expected dividend yield. See Note 10 for additional information about equity-based compensation.

Acquisitions and Sale of Businesses	12 Months Ended
Dec. 31, 2012
Acquistions and sale of businesses [Abstract]
Business Combination Disclosure [Text Block]
ACQUISITIONS AND SALE OF BUSINESSES
Eaton acquired businesses and entered into a joint venture in separate transactions for combined purchase prices totaling $13,796 in 2012, $325 in 2011 and $222 in 2010. The Consolidated Statements of Income include the results of these businesses from the dates of the transactions or formation.
Cooper Industries plc
On November 30, 2012, Eaton Corporation acquired Cooper for a purchase price of $13,192. At the completion of the transaction, the holder of each Cooper common share received from Eaton $39.15 in cash and 0.77479 of an Eaton ordinary share. As a result of the transaction, based on the number of outstanding shares of Eaton Corporation and Cooper as of November 30, 2012, former Eaton Corporation and Cooper shareholders hold approximately 73% and 27%, respectively, of Eaton's ordinary shares after giving effect to the acquisition.
Cooper was incorporated in Ireland and is a diversified global manufacturer of electrical products and systems, with brands including Bussmann electrical and electronic fuses; Crouse-Hinds and CEAG explosion-proof electrical equipment; Halo and Metalux lighting fixtures; and Kyle and McGraw-Edison power systems products. Cooper had annual sales of $5,409 for 2011. For segment reporting purposes, Cooper has been included in Electrical Products and Electrical Systems and Services business segments at December 31, 2012. See Note 14 for additional information about business segments.
Eaton's management believes the acquisition of Cooper will provide substantial synergies including, but not limited to, enhanced operational cost efficiencies, incremental revenue opportunities, the acceleration of Eaton’s long-term growth potential through greater exposure to faster growing end markets, increased earnings and cash flow and better access to capital markets as a result of enhanced size and an expanded business line.
Fair Value of Consideration Transferred
The total purchase price for the acquisition of Cooper was $13,192, comprised of Eaton share consideration valued at $6,649 and cash consideration for Cooper shares of $6,474 and to settle certain Cooper equity-based compensation plans of $69, as follows:

Cooper shares outstanding as of November 30, 2012	163.6
Cooper shares issued pursuant to conversion of stock options and share units outstanding under Cooper equity-based compensation plans	1.8
Total Cooper shares and share equivalents prior to transaction	165.4
Exchange ratio per share	0.77479
Total Eaton shares issued	128.1
Weighted-average Eaton Corporation per share price on November 30, 2012	$51.91
Total value of Eaton shares issued	$6,649
Total cash consideration paid at $39.15 per Cooper share and share equivalent	6,474
Total cash consideration paid for equity-based compensation plans	69
Total consideration	$13,192

Estimated Fair Values
The acquisition of Cooper has been accounted for using the acquisition method of accounting which requires, among other things, the assets acquired and liabilities assumed be recognized at their respective fair values as of the acquisition date. For accounting purposes, Eaton has been treated as the acquirer in the transaction. The process for estimating the fair values of identifiable intangible assets and certain tangible assets and assumed liabilities requires the use of judgment in determining the appropriate assumptions and estimates.
The estimated purchase price allocation below represents Cooper's opening balance sheet on November 30, 2012 which was initially reported in Eaton's Form 10-K for the year ended December 31, 2012. During the quarter ended June 30, 2013, opening balance sheet adjustments were made to update Eaton's preliminary estimates primarily related to intangible assets, goodwill, certain property values and the related deferred tax impact. These adjustments are summarized in the table below. Eaton's consolidated balance sheet at December 31, 2012 and the related notes to the consolidated financial statements have been adjusted to reflect these adjustments. The Company did not revise the Consolidated Statement of Income for the year ended December 31, 2012, as any adjustment was considered immaterial.

	November 30, 2012 (as previously reported)	Adjustments	November 30, 2012 (as adjusted)
Working capital accounts (1)	$2,314	$(10)	$2,304
Prepaid expenses and other current assets	339	(135)	204
Property, plant and equipment	940	(55)	885
Investment in Apex Tool Group, LLC	800	7	807
Intangible assets	4,577	673	5,250
Other assets	35	—	35
Debt	(1,221)	—	(1,221)
Accounts payable	(519)	—	(519)
Other current liabilities	(634)	(39)	(673)
Other noncurrent liabilities	(1,943)	(242)	(2,185)
Total identifiable net assets	4,688	199	4,887
Goodwill	8,504	(199)	8,305
Total consideration	$13,192	$—	$13,192

(1) Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

The purchase price allocation for Cooper continues to be evaluated. As the Company finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments will be recorded. Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The finalization of the purchase accounting assessment will result in changes in the valuation of assets acquired and liabilities assumed and may have a material impact on the Company's results of operations and financial position.
Goodwill has been allocated to the Electrical Products and Electrical Systems and Services segments. Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the expected revenue and cost synergies of the combined company and assembled workforce, which are further described above. Goodwill recognized as a result of the acquisition is not deductible for tax purposes. See Note 4 for additional information about goodwill and other intangible assets.
The estimated fair value of Accounts receivable is based on the historical gross contractual amount receivable as of the acquisition date and totals $963.
Contingent liabilities assumed as part of the transaction total $226 and are included in Other current liabilities and Other noncurrent liabilities. These contingent liabilities are related to environmental, legal (including product liability claims) and tax matters. Contingent liabilities are recorded at fair value in purchase accounting, aside from those pertaining to uncertainty in income taxes which are an exception to the fair value basis of accounting. Legal matters, and certain environmental matters that are legal in nature, are recorded at the respective probable and estimable amount. The estimated fair values noted above continue to be evaluated and are subject to change upon completion of the final valuation. Changes in the respective fair value of these assumed contingent liabilities may be material.
Actual and Pro Forma Impact
Eaton's Consolidated Financial Statements include Cooper's results of operations from the date of acquisition on November 30, 2012 through December 31, 2012. Net sales and operating profit attributable to Cooper during this period and included in Eaton's Consolidated Financial Statements for the year ended December 31, 2012 total $470 and $66, respectively.
The following unaudited pro forma information gives effect to Eaton's acquisition of Cooper as if the acquisition had occurred on January 1, 2011 and Cooper had been included in Eaton's consolidated results of operations for the years ended December 31, 2012 and December 31, 2011.

	2012	2011
Net sales	$21,792	$21,600
Net income from continuing operations attributable to Eaton ordinary shareholders	1,702	1,695
Diluted earnings per share from continuing operations	$3.55	$3.60

The historical consolidated financial information of Eaton and Cooper has been adjusted in the pro forma information to give effect to pro forma events that are (1) directly attributable to the transaction, (2) factually supportable and (3) expected to have a continuing impact on the combined results. For pro forma purposes, the equity in income of Apex Tool Group, LLC has been excluded as this joint venture was sold on February 1, 2013.
Acquisitions and Sale of Other Businesses
Eaton acquired other businesses and entered into a joint venture in separate transactions in 2012, 2011, and 2010. The Consolidated Statements of Income include the results of these businesses from the dates of the transactions or formation. These transactions and the related annual sales prior to acquisition are summarized below:

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Rolec Comercial e Industrial S.A.	September 28, 2012	Electrical Systems and Services	$85 for the 12 months ended September 30, 2012
A Chilean manufacturer of integrated power assemblies and low- and medium-voltage switchgear, and a provider of engineering services serving mining and other heavy industrial applications in Chile and Peru.

Jeil Hydraulics Co., Ltd.	July 6, 2012	Hydraulics	$189 for 2011
A Korean manufacturer of track drive motors, swing drive motors, main control valves and remote control valves for the construction equipment market.

Polimer Kaucuk Sanayi ve Pazarlama A.S.	June 1, 2012	Hydraulics	$335 for 2011
A Turkish manufacturer of hydraulic and industrial hose for construction, mining, agriculture, oil and gas, manufacturing, food and beverage, and chemicals markets. This business sells its products under the SEL brand name.

Gycom Electrical Low-Voltage Power Distribution, Control and Automation	June 1, 2012	Electrical Systems and Services	$24 for 2011
A Swedish electrical low-voltage power distribution, control and automation components business.

E.A. Pedersen Company	December 29, 2011	Electrical Systems and Services	$37 for 2011
A United States manufacturer of medium voltage switchgear, metal-clad switchgear, power control buildings and relay control panels primarily for the electrical utilities industry.

IE Power, Inc.	August 31, 2011	Electrical Systems and Services	$5 for 2010
A Canadian provider of high power inverters for a variety of mission-critical applications including solar, wind and battery energy storage.

E. Begerow GmbH & Co. KG	August 15, 2011	Hydraulics	$84 for 2010
A German system provider of advanced liquid filtration solutions. This business develops and produces technologically innovative filter media and filtration systems for food and beverage, chemical, pharmaceutical and industrial applications.

ACTOM Low Voltage	June 30, 2011	Electrical Systems and Services	$65 for the year ended May 31, 2011
A South African manufacturer and supplier of motor control components, engineered electrical distribution systems and uninterruptible power supply (UPS) systems.

C.I. ESI de Colombia S.A.	June 2, 2011	Electrical Products	$8 for 2010
A Colombian distributor of industrial electrical equipment and engineering services in the Colombian market, focused on oil and gas, mining, and industrial and commercial construction.

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Internormen Technology Group	May 12, 2011	Hydraulics	$55 for 2010
A Germany-based manufacturer of hydraulic filtration and instrumentation with sales and distribution subsidiaries in China, the United States, India and Brazil.

Eaton-SAMC (Shanghai) Aircraft Conveyance System Manufacturing Co., Ltd.	March 8, 2011	Aerospace	Joint venture
A 49%-owned joint venture in China focusing on the design, development, manufacturing and support of fuel and hydraulic conveyance systems for the global civil aviation market.

Tuthill Coupling Group	January 1, 2011	Hydraulics	$35 for the year ended November 30, 2010
A United States based manufacturer of pneumatic and hydraulic quick coupling solutions and leak-free connectors used in industrial, construction, mining, defense, energy and power applications.

Chloride Phoenixtec Electronics	October 12, 2010	Electrical Systems and Services	$25 for the year ended September 30, 2010
A China manufacturer of UPS systems. Eaton acquired the remaining shares to increase its ownership from 50% to 100%.

CopperLogic, Inc.	October 1, 2010	Electrical Systems and Services	$35 for the year ended September 30, 2010
A Canadian manufacturer of electrical and electromechanical systems.

Wright Line Holding, Inc.	August 25, 2010	Electrical Systems and Services	$101 for the year ended June 30, 2010
A United States provider of customized enclosures, rack systems, and air-flow management systems to store, power, and secure mission-critical IT data center electronics.

EMC Engineers, Inc.	July 15, 2010	Electrical Systems and Services	$24 for 2009
A United States energy engineering and energy services company that delivers energy efficiency solutions for a wide range of governmental, educational, commercial and industrial facilities.

Sale of Apex Tool Group, LLC
In July 2010, Cooper formed a joint venture, named Apex Tool Group, LLC (Apex), with Danaher Corporation (Danaher). Apex was formed by combining Cooper’s tools business with certain tools businesses from Danaher’s Tools and Components segment. Cooper and Danaher each owned a 50% interest in the joint venture, had equal representation on its board of directors and had a 50% voting interest in the joint venture.
On October 10, 2012, Cooper and Danaher announced they had entered into a definitive agreement to sell Apex to Bain Capital for approximately $1.6 billion subject to post-closing adjustments. On February 1, 2013, the sale of Apex was completed.

Acquisition Integration Charges	12 Months Ended
Dec. 31, 2012
Acquisition Integration and Restructuring Charges [Abstract]
Acquisition Integration Charges
ACQUISITION INTEGRATION AND RESTRUCTURING CHARGES
Acquisition Integration Charges and Transaction Costs
Eaton incurs integration charges and transaction costs related to acquired businesses. A summary of these charges follows:

	2012	2011	2010
Acquisition integration charges
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total business segments	33	14	40
Corporate	11	—	—
Total acquisition integration charges	$44	$14	$40

Transaction costs
Corporate	$106	$—	$—
Financing fees	72	—	—
Total transaction costs	$178	$—	$—

Total acquisition integration charges and transaction costs before income taxes	$222	$14	$40
Total after income taxes	$167	$10	$27
Per ordinary share - diluted	$0.48	$0.03	$0.08
Integration charges in 2012 were related primarily to Polimer Kauçuk Sanayi ve Pazarlama A.Ş. (SEL), Jeil Hydraulics, Cooper and Internormen Technology Group. Integration charges in 2011 were related primarily to CopperLogic, Tuthill Coupling Group, Wright Line Holding, EMC Engineers and Internormen Technology Group. Integration charges in 2010 were related primarily to Moeller and Phoenixtec. These charges were included in Cost of products sold or Selling and administrative expense, as appropriate.
Corporate integration charges in 2012 were related primarily to the acquisition of Cooper. These charges were included in Selling and administrative expense. In Business Segment Information the charges were included in Other corporate expense-net.
Acquisition-related transaction costs, such as investment banking, legal and other professional fees are not included as a component of consideration transferred in an acquisition, but are expensed as incurred. Acquisition-related transaction costs in 2012 were related primarily to the acquisition of Cooper. These charges were included in Selling and administrative expense, Interest expense-net and Other expense (income)-net. In Business Segment Information the charges were included in Interest expense-net and Other corporate expense-net.
See Note 2 for additional information about Cooper and other business acquisitions.
Restructuring Charges
During the fourth quarter of 2012, Eaton undertook restructuring activities to improve the efficiency of certain businesses. These actions resulted in a charge of $50, comprised of severance costs totaling $34 and other non-cash expenses totaling $16.  These charges were included in Cost of products sold or Selling and administrative expense, as appropriate. In Business Segment Information, the charges reduced Operating profit of the related business segment. See Note 14 for additional information about business segments. As of December 31, 2012, the liability related to these restructuring actions totaled $34 and is expected to be paid out during the first half 2013.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of goodwill follows:

	2012	2011
Electrical Products	$5,874	$1,870
Electrical Systems and Services	5,531	1,154
Hydraulics	1,404	1,116
Aerospace	1,045	1,040
Vehicle	357	357
Total goodwill	$14,211	$5,537

The increase in goodwill in 2012 was primarily due to the acquisition of Cooper, which totaled $8,305. Excluding the impact of the acquisition of Cooper, the increase in goodwill in 2012 was primarily due to other business acquisitions and currency translation. For additional information regarding Cooper and other business acquisitions, see Note 2.
A summary of other intangible assets follows:

	2012		2011
	Historical cost	Accumulated amortization	Historical cost	Accumulated amortization
Intangible assets not subject to amortization (primarily trademarks)	$1,784		$451

Intangible assets subject to amortization
Customer relationships	$3,818	$428	$1,173	$322
Patents and technology	1,626	325	849	308
Other	1,149	156	481	132
Total other intangible assets	$6,593	$909	$2,503	$762

Amortization expense related to intangible assets subject to amortization in 2012, and estimated amortization expense for each of the next five years, follows:

2012	$186
2013	432
2014	425
2015	420
2016	408
2017	397

Other Intangible Assets Related to the Acquisition of Cooper
The estimated fair values of other intangible assets acquired in the Cooper transaction included in the table above were determined using an income valuation approach, which requires a forecast of expected future cash flows either through the use of the relief-from-royalty method or the multi-period excess earnings method. The estimated fair value of these identifiable intangible assets, their estimated useful lives and valuation methodology are as follows:

	Fair value	Useful life	Valuation method
Trade names (indefinite-lived)	$1,330	N/A	Relief-from-royalty
Trade names	638	3-20	Relief-from-royalty
Customer relationships	2,490	13-18	Multi-period excess earnings
Technology	767	4-20	Relief-from-royalty; Multi-period excess earnings
Contract-based	25	9.5	Relief-from-royalty
	$5,250

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt
DEBT
A summary of long-term debt, including the current portion, follows:

	2012	2011
5.75% notes due 2012	$—	$300
4.90% notes due 2013 ($200 converted to floating rate by interest rate swap)	300	300
5.95% notes due 2014 ($100 converted to floating rate by interest rate swap)	250	250
Floating rate notes due 2014 ($300 converted to fixed rate by interest rate swap)	300	300
5.45% debentures due 2015	300	—
4.65% notes due 2015	100	100
0.95% senior notes due 2015	600	—
2.375% debentures due 2016	250	—
5.30% notes due 2017 ($150 converted to floating rate by interest rate swap)	250	250
6.10% debentures due 2017	300	—
1.50% senior notes due 2017	1,000	—
5.60% notes due 2018 ($415 converted to floating rate by interest rate swap)	450	450
4.215% Japanese Yen notes due 2018	116	129
6.95% notes due 2019 ($300 converted to floating rate by interest rate swap)	300	300
3.875% debentures due 2020	250	—
3.47% notes due 2021	300	—
8.10% debentures due 2022	100	100
2.75% senior notes due 2022	1,600	—
3.68% notes due 2023	300	—
6.50% debentures due 2025	145	145
7.65% debentures due 2029 ($50 converted to floating rate by interest rate swap)	200	200
4.00% senior notes due 2032	700	—
5.45% debentures due 2034 ($25 converted to floating rate by interest rate swap)	140	140
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	—
5.25% to 12.5% notes (maturities ranging from 2012 to 2035)	255	266
Other	330	217
Total long-term debt	10,076	3,687
Less current portion of long-term debt	(314)	(321)
Long-term debt less current portion	$9,762	$3,366

Short-term debt of $757 at December 31, 2012 included an outstanding borrowing of $669 on a $6.75 billion, 364-day bridge facility, as described below, $75 of short-term commercial paper in the United States which had a weighted-average interest rate of 0.50%, $9 of other short-term debt in the United States, and $4 of short-term debt outside the United States. Short-term debt of $86 at December 31, 2011 included $75 of short-term commercial paper in the United States which had a weighted-average interest rate of 0.45%, $10 of other short-term debt in the United States, and $1 of short-term debt outside the United States. Borrowings outside the United States are generally denominated in local currencies. Operations outside the United States had available short-term lines of credit of $2,099 from various banks worldwide at December 31, 2012.
On November 30, 2012, the closing date of the acquisition of Cooper, Eaton borrowed $1,669 on a $6.75 billion, 364-day bridge facility (the Facility) which was obtained on May 21, 2012. The Facility was obtained to finance a portion of the cash paid to acquire Cooper and was available in a single draw on the closing date of the acquisition. At December 31, 2012, $669 remained outstanding. Related deferred financing fees totaled $69, of which $68 have been amortized in Interest expense-net as of December 31, 2012. On February 1, 2013, Eaton repaid the outstanding balance on the Facility.
On November 14, 2012, Eaton issued senior notes (the Senior Notes) totaling $4,900 related to financing the cash portion of the acquisition of Cooper. The Senior Notes are comprised of five tranches which mature in 2015, 2017, 2022, 2032 and 2042, with interest payable semi-annually at a respective rate of 0.95%, 1.50%, 2.75%, 4.00% and 4.15%. Eaton received proceeds totaling $4,853 from the issuance, net of financing costs and nominal discounts. The Senior Notes are fully and unconditionally guaranteed on an unsubordinated, unsecured basis by Eaton and certain of its direct and indirect subsidiaries. The Senior Notes contain an optional redemption provision by which the Company may make an offer to purchase all or any part of the Senior Notes at a purchase price of the greater of (a) 100% of the principal amount of the respective Senior Notes being redeemed, or (b) the sum of the present values of the respective remaining scheduled payments of principal and interest, discounted to the redemption date on a semi-annual basis, plus basis points ranging from 10 to 25 based on the respective Senior Note tranche. The Senior Notes also contain a change of control provision which requires the Company to make an offer to purchase all or any part of the Senior Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest. The Senior Notes are required to be registered within 360 days of issuance and are subject to penalties for failure to comply with this provision. At December 31, 2012, capitalized deferred financing fees total $40. The capitalized deferred financing fees and nominal discounts are amortized in Interest expense-net over the respective terms of the Senior Notes. The Senior Notes are subject to customary non-financial covenants.
On June 28, 2012, Eaton received proceeds totaling $600 from the private issuance of $300, 3.47% notes due June 28, 2021 and $300, 3.68% notes due June 28, 2023 (collectively, the Notes). Interest is payable semi-annually. The Notes contain a change of control provision which requires the Company to make an offer to purchase all or any part of the Notes at a purchase price of 100% of the principal amount plus accrued and unpaid interest. The Notes are subject to certain customary covenants and are fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries.
On June 14, 2012, Eaton refinanced a $500, three-year revolving credit facility and a $500, five-year revolving credit facility with a $750 three-year revolving credit facility that will expire June 14, 2015 and a $750, five-year revolving credit facility that will expire June 14, 2017, respectively. On June 16, 2011, Eaton refinanced a $500, five-year revolving credit facility that had been set to expire on September 1, 2011. The new $500, five-year revolving credit facility will expire June 16, 2016. The 2012 refinancings increased long-term revolving credit facilities from $1,500 to $2,000. The revolving credit facilities are used to support commercial paper borrowings and are fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries, including Cooper. There were no borrowings outstanding under Eaton's revolving credit facilities at December 31, 2012 or 2011.
On June 16, 2011, Eaton issued $300 floating rate senior unsecured Notes due June 16, 2014 (the Floating Rate Notes). The Floating Rate Notes bear interest annually at a floating rate, reset quarterly, equal to the three-month LIBOR rate for U.S. dollars plus 0.33%. Interest is payable quarterly in arrears. The Floating Rate Notes contain a provision which requires the Company to make an offer to purchase all or any part of the Floating Rate Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest if certain change of control events occur. The Floating Rate Notes are subject to customary non-financial covenants.
Eaton is in compliance with each of its debt covenants for all periods presented. Eaton Corporation and Cooper each issued guarantees on November 30, 2012 and January 8, 2013, respectively, on all material outstanding debt of the other.
Mandatory maturities of long-term debt for each of the next five years follow:

2013	$314
2014	568
2015	1,008
2016	261
2017	1,551

Interest paid on debt follows:

2012	$276
2011	174
2010	170

Retirement Benefits Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
RETIREMENT BENEFITS PLANS
RETIREMENT BENEFITS PLANS
Eaton has defined benefits pension plans and other postretirement benefits plans.
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Funded status
Fair value of plan assets	$2,607	$1,664	$1,248	$989	$146	$156
Benefit obligations	(3,817)	(2,899)	(2,013)	(1,505)	(948)	(853)
Funded status	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$—	$—	$71	$78	$—	$—
Current liabilities	(15)	(12)	(27)	(24)	(62)	(55)
Non-current liabilities	(1,195)	(1,223)	(809)	(570)	(740)	(642)
Total	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	$1,618	$1,601	$550	$348	$269	$257
Prior service cost (credit)	1	1	9	10	(7)	(9)
Other	2	—	—	—	—	—
Total	$1,621	$1,602	$559	$358	$262	$248

Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$2,899	$2,458	$1,505	$1,460	$853	$826
Service cost	115	93	50	48	17	15
Interest cost	134	132	77	78	38	41
Actuarial loss	264	346	196	26	34	41
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	54	(23)	—	(1)
Acquisitions	536	—	208	—	72	—
Other	1	1	1	(2)	28	32
Balance at December 31	$3,817	$2,899	$2,013	$1,505	$948	$853

Accumulated benefit obligation	$3,639	$2,762	$1,885	$1,364

Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,664	$1,572	$989	$937	$156	$—
Actual return on plan assets	293	(41)	86	39	13	2
Employer contributions	311	264	102	108	43	223
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	39	(6)	—	—
Acquisitions	471	—	128	—	—	—
Other	—	—	(18)	(7)	28	32
Balance at December 31	$2,607	$1,664	$1,248	$989	$146	$156

The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 follow:

	United States pension liabilities		Non-United States pension liabilities
	2012	2011	2012	2011
Projected benefit obligation	$3,817	$2,899	$1,412	$990
Accumulated benefit obligation	3,639	2,762	1,307	925
Fair value of plan assets	2,607	1,664	657	446

Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss follow:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,602	$1,142	$358	$319	$248	$221
Prior service cost arising during the year	1	1	—	4	—	—
Net loss arising during the year	154	551	205	58	27	39
Currency translation	—	—	15	(5)	—	—
Less amounts included in expense during the year	(138)	(92)	(19)	(18)	(13)	(12)
Other	2	—	—	—	—	—
Net change for the year	19	460	201	39	14	27
Balance at December 31	$1,621	$1,602	$559	$358	$262	$248

Benefits Expense

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$115	$93	$80	$50	$48	$39	$17	$15	$16
Interest cost	134	132	131	77	78	69	38	41	46
Expected return on plan assets	(183)	(164)	(156)	(77)	(70)	(62)	(6)	—	—
Amortization	118	75	53	15	13	8	13	12	10
	184	136	108	65	69	54	62	68	72
Curtailment loss	—	—	1	1	1	—	—	—	—
Settlement loss	20	17	16	3	4	—	—	—	—
Total expense	$204	$153	$125	$69	$74	$54	$62	$68	$72

The estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost in 2013 follow:

	United States pension liabilities	Non-United States pension liabilities	Other postretirement liabilities
Actuarial loss	$176	$27	$15
Prior service cost (credit)	—	1	(2)
Total	$176	$28	$13

Retirement Benefits Plans Assumptions
Pension Plans

	United States pension plans			Non-United States pension plans
	2012	2011	2010	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%	4.17%	5.12%	5.40%
Rate of compensation increase	3.16%	3.15%	3.61%	3.09%	3.62%	3.63%

Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%	5.12%	5.40%	5.59%
Expected long-term return on plan assets	8.50%	8.50%	8.95%	7.10%	7.17%	7.20%
Rate of compensation increase	3.15%	3.61%	3.62%	3.62%	3.63%	3.58%

The expected long-term rate of return on pension assets was determined for each country and reflects long-term historical data taking into account each plan's target asset allocation. The discount rate was determined using appropriate bond data for each country.
Other Postretirement Benefits Plans
Substantially all of the obligation for other postretirement benefits plans relates to United States plans. Assumptions used to determine other postretirement benefits obligations and expense follow:

	Other postretirement benefits plans
	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020

Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017

Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A 1-percentage point change in the assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost	$1	$(1)
Effect on other postretirement liabilities	22	(20)

Employer Contributions to Retirement Benefits Plans
Contributions to pension plans that Eaton expects to make in 2013, and made in 2012, 2011 and 2010, follow:

	2013	2012	2011	2010
United States plans	$191	$311	$264	$313
Non-United States plans	112	102	108	90
Total contributions	$303	$413	$372	$403

During 2011, Eaton contributed $154 into a Voluntary Employee Benefit Association (VEBA) trust for the pre-funding of postretirement Medicare Part D prescription drug benefits for the Company's eligible United States employees and retirees.
The following table provides the estimated pension and other postretirement benefit payments for each of the next five years, and the five years thereafter in the aggregate. For other postretirement benefits liabilities, the expected subsidy receipts relate to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, which would reduce the gross payments listed below.

	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
			Gross	Medicare prescription drug subsidy
2013	$228	$89	$93	$(7)
2014	405	90	91	(6)
2015	255	92	84	(6)
2016	272	95	81	(5)
2017	279	98	77	(5)
2018 - 2022	1,473	535	328	(13)

Pension Plan Assets
Investment policies and strategies are developed on a country specific basis. The United States plans, representing 68% of worldwide pension assets, and the United Kingdom plans representing 26% of worldwide pension assets, are invested primarily for growth, as the majority of the assets are in open plans with active participants and ongoing accruals. In general, the plans have their primary allocation to diversified, global equities, primarily through index funds in the form of common collective trusts. The United States plans' target allocation is 39% United States equities, 30% non-United States equities, 4% real estate (primarily equity of real estate investment trusts) and 27% debt securities and other, including cash equivalents. The United Kingdom plans' target asset allocations are 62% equities and the remainder in debt securities. The equity risk for the plans is managed through broad geographic diversification and diversification across industries and levels of market capitalization. The majority of debt allocations for these plans are longer duration government (including inflation protected securities) and corporate debt. The United States pension plans are authorized to use derivatives to achieve more economically desired market exposures and to use futures, swaps and options to gain or hedge exposures.
Other Postretirement Benefits Plan Assets
The VEBA trust which holds U.S. other postretirement benefits plan assets has investment guidelines that include allocations to global equities and fixed income investments. The trust's target investment allocation is 50% diversified global equities and 50% fixed income securities. The fixed income securities are primarily comprised of intermediate term, high quality, dollar denominated, fixed income instruments. The equity allocation is invested in a diversified global equity index fund in the form of a collective trust.
Fair Value Measurements
Financial instruments included in pension and other postretirement benefits plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology as follows:

Level 1 -	Quoted prices (unadjusted) for identical assets in active markets.

Level 2 -	Quoted prices for similar assets in active markets, and inputs that are observable for the asset, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 -	Unobservable prices or inputs.
Pension Plans
A summary of the fair value of pension plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Non-United States equity and global equities	$1,313	$—	$1,313	$—
United States equity	978	—	978	—
Fixed income	538	—	538	—
Long duration funds	61	—	61	—
Exchange traded funds	43	—	43	—
Fixed income securities	331	—	331	—
United States treasuries	143	143	—	—
Real estate	124	119	—	5
Equity securities	104	104	—	—
Cash equivalents	140	7	133	—
Registered investment companies	40	40	—	—
Other	40	3	1	36
Total pension plan assets	$3,855	$416	$3,398	$41

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2011
Common collective trusts
Non-United States equity and global equities	$925	$—	$925	$—
United States equity	642	—	642	—
Fixed income	263	—	263	—
Long duration funds	107	—	107	—
Fixed income securities	296	—	296	—
United States treasuries	120	120	—	—
Real estate	82	82	—	—
Equity securities	79	79	—	—
Cash equivalents	67	9	58	—
Registered investment companies	35	35	—	—
Other	37	2	—	35
Total pension plan assets	$2,653	$327	$2,291	$35

Other Postretirement Benefits Plans
A summary of the fair value of other postretirement benefits plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Global equities	$75	$—	$75	$—
Fixed income securities	67	—	67	—
Cash equivalents	4	4	—	—
Total other postretirement benefits plan assets	$146	$4	$142	$—

2011
Common collective trusts
Global equities	$52	$—	$52	$—
Fixed income securities	50	—	50	—
Cash equivalents	54	54	—	—
Total other postretirement benefits plan assets	$156	$54	$102	$—

Valuation Methodologies
Following is a description of the valuation methodologies used for pension and other postretirement benefits plan assets measured at fair value. There have been no changes in the methodologies used at December 31, 2012 and 2011.
Common collective trusts - Valued at the net unit value of units held by the trust at year end. The unit value is determined by the total value of fund assets divided by the total number of units of the fund owned. The equity investments in collective trusts are predominantly in index funds for which the underlying securities are actively traded in public markets based upon readily measurable prices.
Fixed income securities - These securities consist of publicly traded United States and non-United States fixed interest obligations (principally corporate and government bonds and debentures). The fair value of corporate and government debt securities is determined through third-party pricing models that consider various assumptions, including time value, yield curves, credit ratings and current market prices. The Company verifies the results of trustees or custodians and evaluates the pricing classification of these securities by performing analyses using other third-party sources.
United States treasuries - Valued at the closing price of each security.
Real estate and equity securities - These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Cash equivalents - Primarily certificates of deposit, commercial paper and repurchase agreements.
Registered investment companies - Valued at the closing price of the exchange traded fund's shares.
Other - Primarily insurance contracts for international plans and also futures contracts and over-the-counter options. These investments are valued based on the closing prices of future contracts or indices as available on the Bloomberg or similar service, and private equity investments.
For additional information regarding fair value measurements, see Note 11.
Defined Contribution Plans
The Company has various defined contribution benefit plans, primarily consisting of the plans in the United States. The total contributions related to these plans are charged to expense and were as follows:

2012	$74
2011	65
2010	33

Following the acquisition of Cooper, the Cooper Retirement Savings and Stock Ownership Plan Trust, which had been a Cooper shareholder, purchased 3.2 million newly issued ordinary shares of Eaton for an aggregate purchase price of $166 on December 5, 2012, using the cash portion of the acquisition proceeds it received for its Cooper shares. The purchase price was $51.26 per share, which was the approximate closing per share price of Eaton shares on the New York Stock Exchange on December 4, 2012. There were no underwriting discounts or commissions in connection with the purchase. The transaction was completed pursuant to an exemption found under Section 4(2) of The Securities Act of 1933, as amended.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Legal Contingencies
Eaton is subject to a broad range of claims, administrative and legal proceedings such as lawsuits that relate to contractual allegations, tax audits, patent infringement, personal injuries (including asbestos claims), antitrust matters and employment-related matters. Although it is not possible to predict with certainty the outcome or cost of these matters, the Company believes they will not have a material effect on the consolidated financial statements.
In December 2010, a Brazilian court held that a judgment obtained by a Brazilian company, Raysul, against another Brazilian company, Saturnia, which was sold by Eaton in 2006, could be enforced against Eaton Ltda. This judgment is based on an alleged violation of an agency agreement between Raysul and Saturnia. At December 31, 2012, the Company has a total accrual of 79 Brazilian Reais related to this matter ($39 based on current exchange rates), comprised of 60 Brazilian Reais recognized in the fourth quarter of 2010 ($30 based on current exchange rates) with an additional 19 Brazilian Reais recognized through December 31, 2012 ($9 based on current exchange rates) due to subsequent accruals for interest and inflation. The Company expects that any sum it may be required to pay in connection with this matter will not exceed the amount of the recorded liability. In 2010, Eaton filed motions for clarification with the Brazilian court of appeals which were denied on April 6, 2011. Eaton Holding and Eaton Ltda. filed appeals on various issues to the Superior Court of Justice in Brasilia. All appeals have been accepted by the Superior Court of Justice and will be heard in due course.
On October 5, 2006, ZF Meritor LLC and Meritor Transmission Corporation (collectively, Meritor) filed an action against Eaton in the United States District Court for Delaware. The action sought damages, which would be trebled under United States antitrust laws, as well as injunctive relief and costs. The suit alleged that Eaton engaged in anti-competitive conduct against Meritor in the sale of heavy-duty truck transmissions in North America. Following a four week trial on liability only, on October 8, 2009, the jury returned a verdict in favor of Meritor. Eaton firmly believes that it competes fairly and honestly for business in the marketplace, and that at no time did it act in an anti-competitive manner. During an earlier stage in the case, the judge concluded that damage estimates contained in a report filed by Meritor were not based on reliable data and the report was specifically excluded from the case. On November 3, 2009, Eaton filed a motion for judgment as a matter of law and to set aside the verdict. That motion was denied on March 10, 2011. On March 14, 2011, Eaton filed a motion for entry of final judgment of liability, zero damages and no injunctive relief. That motion was denied on June 9, 2011. On August 19, 2011, the Court entered final judgment of liability but awarded zero damages to plaintiffs. The Court also entered an injunction prohibiting Eaton from offering rebates or other incentives based on purchasing targets but stayed the injunction pending appeal. Eaton appealed the liability finding and the injunction to the Third Circuit Court of Appeals. Meritor cross-appealed the finding of zero damages. On September 28, 2012, the Court of Appeals affirmed the District Court's denial of Eaton's motion for judgment as a matter of law, and let stand the jury verdict in favor of Meritor. The Third Circuit also ruled that the plaintiffs' damages report was properly excluded, but reversed the judgment of zero damages and ordered that the District Court must allow plaintiffs a limited opportunity to amend the damages report, which may be re-considered for reliability and admissibility. Injunctive relief also was vacated. An estimate of any potential loss related to this action cannot be made at this time.
Environmental Contingencies
Eaton has established policies to ensure that its operations are conducted in keeping with good corporate citizenship and with a positive commitment to the protection of the natural and workplace environments. The Company's manufacturing facilities are required to be certified to ISO 14001, an international standard for environmental management systems. The Company routinely reviews EHS performance at each of its facilities and continuously strives to improve pollution prevention.
Eaton is involved in remedial response and voluntary environmental remediation at a number of sites, including certain of its currently-owned or formerly-owned plants. The Company has also been named a potentially responsible party under the United States federal Superfund law at a number of disposal sites. The Company became involved in these sites through the Company's voluntary decision, in connection with business acquisitions, or as a result of government action. At the end of 2012, the Company was involved with a total of 142 sites worldwide, including the Superfund sites mentioned above, with none of these sites being individually significant to the Company.
Remediation activities, generally involving soil and/or groundwater contamination, include pre-cleanup activities such as fact finding and investigation, risk assessment, feasibility study, design and action planning, performance (where actions may range from monitoring, to removal of contaminants, to installation of longer-term remediation systems), and operation and maintenance of a remediation system. The extent of expected remediation activities and costs varies by site. A number of factors affect the cost of environmental remediation, including the number of parties involved at a particular site, the determination of the extent of contamination, the length of time the remediation may require, the complexity of environmental regulations, and the continuing advancement of remediation technology. Taking these factors into account, Eaton has estimated the costs of remediation, which will be paid over a period of years. The Company accrues an amount on an undiscounted basis, consistent with the estimates of these costs when it is probable that a liability has been incurred. Actual results may differ from these estimates. At December 31, 2012 and 2011, the Company had an accrual totaling $125 and $62, respectively, for these costs.
Based upon Eaton's analysis and subject to the difficulty in estimating these future costs, the Company expects that any sum it may be required to pay in connection with environmental matters is not reasonably possible to exceed the recorded liability by an amount that would have a material effect on its financial position, results of operations or cash flows.
Warranty Accruals
A summary of the current and long-term warranty accruals follows:

	2012	2011	2010
Balance at January 1	$158	$153	$147
Provision	85	98	99
Settled	(84)	(94)	(91)
Acquisitions and other	21	1	(2)
Balance at December 31	$180	$158	$153

Lease Commitments
Eaton leases certain real properties and equipment. A summary of minimum rental commitments at December 31, 2012 under noncancelable operating leases, which expire at various dates and in most cases contain renewal options, for each of the next five years and thereafter in the aggregate, follow:

2013	$174
2014	137
2015	101
2016	73
2017	59
Thereafter	85
Total noncancelable lease commitments	$629

A summary of rental expense follows:

2012	$199
2011	194
2010	172

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income before income taxes and income tax expense are summarized below based on the geographic location of the operation to which such earnings and income taxes are attributable. Certain Eaton operations outside the United States are subject to both United States as well as non-United States income tax regulations. As a result, income before tax by location and the components of income tax expense by taxing jurisdiction are not directly related. For purposes of this note, non-United States operations include Puerto Rico.

	Income before income taxes
	2012	2011	2010
United States	$138	$375	$114
Non-United States	1,113	1,178	922
Total income before income taxes	$1,251	$1,553	$1,036

	Income tax expense (benefit)
	2012	2011	2010
Current
United States
Federal	$1	$85	$(2)
State and local	5	2	1
Non-United States	130	186	107
Total current income tax expense	136	273	106

Deferred
United States
Federal	39	(2)	95
State and local	2	8	(15)
Non-United States	(146)	(78)	(87)
Total deferred income tax benefit	(105)	(72)	(7)
Total income tax expense	$31	$201	$99

Reconciliations of income taxes from the United States federal statutory rate of 35% to the consolidated effective income tax rate follow:

	2012	2011	2010
Income taxes at the United States federal statutory rate	35.0%	35.0%	35.0%

United States operations
State and local income taxes	0.6%	0.2%	(0.1)%
Deductible dividends	(0.7)%	(0.5)%	(0.6)%
Deductible interest	(0.8)%	(0.5)%	(0.8)%
Credit for research activities	—%	(1.0)%	(1.4)%
Impact of Health Care Reform and Education Reconciliation Act and pre-funding on taxation associated with Medicare Part D	—%	(0.9)%	2.2%
Other-net	2.7%	0.5%	1.4%

Non-United States operations
United States foreign tax credit	(12.4)%	(2.3)%	(6.4)%
Non-United States operations (earnings taxed at other than the United States tax rate)	(14.9)%	(15.5)%	(13.9)%

Worldwide operations
Adjustments to tax liabilities	(5.7)%	(0.8)%	(1.2)%
Adjustments to valuation allowances	(1.3)%	(1.3)%	(4.7)%
Effective income tax expense rate	2.5%	12.9%	9.5%

During 2012, income tax expense of $31 was recognized (an effective tax rate of 2.5%) compared to $201 for 2011 (an effective tax rate of 12.9%) and $99 for 2010 (an effective tax rate of 9.5%). The lower effective tax rate for 2012, compared to 2011, was primarily attributable to realization of a significant international tax benefit from actions taken after the acquisition of Cooper, enhanced foreign tax credit utilization, lower tax provisions in several international locations associated with restructuring actions, and greater levels of income in lower tax jurisdictions.
On January 2, 2013, the President of the United States signed the American Taxpayer Relief Act of 2012 (the Act) into law. The Act extended certain tax benefits retroactively to January 1, 2012. The extension of the credit for research activities and the non-U.S. source income look-through rules will provide tax benefits of approximately $20 related to 2012 which are required to be recognized in the first quarter of 2013.
With limited exceptions, no provision has been made for income taxes on undistributed earnings of non-United States subsidiaries of approximately $8 billion at December 31, 2012, since it is the Company's intention to indefinitely reinvest undistributed earnings of its non-United States subsidiaries. It is not practicable to estimate the additional income taxes and applicable withholding taxes that would be payable on the remittance of such undistributed earnings.
The Company's largest growth areas that require capital are in developing markets. The cash that is permanently reinvested is typically used to expand operations either organically or through acquisitions in such developing markets as well as other mature markets where the Company targets increased market share. The Company's United States operations normally generate cash flow sufficient to satisfy United States operating requirements. Dividends paid during 2012 from non-United States affiliates to the United States parent were not significant.
Worldwide income tax payments follow:

2012	$254
2011	191
2010	141

Deferred Income Tax Assets and Liabilities
Components of current and long-term deferred income taxes follow:

	2012		2011
	Current assets and liabilities	Long-term assets and liabilities	Current assets and liabilities	Long-term assets and liabilities
Accruals and other adjustments
Employee benefits	$92	$857	$114	$778
Depreciation and amortization	(108)	(2,685)	(2)	(498)
Other accruals and adjustments	477	297	293	77
Other items	—	145	—	(4)
United States federal income tax loss carryforwards	—	6	—	7
United States federal income tax credit carryforwards	—	156	—	251
United States state and local tax loss carryforwards and tax credit carryforwards	—	71	—	65
Non-United States tax loss carryforwards	—	1,591	—	417
Non-United States income tax credit carryforwards	—	67	—	95
Valuation allowance for income tax loss and income tax credit carryforwards	(61)	(1,521)	—	(441)
Other valuation allowances	(7)	(71)	(7)	(55)
Total deferred income taxes	$393	$(1,087)	$398	$692
At December 31, 2012, deferred tax liabilities of $49 are included within Other current liabilities.
At the end of 2012, United States federal income tax loss carryforwards and income tax credit carryforwards were available to reduce future United States federal income tax liabilities. These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States federal income tax loss carryforwards	$—	$—	$15	$2	$—	$—
United States federal deferred income tax assets for income tax loss carryforwards	—	—	5	1	—	(5)
United States federal income tax credit carryforwards	—	51	—	68	37	(17)

United States state and local tax loss carryforwards and tax credit carryforwards with a future tax benefit are also available at the end of 2012. These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States state and local deferred income tax assets for income tax carryforwards - net of federal tax effect	$6	$12	$15	$7	$—	$(16)
United States state and local income tax credit carryforwards - net of federal tax effect	7	10	6	4	4	(15)

At December 31, 2012, certain non-United States subsidiaries had tax loss carryforwards and income tax credit carryforwards that are available to offset future taxable income. These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
Non-United States income tax loss carryforwards	$348	$148	$32	$27	$6,982	$—
Non-United States deferred income tax assets for income tax loss carryforwards	92	38	9	8	1,444	(1,509)
Non-United States income tax credit carryforwards	47	14	1	—	5	(7)

Recoverability of Deferred Income Tax Assets
Eaton is subject to the income tax laws in the jurisdictions in which it operates. In order to determine its income tax provision for financial statement purposes, Eaton must make significant estimates and judgments about its business operations in these jurisdictions. These estimates and judgments are also used in determining the deferred income tax assets and liabilities that have been recognized for differences between the financial statement and income tax basis of assets and liabilities, and income tax loss carryforwards and income tax credit carryforwards.
Management evaluates the realizability of deferred income tax assets for each of the jurisdictions in which it operates. If the Company experiences cumulative pretax income in a particular jurisdiction in the three-year period including the current and prior two years, management normally concludes that the deferred income tax assets will more likely than not be realizable and no valuation allowance is recognized, unless known or planned operating developments would lead management to conclude otherwise. However, if the Company experiences cumulative pretax losses in a particular jurisdiction in the three-year period including the current and prior two years, management then considers a series of factors in the determination of whether the deferred income tax assets can be realized. These factors include historical operating results, known or planned operating developments, the period of time over which certain temporary differences will reverse, consideration of the utilization of certain deferred income tax liabilities, tax law carryback capability in the particular country, prudent and feasible tax planning strategies, and estimates of future earnings and taxable income using the same assumptions as the Company's goodwill and other impairment testing. After evaluation of these factors, if the deferred income tax assets are expected to be realized within the tax carryforward period allowed for that specific country, management would conclude that no valuation allowance would be required. To the extent that the deferred income tax assets exceed the amount that is expected to be realized within the tax carryforward period for a particular jurisdiction, management would establish a valuation allowance.
Applying the above methodology, valuation allowances have been established for certain United States federal, state and local income, as well as certain non-United States, deferred income tax assets to the extent they are not expected to be realized within the particular tax carryforward period.
Unrecognized Income Tax Benefits
Eaton's historical policy has been to enter into tax planning strategies only if it is more likely than not that the benefit would be sustained upon audit. For example, the Company does not enter into any of the Internal Revenue Service (IRS) Listed Transactions as set forth in Treasury Regulation 1.6011-4.
A summary of gross unrecognized income tax benefits follows:

	2012	2011	2010
Balance at January 1	$236	$224	$197
Increases and decreases as a result of positions taken during prior years
Transfers to valuation allowances	—	—	(2)
Other increases	1	3	7
Other decreases, including currency translation	—	(14)	(31)
Balances related to acquired businesses	102	2	34
Increases as a result of positions taken during the current year	36	31	23
Decreases relating to settlements with tax authorities	—	(2)	—
Decreases as a result of a lapse of the applicable statute of limitations	(6)	(8)	(4)
Balance at December 31	$369	$236	$224

If all unrecognized tax benefits were recognized, the net impact on the provision for income tax expense would be $257.
As of December 31, 2012 and 2011, Eaton had accrued approximately $57 and $29, respectively, for the payment of worldwide interest and penalties. Eaton recognizes interest and penalties related to unrecognized income tax benefits in the provision for income tax expense. The Company has accrued penalties in jurisdictions where they are automatically applied to any deficiency, regardless of the merit of the position.
The resolution of the majority of Eaton's unrecognized income tax benefits is dependent upon uncontrollable factors such as law changes; the prospect of retroactive regulations; new case law; the willingness of the income tax authority to settle the issue, including the timing thereof; and other factors. Therefore, for the majority of unrecognized income tax benefits, it is not reasonably possible to estimate the increase or decrease in the next 12 months. For each of the unrecognized income tax benefits where it is possible to estimate the increase or decrease in the balance within the next 12 months, the Company does not anticipate any significant change.
Eaton or its subsidiaries file income tax returns in the United States and jurisdictions outside the United States. The IRS has completed their examination of Eaton Corporation and Includible Subsidiaries United States income tax returns for 2005 and 2006 and has issued a Statutory Notice of Deficiency (Notice) as discussed below. The statute of limitations on these tax years remains open to the extent of the tax assessment until the matter is resolved. During 2012, the IRS began their formal examination of the Eaton Corporation and Includible Subsidiaries United States income tax returns for 2007, 2008, and 2009. Eaton Corporation had previously agreed to extend the statute of limitations for the IRS to examine its United States income tax returns for 2007, 2008 and 2009 until December 31, 2013. The statute of limitations for tax year 2010 is open until September 15, 2014. The IRS examination of the Cooper Industries and Includible Subsidiaries United States income tax returns for 2009 and 2010 was completed and settled during 2012 without significant effect on the consolidated financial statements. The statute of limitations remains open for tax year 2009 and 2010 until September 15, 2013 and September 15, 2014, respectively. During 2012, the IRS began their formal examination of the Cooper Industries and Includible Subsidiaries United States income tax return for 2011. The statute of limitations for tax year 2011 is open for examination until September 15, 2015.
Eaton is also under examination for the income tax filings in various state and non-United States jurisdictions. With only a few exceptions, Eaton Corporation and Includible Subsidiaries are no longer subject to state and local income tax examinations for years before 2008. State and local income tax returns will be reopened to the extent of United States federal income tax adjustments, if any, going back to 2005 when those audit years are finalized. Some states will not limit their assessment to the United States federal adjustments, and will require the opening of the entire tax year. In addition, with only a few exceptions, Cooper Industries and Includible Subsidiaries are no longer subject to United States state and local income tax examinations for years before 2008. With only a few exceptions, the non-United States subsidiaries of both Eaton and Cooper are no longer subject to examinations for years before 2007.
At the end of the fourth quarter of 2011, the IRS issued a Notice for Eaton Corporation and Includible Subsidiaries 2005 and 2006 tax years. The Notice proposes assessments of $75 in additional taxes plus $52 in penalties related primarily to transfer pricing adjustments for products manufactured in the Company's facilities in Puerto Rico and the Dominican Republic and sold to affiliated companies located in the U.S., net of agreed credits and deductions. The Company has set its transfer prices for products sold between these affiliates at the same prices that the Company sells such products to third parties. The Notice was issued despite the IRS having previously recognized the validity of the Company's transfer pricing methodology by entering into two successive binding Advance Pricing Agreements (APAs) that approved and, in fact, required the application of the Company's transfer pricing methodology for the ten year period of 2001 through 2010. For the years 2001 through 2004, the IRS had previously accepted the transfer pricing methodology related to these APAs after a comprehensive review conducted in two separate audit cycles. On December 16, 2011, immediately prior to the Notice being issued, the IRS sent a letter to Eaton Corporation stating that it was canceling the APAs.
The Company firmly believes that the proposed assessments are without merit. The Company also believes that it was in full compliance with the terms of the two APAs, and that the IRS's unilateral attempt to retroactively cancel these two binding contracts is also without merit and represents a breach of the two contracts. On February 29, 2012, the Company filed a Petition with the U.S. Tax Court in which it asserted that the transfer pricing established in the two APA contracts meets the arms-length standard set by the U.S. income tax laws, that the transfer pricing the Company has used is in full compliance with U.S. income tax laws, and accordingly, that the two APA contracts should be enforced in accordance with their terms. On June 11, 2012, the Company filed a motion for partial summary judgment with the U.S. Tax Court, asking the U.S. Tax Court to find that the APAs are binding contracts and that the IRS has the burden of proving that it is entitled to cancel the APAs. On October 22, 2012, a hearing on the partial summary judgment motion was held at the U.S. Tax Court. A decision on the motion is pending. The Company believes that the ultimate resolution of this matter will not have a material adverse impact on its consolidated financial statements.
During 2010, Eaton Corporation received a significant tax assessment in Brazil for the tax years 2005 through 2008 that relates to the amortization of certain goodwill generated from the acquisition of third party businesses and corporate reorganizations. In this jurisdiction, the Company had previously filed and received a favorable tax ruling on the key aspects of the transaction not specifically covered by the plain meaning of the local tax statutes. The ruling request fully disclosed all steps of the transaction. The tax assessment is under review at the second of three administrative appeals levels. The first administrative appeal level made a 50% reduction in assessed penalties. The Company disagrees with the assessment and intends to litigate the matter if it is not resolved at the administrative appeals levels. Multiple outside advisors have stated that Brazilian tax authorities are raising the issue for most clients with similar facts and that the matter is expected to require at least 10 years to resolve. At this time, management believes that final resolution of the assessment will not have a material impact on the consolidated financial statements.

Eaton Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Eaton Shareholders' Equity [Text Block]
EATON SHAREHOLDERS' EQUITY
Eaton was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the consummation of the acquisition of Cooper. Eaton Corporation shares were cancelled and exchanged for Eaton Corporation plc shares on a one-for-one basis. All the remaining unsold shares of Eaton Corporation were deregistered. On December 3, 2012, Eaton Corporation plc began trading on the New York stock exchange under the same symbol used by Eaton Corporation (“ETN”) prior to November 30, 2012. See Note 2 for additional information about the acquisition of Cooper.
At December 31, 2012, there were 750 million Eaton ordinary shares authorized ($0.01 par value per share), 470.7 million of which were issued and outstanding. Eaton's Memorandum and Articles of Association authorized 40 thousand deferred ordinary shares (€1.00 par value per share) and 10 thousand preferred A shares ($1.00 par value per share), all of which were issued and outstanding at the end of 2012, and 10 million serial preferred shares ($0.01 par value per share), none of which were outstanding at the end of 2012. At December 31, 2011, there were 500 million Eaton Corporation common shares authorized ($0.50 par value per share), 334.4 million of which were issued and outstanding at the end of 2011. At December 31, 2012, there were 20,570 holders of record of Eaton ordinary shares. Additionally, 27,852 current and former employees were shareholders through participation in the Eaton Savings Plan, Eaton Personal Investment Plan, Eaton Puerto Rico Retirement Savings Plan, and the Cooper Retirement Savings and Stock Ownership Plan.
Eaton Corporation had a common share repurchase program (2007 Program) that authorized the repurchase of 10 million common shares. In 2011, 8.3 million Eaton Corporation common shares were repurchased under the 2007 Program in the open market at a total cost of $343. On September 28, 2011, Eaton Corporation's Board of Directors approved a common share repurchase program (2011 Program) that replaced the 2007 Program and authorized the purchase of up to 20 million shares, not to exceed an aggregate purchase price of $1.25 billion. In connection with the acquisition of Cooper, Eaton assumed Eaton Corporation's share repurchase program. The ordinary shares are expected to be repurchased over time, depending on market conditions, the market price of ordinary shares, capital levels and other considerations. In 2012 and 2011, no ordinary or common shares were repurchased under the 2011 Program. No common shares were repurchased in the open market in 2010.
Eaton has deferral plans that permit certain employees and directors to defer a portion of their compensation. A trust contains $12 and $6 of ordinary shares and marketable securities, as valued at December 31, 2012 and 2011, respectively, to fund a portion of these liabilities. The marketable securities were included in Other assets and the ordinary shares were included in Shareholders' equity at historical cost.
On February 27, 2013, Eaton's Board of Directors declared a quarterly dividend of $0.42 per ordinary share, payable on March 22, 2013, to shareholders of record at the close of business on March 11, 2013.
Comprehensive Loss
Comprehensive loss consists primarily of net income, currency translation and related hedging instruments, changes in unrecognized costs of pension and other postretirement benefits, and changes in the effective portion of open derivative contracts designated as cash flow hedges. The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive loss:

	2012		2011		2010
	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments	$144	$135	$(252)	$(241)	$(78)	$(78)

Pensions and other postretirement benefits
Prior service cost arising during the year	(1)	(1)	(5)	(4)	(2)	(1)
Net loss arising during the year	(386)	(262)	(648)	(417)	(182)	(123)
Currency translation	(15)	(12)	5	4	5	5
Other	(2)	15	—	(15)	(4)	3
Amortization of prior service cost reclassified to earnings	170	108	122	79	87	54
	(234)	(152)	(526)	(353)	(96)	(62)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	10	10	(28)	(21)	8	6
Changes in cash flow hedges reclassified to earnings	7	7	—	(1)	(8)	(6)
Cash flow hedges, net of reclassification adjustments	17	17	(28)	(22)	—	—
Other comprehensive loss attributable to Eaton ordinary shareholders	$(73)	$—	$(806)	$(616)	$(174)	$(140)

The changes in Accumulated other comprehensive loss attributable to Eaton ordinary shareholders, net of tax, as reported in the Consolidated Balance Sheets follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Accumulated other comprehensive loss
January 1, 2010	$(183)	$(1,032)	$7	$(1,208)
Comprehensive income (loss)	(78)	(62)	—	(140)
December 31, 2010	(261)	(1,094)	7	(1,348)
Comprehensive income (loss)	(241)	(353)	(22)	(616)
December 31, 2011	(502)	(1,447)	(15)	(1,964)
Comprehensive income (loss)	135	(152)	17	—
December 31, 2012	$(367)	$(1,599)	$2	$(1,964)

Net Income per Ordinary Share
A summary of the calculation of net income per ordinary share attributable to ordinary shareholders follows:

(Shares in millions)	2012	2011	2010
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Weighted-average number of ordinary shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4.0
Weighted-average number of ordinary shares outstanding-basic	347.8	338.3	335.5

Net income per ordinary share
Diluted	$3.46	$3.93	$2.73
Basic	3.54	3.98	2.76

In 2012, 2011 and 2010, 2.2 million, 1.5 million and 6.9 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive.

Equity-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Equity-Based Compensation
EQUITY-BASED COMPENSATION
Exchange of Equity-Based Compensation
On November 30, 2012, in conjunction with the acquisition of Cooper, all Eaton Corporation equity-based compensation plans were assumed by Eaton, subject to the same terms and conditions except that reference to Eaton Corporation shares were changed to Eaton shares. Outstanding Eaton Corporation restricted share awards, other share-based awards and stock options were converted into the right to receive an equivalent equity award from Eaton. Eaton equity awards are subject to the same number of shares, terms and conditions as applicable to the original respective Eaton Corporation awards. See Note 2 for additional information related to the acquisition of Cooper.
Restricted Stock Units
Restricted stock units and awards (RSUs) have been issued to certain employees at fair market value at the date of grant. These awards entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three or four years. A summary of the RSU activity for 2012 follows:

(Restricted stock units in millions)	Number of restricted stock units	Weighted-average fair value per award
Non-vested at January 1	4.8	$33.02
Granted	1.5	49.41
Vested	(2.7)	25.91
Forfeited	(0.2)	40.41
Non-vested at December 31	3.4	$42.47

Information related to RSUs follows:

	2012	2011	2010
Pretax expense for RSUs	$46	$50	$39
After-tax expense for RSUs	30	32	25

As of December 31, 2012, total compensation expense not yet recognized related to non-vested RSUs was $96, and the weighted-average period in which the expense is expected to be recognized is 2.2 years. Excess tax benefit for restricted stock units and other equity-based compensation totaled $18 for 2012.
Stock Options
Under various plans, stock options have been granted to certain employees and directors to purchase ordinary shares at prices equal to fair market value on the date of grant. Substantially all of these options vest ratably during the three-year period following the date of grant and expire 10 years from the date of grant. Compensation expense is recognized for stock options based on the fair value of the options at the date of grant and amortized on a straight-line basis over the period the employee or director is required to provide service.
The Company uses a Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon with a maturity equal to the expected life of the option). A summary of the assumptions used in determining the fair value of stock options follows:

	2012	2011	2010
Expected volatility	35%	33%	31%
Expected option life in years	5.5	5.5	5.5
Expected dividend yield	2.0%	2.0%	2.0%
Risk-free interest rate	1.0 to .0.9%	2.2% to 1.4%	2.4% to 1.3%
Weighted-average fair value of stock options granted	$14.08	$14.56	$8.98

A summary of stock option activity follows:

(Options in millions)	Weighted-average price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2012	$36.84	13.1
Granted	51.77	0.8
Exercised	31.34	(3.0)
Forfeited and canceled	51.21	(0.1)
Outstanding at December 31, 2012	$39.45	10.8	4.2	$158

Exercisable at December 31, 2012	$37.78	9.5	3.6	$155
Reserved for future grants at December 31, 2012		21.0

The aggregate intrinsic value in the table above represents the total excess of the $54.18 closing price of Eaton ordinary shares on the last trading day of 2012 over the exercise price of the stock option, multiplied by the related number of options outstanding and exercisable. The aggregate intrinsic value is not recognized for financial accounting purposes and the value changes based on the daily changes in the fair market value of the Company's ordinary shares.
Information related to stock options follows:

	2012	2011	2010
Pretax expense for stock options	$7	$5	$11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	—
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	—
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	$7	$5	$11

Stock options exercised, in millions of options	3.099	2.541	6.096

As of December 31, 2012, total compensation expense not yet recognized related to non-vested stock options was $12, and the weighted-average period in which the expense is expected to be recognized is 1.8 years.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to satisfy a liability in an orderly transaction between market participants. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a fair value hierarchy is established, which categorizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—

2011
Cash	$385	$385	$—	$—
Short-term investments	699	699	—	—
Net derivative contracts	46	—	46	—
Long-term debt converted to floating interest rates by interest rate swaps - net	66	—	66	—

Eaton values its financial instruments using an industry standard market approach, in which prices and other relevant information is generated by market transactions involving identical or comparable assets or liabilities. No financial instruments were recognized using unobservable inputs.
Other Fair Value Measurements
Long-term debt and the current portion of long-term debt had a carrying value of $10,076 and fair value of $10,793 at December 31, 2012 compared to $3,687 and $4,273, respectively, at December 31, 2011. The fair value of Eaton's debt instruments was estimated using prevailing market interest rates on debt with similar creditworthiness, terms and maturities.
Short-Term Investments
Eaton invests excess cash generated from operations in short-term marketable investments. For those investments classified as “available-for-sale”, Eaton marks these investments to fair value with the offset recognized in Accumulated other comprehensive loss. A summary of the carrying value of short-term investments follows:

	2012	2011
Time deposits, certificate of deposits and demand deposits with banks	$293	$466
Money market investments	228	228
Other	6	5
Total short-term investments	$527	$699

Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, Eaton is exposed to certain risks related to fluctuations in interest rates, currency exchange rates and commodity prices. The Company uses various derivative and non-derivative financial instruments, primarily interest rate swaps, currency forward exchange contracts, currency swaps and, to a lesser extent, commodity contracts, to manage risks from these market fluctuations. The instruments used by Eaton are straightforward, non-leveraged instruments. The counterparties to these instruments are financial institutions with strong credit ratings. Eaton maintains control over the size of positions entered into with any one counterparty and regularly monitors the credit rating of these institutions. Such instruments are not purchased and sold for trading purposes.
Derivative financial instruments are accounted for at fair value and recognized as assets or liabilities in the Consolidated Balance Sheets. Accounting for the gain or loss resulting from the change in the fair value of the derivative financial instrument depends on whether it has been designated, and is effective, as part of a hedging relationship and, if so, as to the nature of the hedging activity. Eaton formally documents all relationships between derivative financial instruments accounted for as designated hedges and the hedged item, as well as its risk-management objective and strategy for undertaking the hedge transaction. This process includes linking derivative financial instruments to a recognized asset or liability, specific firm commitment, forecasted transaction, or net investment in a foreign operation. These financial instruments can be designated as:

•
Hedges of the change in the fair value of a recognized fixed-rate asset or liability, or the firm commitment to acquire such an asset or liability (a fair value hedge); for these hedges, the gain or loss from the derivative financial instrument, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in income during the period of change in fair value.

•
Hedges of the variable cash flows of a recognized variable-rate asset or liability, or the forecasted acquisition of such an asset or liability (a cash flow hedge); for these hedges, the effective portion of the gain or loss from the derivative financial instrument is recognized in Accumulated other comprehensive loss and reclassified to income in the same period when the gain or loss on the hedged item is included in income.

•
Hedges of the currency exposure related to a net investment in a foreign operation (a net investment hedge); for these hedges, the effective portion of the gain or loss from the derivative financial instrument is recognized in Accumulated other comprehensive loss and reclassified to income in the same period when the gain or loss related to the net investment in the foreign operation is included in income.

The gain or loss from a derivative financial instrument designated as a hedge that is effective is classified in the same line of the Consolidated Statements of Income as the offsetting loss or gain on the hedged item. The change in fair value of a derivative financial instrument that is not effective as a hedge is immediately recognized in income.
For derivatives that are not designated as a hedge, any gain or loss is immediately recognized in income. The majority of derivatives used in this manner relate to risks resulting from assets or liabilities denominated in a foreign currency and certain commodity contracts that arise in the normal course of business.
Eaton uses certain of its debt denominated in foreign currency to hedge portions of its net investments in foreign operations against foreign currency exposure (net investment hedges). Debt denominated in foreign currency and designated as non-derivative net investment hedging instruments was $116 and $129 at December 31, 2012 and 2011, respectively. For additional information about debt, see Note 5.
Interest Rate Risk
Eaton has entered into fixed-to-floating interest rate swaps and floating-to-fixed interest rate swaps to manage interest rate risk of certain long-term debt. These interest rate swaps are accounted for as fair value hedges and cash flow hedges, respectively, of certain long-term debt. The maturity of the swap corresponds with the maturity of the debt instrument as noted in the table of long-term debt in Note 5.
A summary of interest rate swaps outstanding at December 31, 2012, follows:
Fixed-to-Floating Interest Rate Swaps

Notional amount	Fixed interest rate received	Floating interest rate paid	Basis for contracted floating interest rate paid
$200	4.90%	2.67%	6 month LIBOR + 2.15%
100	5.95%	3.26%	6 month LIBOR + 2.60%
150	5.30%	4.47%	1 month LIBOR + 4.26%
415	5.60%	3.70%	6 month LIBOR + 3.18%
300	6.95%	5.38%	3 month LIBOR + 5.07%
25	8.875%	4.36%	6 month LIBOR + 3.84%
25	7.625%	3.12%	6 month LIBOR + 2.48%
50	7.65%	3.09%	6 month LIBOR + 2.57%
25	5.45%	0.88%	6 month LIBOR + 0.28%

Floating-to-Fixed Interest Rate Swaps

Notional amount	Floating interest rate received	Fixed interest rate paid	Basis for contracted floating interest rate received
$300	0.31%	0.76%	3 month LIBOR

Derivative Financial Statement Impacts
The fair value of derivative financial instruments recognized in the Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

December 31, 2011
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$940	$—	$68	$—	$2	Fair value	1 to 22 years
Floating-to-fixed interest rate swaps	300	—	—	—	—	Cash flow	2 years
Currency exchange contracts	308	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	47	—	—	7	—	Cash flow	12 months
Total		$4	$68	$16	$2

Derivatives not designated as hedges
Currency exchange contracts	$2,954	$18		$14			12 months
Commodity contracts	57	—		12			12 months
Total		$18		$26

The currency exchange contracts shown in the table above as derivatives not designated as hedges are primarily contracts entered into to manage currency volatility or exposure on intercompany sales and loans. While Eaton does not elect hedge accounting treatment for these derivatives, Eaton targets managing 100% of the intercompany balance sheet exposure to minimize the effect of currency volatility related to the movement of goods and services in the normal course of its operations. This activity represents the great majority of these currency exchange contracts.
Amounts recognized in Accumulated other comprehensive loss follow:

	2012		2011
	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$(3)	$(1)	$—	$—
Currency exchange contracts	12	1	(10)	(6)
Commodity contracts	1	(7)	(12)	6
Derivatives designated as net investment hedges
Cross currency swaps	—	—	1	—
Total	$10	$(7)	$(21)	$—

Gains and losses reclassified from Accumulated other comprehensive loss to the Consolidated Statements of Income were recognized in Cost of products sold.
Amounts recognized in net income follow:

	2012	2011
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$21	$24
Related long-term debt converted to floating interest rates by interest rate swaps	(21)	(24)
	$—	$—

Gains and losses described above were recognized in Interest expense-net.

Accounts Receivable and Inventory	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Inventory [Abstract]
Accounts Receivable and Inventory
ACCOUNTS RECEIVABLE AND INVENTORY
Accounts Receivable
Eaton performs ongoing credit evaluation of its customers and maintains sufficient allowances for potential credit losses. The Company evaluates the collectability of its accounts receivable based on the length of time the receivable is past due and any anticipated future write-off based on historic experience. Accounts receivable balances are written off against an allowance for doubtful accounts after a final determination of uncollectability has been made. Accounts receivable are net of an allowance for doubtful accounts of $53 and $48 at December 31, 2012 and 2011, respectively.
Inventory
Inventory is carried at lower of cost or market. Inventory in the United States is generally accounted for using the last-in, first-out (LIFO) method. Remaining United States and non-United States inventory is accounted for using the first-in, first-out (FIFO) method. Cost components include raw materials, purchased components, direct labor, indirect labor, utilities, depreciation, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs, and costs of the distribution network.
The components of inventory follow:

	2012	2011
Raw materials	$919	$706
Work-in-process	424	272
Finished goods	1,129	867
Inventory at FIFO	2,472	1,845
Excess of FIFO over LIFO cost	(133)	(144)
Total inventory	$2,339	$1,701

Inventory at FIFO accounted for using the LIFO method was 43% and 42% at the end of 2012 and 2011, respectively.

Business Segment and Geographic Region Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
BUSINESS SEGMENT AND GEOGRAPHIC REGION INFORMATION
BUSINESS SEGMENT AND GEOGRAPHIC REGION INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing performance. Eaton’s segments are as follows:
Electrical Products and Electrical Systems and Services
The Electrical Products segment consists of electrical components, industrial components, residential products, single phase power quality, emergency lighting, fire detection, wiring devices, structural support systems, circuit protection, and lighting products. The Electrical Systems and Services segment consists of power distribution and assemblies, three phase power quality, hazardous duty electrical equipment, intrinsically safe explosion-proof instrumentation, utility power distribution, power reliability equipment, and services. The principal markets for these segments are industrial, institutional, governmental, utility, commercial, residential and information technology. These products are used wherever there is a demand for electrical power in commercial buildings, data centers, residences, apartment and office buildings, hospitals, factories and utilities. The segments share several common global customers, but a large number of customers are located regionally. Sales are made directly to original equipment manufacturers, utilities, and certain other end users, as well as through distributors, resellers and manufacturers representatives.
Hydraulics
The Hydraulics segment is a global leader in hydraulics components, systems and services for industrial and mobile equipment. Eaton offers a wide range of power products including pumps, motors and hydraulic power units; a broad range of controls and sensing products including valves, cylinders and electronic controls; a full range of fluid conveyance products including industrial and hydraulic hose, fittings, and assemblies, thermoplastic hose and tubing, couplings, connectors, and assembly equipment; filtration systems solutions; heavy-duty drum and disc brakes; and golf grips. The principal markets for the Hydraulics segment include oil and gas, renewable energy, marine, agriculture, construction, mining, forestry, utility, material handling, truck and bus, machine tools, molding, primary metals and power generation. Key manufacturing customers in these markets and other customers are located globally. Products are sold and serviced through a variety of channels.
Aerospace
The Aerospace segment is a leading global supplier of aerospace fuel, hydraulics and pneumatic systems for commercial and military use. Products include hydraulic power generation systems for aerospace applications including pumps, motors, hydraulic power units, hose and fittings, electro-hydraulic pumps and power and load management systems; controls and sensing products including valves, cylinders, electronic controls, electromechanical actuators, sensors, displays and panels, aircraft flap and slat systems and nose wheel steering systems; fluid conveyance products, including hose, thermoplastic tubing, fittings, adapters, couplings, sealing and ducting; and fuel systems including fuel pumps, sensors, valves, adapters and regulators. The principal markets for the Aerospace segment are manufacturers of commercial and military aircraft and related after-market customers. These manufacturers and other customers operate globally. Products are sold and serviced through a variety of channels.

Vehicle
The Vehicle segment is a leader in the design, manufacture, marketing and supply of drivetrain and powertrain systems and critical components that reduce emissions and improve fuel economy, stability, performance and safety of cars, light trucks and commercial vehicles. Products include transmissions, clutches, hybrid power systems, superchargers, engine valves and valve actuation systems, cylinder heads, locking and limited slip differentials, transmission and engine controls, fuel vapor components, compressor control clutches for mobile refrigeration, fluid connectors and hoses for air conditioning and power steering, underhood plastic components, fluid conveyance products including, hose, thermoplastic tubing, fittings, adapters, couplings and sealing products for the global vehicle industry. The principal markets for the Vehicle segment are original equipment manufacturers and aftermarket customers of heavy-, medium-, and light-duty trucks, SUVs, CUVs, passenger cars and agricultural equipment.
Other Information
No single customer represented greater than 10% of net sales in 2012, 2011 or 2010, respectively.
The accounting policies of the business segments are generally the same as the policies described in Note 1, except that inventory and related cost of products sold of the segments are accounted for using the FIFO method and operating profit only reflects the service cost component related to pensions and other postretirement benefits. Intersegment sales and transfers are accounted for at the same prices as if the sales and transfers were made to third parties. These intersegment sales are eliminated in consolidation.
For purposes of business segment performance measurement, the Company does not allocate items that are of a non-operating nature or are of a corporate or functional governance nature. Corporate expenses consist of transaction costs associated with the acquisition of certain businesses and corporate office expenses including compensation, benefits, occupancy, depreciation, and other administrative costs. Identifiable assets of the business segments exclude goodwill, other intangible assets, and general corporate assets, which principally consist of cash, short-term investments, deferred income taxes, certain accounts receivable, certain property, plant and equipment, and certain other assets. See Note 2 for additional information about business acquisitions.

Business Segment Information

	2012	2011	2010
Net sales
Electrical Products	$3,846	$3,619	$3,390
Electrical Systems and Services	3,872	3,557	3,033
Hydraulics	2,960	2,835	2,212
Aerospace	1,719	1,648	1,536
Vehicle	3,914	4,390	3,544
Total net sales	$16,311	$16,049	$13,715

Segment operating profit
Electrical Products	$640	$531	$490
Electrical Systems and Services	424	352	303
Hydraulics	369	438	279
Aerospace	213	244	220
Vehicle	570	695	408
Total segment operating profit	2,216	2,260	1,700

Corporate
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	—
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Business segment operating profit was reduced by acquisition integration charges as follows:

	2012	2011	2010
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total	$33	$14	$40

Corporate acquisition integration charges, primarily related to the acquisition of Cooper, totaled $11 in 2012 and are included above in Other corporate expense - net. Acquisition-related transaction costs, such as investment banking, legal and other professional fees, are included above in Interest expense - net and Other corporate expense - net. In 2012, these charges totaled $178 and were related primarily to the acquisition of Cooper. There were no significant Corporate acquisition-related transaction costs in 2011 or 2010. See Note 3 for additional information about acquisition integration charges and transaction costs.
Business Segment Information

	2012	2011	2010
Identifiable assets
Electrical Products	$3,284	$1,653	$1,739
Electrical Systems and Services	2,449	1,242	1,163
Hydraulics	1,427	1,265	1,080
Aerospace	806	754	726
Vehicle	1,698	1,783	1,770
Total identifiable assets	9,664	6,697	6,478
Goodwill	14,211	5,537	5,454
Other intangible assets	7,468	2,192	2,272
Corporate	4,941	3,447	3,048
Total assets	$36,284	$17,873	$17,252

Capital expenditures for property, plant and equipment
Electrical Products	$108	$76	$77
Electrical Systems and Services	47	41	31
Hydraulics	60	70	45
Aerospace	27	21	21
Vehicle	148	172	120
Total	390	380	294
Corporate	203	188	100
Total expenditures for property, plant and equipment	$593	$568	$394

Depreciation of property, plant and equipment
Electrical Products	$78	$74	$76
Electrical Systems and Services	42	37	35
Hydraulics	61	54	52
Aerospace	26	26	25
Vehicle	136	147	153
Total	343	338	341
Corporate	38	29	28
Total depreciation of property, plant and equipment	$381	$367	$369

Geographic Region Information
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment-net.

	2012	2011	2010
Net sales
United States	$7,789	$7,165	$6,166
Canada	918	815	666
Latin America	1,588	1,952	1,629
Europe	3,997	4,092	3,532
Asia Pacific	2,019	2,025	1,722
Total	$16,311	$16,049	$13,715

Long-lived assets
United States	$1,931	$1,227	$1,102
Canada	34	27	25
Latin America	348	247	275
Europe	845	649	664
Asia Pacific	665	452	411
Total	$3,823	$2,602	$2,477

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
On November 14, 2012, Eaton Corporation issued senior notes (the "Senior Notes") totaling $4,900 related to financing the cash portion of the acquisition of Cooper. See Note 5 for additional information related to these Senior Notes. Eaton and certain other of Eaton's principal 100% owned operating subsidiaries (the "Subsidiary Guarantors") fully and unconditionally guarantee (subject, in the case of the Subsidiary Guarantors, to customary release provisions as described below), on a joint and several basis, the Senior Notes. The following condensed consolidating financial statements are included so that separate financial statements of Eaton, Eaton Corporation and the Subsidiary Guarantors are not required to be filed with the Securities and Exchange Commission. The consolidating adjustments primarily relate to eliminations of investments in subsidiaries and intercompany balances and transactions. The condensed consolidating financial statements present investments in subsidiaries using the equity method of accounting.
The guarantee of a Subsidiary Guarantor that is not a parent of the issuer will be automatically and unconditionally released and discharged in the event of any sale of the Subsidiary Guarantor or of all or substantially all of its assets; or following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other U.S. debt securities or U.S. syndicated credit facilities, subject to limitations set forth in the indenture. The guarantee of a Subsidiary Guarantor that is a parent of the issuer will be automatically and unconditionally released and discharged following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other debt securities or syndicated credit facilities, subject to limitations set forth in the indenture.
As described in Note 1, Eaton was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the acquisition of Cooper. Therefore, for presentation purposes of entities under common control, Eaton is presented as the parent company in the 2012 condensed consolidating financial statements. For periods prior to 2012, Eaton Corporation is presented as the parent company.
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$6,680	$2,849	$10,346	$(3,564)	$16,311

Cost of products sold	—	5,115	2,193	7,708	(3,568)	11,448
Selling and administrative expense	—	1,307	335	1,252	—	2,894
Research and development expense	—	230	108	101	—	439
Interest expense (income) - net	—	229	8	(29)	—	208
Other expense - net	—	10	48	13	—	71
Equity in (earnings) loss of subsidiaries, net of tax	(1,219)	(732)	(1,337)	(611)	3,899	—
Intercompany expense (income) - net	2	(237)	42	193	—	—
Income before income taxes	1,217	758	1,452	1,719	(3,895)	1,251
Income tax expense	—	24	—	6	1	31
Net income	1,217	734	1,452	1,713	(3,896)	1,220
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income attributable to Eaton ordinary shareholders	$1,217	$734	$1,452	$1,710	$(3,896)	$1,217

Other comprehensive income (loss)	$—	$290	$(1,976)	$(1,621)	$3,307	$—
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$1,217	$1,024	$(524)	$89	$(589)	$1,217
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$6,294	$2,642	$10,520	$(3,407)	$16,049

Cost of products sold	4,865	1,975	7,822	(3,401)	11,261
Selling and administrative expense	1,201	295	1,242	—	2,738
Research and development expense	207	112	98	—	417
Interest expense (income) - net	144	8	(34)	—	118
Other income - net	(18)	(2)	(18)	—	(38)
Equity in (earnings) loss of subsidiaries, net of tax	(1,271)	(61)	—	1,332	—
Intercompany (income) expense - net	(224)	(13)	237	—	—
Income before income taxes	1,390	328	1,173	(1,338)	1,553
Income tax expense	40	89	74	(2)	201
Net income	1,350	239	1,099	(1,336)	1,352
Less net income for noncontrolling interests	—	—	(1)	(1)	(2)
Net income attributable to Eaton ordinary shareholders	$1,350	$239	$1,098	$(1,337)	$1,350

Other comprehensive loss	$(616)	$(64)	$(302)	$366	$(616)
Total comprehensive income attributable to Eaton ordinary shareholders	$734	$175	$796	$(971)	$734
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$5,294	$2,279	$8,872	$(2,730)	$13,715

Cost of products sold	3,916	1,726	6,714	(2,723)	9,633
Selling and administrative expense	1,143	254	1,089	—	2,486
Research and development expense	203	104	118	—	425
Interest expense (income) - net	148	9	(21)	—	136
Other (income) expense - net	(10)	1	8	—	(1)
Equity in (earnings) loss of subsidiaries, net of tax	(876)	(40)	—	916	—
Intercompany (income) expense - net	(175)	(12)	187	—	—
Income before income taxes	945	237	777	(923)	1,036
Income tax expense	16	68	18	(3)	99
Net income	929	169	759	(920)	937
Less net income for noncontrolling interests	—	—	(5)	(3)	(8)
Net income attributable to Eaton ordinary shareholders	$929	$169	$754	$(923)	$929

Other comprehensive loss	$(140)	$(26)	$(119)	$145	$(140)
Total comprehensive income attributable to Eaton ordinary shareholders	$789	$143	$635	$(778)	$789

CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2011

	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$120		$3		$262		$—	$385
Short-term investments	200		—		499		—	699
Accounts receivable - net	669		219		1,556		—	2,444
Intercompany accounts receivable	308		1,707		763		(2,778)	—
Inventory	350		227		1,164		(40)	1,701
Prepaid expenses and other current assets	315		64		204		14	597
Total current assets	1,962		2,220		4,448		(2,804)	5,826

Property, plant and equipment - net	750		285		1,567		—	2,602

Other noncurrent assets		—		—		—
Goodwill	1,387		1,067		3,083		—	5,537
Other intangible assets	247		452		1,493		—	2,192
Deferred income taxes	922		57		155		—	1,134
Investment in subsidiaries	10,135		1,200		—		(11,335)	—
Intercompany loans receivable	1,162		119		1,081		(2,362)	—
Other assets	284		66		232		—	582
Total assets	$16,849		$5,466		$12,059		$(16,501)	$17,873

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$85		$—		$1		$—	$86
Current portion of long-term debt	307		13		1		—	321
Accounts payable	513		120		858		—	1,491
Intercompany accounts payable	1,729		449		600		(2,778)	—
Accrued compensation	174		51		195		—	420
Other current liabilities	498		94		727		—	1,319
Total current liabilities	3,306		727		2,382		(2,778)	3,637

Noncurrent liabilities
Long-term debt	3,218		125		23		—	3,366
Pension liabilities	948		216		629		—	1,793
Other postretirement benefits liabilities	433		157		52		—	642
Deferred income taxes	—		—		442		—	442
Intercompany loans payable	1,185		1,044		133		(2,362)	—
Other noncurrent liabilities	290		52		159		—	501
Total noncurrent liabilities	6,074		1,594		1,438		(2,362)	6,744

Shareholders’ equity
Eaton shareholders' equity	7,469		3,145		8,220		(11,365)	7,469
Noncontrolling interests	—		—		19		4	23
Total equity	7,469		3,145		8,239		(11,361)	7,492
Total liabilities and equity	$16,849		$5,466		$12,059		$(16,501)	$17,873

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(35)	$1,012	$217	$487	$(17)	$1,664

Investing activities
Capital expenditures for property, plant and equipment	—	(291)	(73)	(229)	—	(593)
Cash paid for acquisitions of businesses, net of cash acquired	(6,542)	—	11	(405)	—	(6,936)
Sales of short-term investments - net	—	175	210	218	—	603
Loans to affiliates	—	(6,693)	—	(8,054)	14,747	—
Repayments of loans from affiliates	—	268	—	8,175	(8,443)	—
Other - net	—	(26)	2	(22)	—	(46)
Net cash (used in) provided by investing activities	(6,542)	(6,567)	150	(317)	6,304	(6,972)

Financing activities
Proceeds from borrowings	—	7,156	—	—	—	7,156
Payments on borrowings	—	(1,306)	(16)	(2)	—	(1,324)
Payments of financing costs	—	(117)	—	—	—	(117)
Proceeds from borrowings from affiliates	5	8,054	6,425	263	(14,747)	—
Payments on borrowings from affiliates	(5)	(8,175)	—	(263)	8,443	—
Other intercompany financing activities	—	273	(340)	67	—	—
Cash dividends paid	—	(512)	—	—	—	(512)
Cash dividends paid to affiliates	—	—	—	(17)	17	—
Exercise of employee stock options	—	95	—	—	—	95
Issuance (repurchase) of shares	6,584	—	(6,425)	—	—	159
Excess tax benefit from equity-based compensation	—	21	—	—	—	21
Other - net	—	—	—	2	—	2
Net cash provided by (used in) financing activities	6,584	5,489	(356)	50	(6,287)	5,480

Effect of currency on cash	—	—	—	20	—	20
Total increase (decrease) in cash	7	(66)	11	240	—	192
Cash at the beginning of the period	—	120	3	262	—	385
Cash at the end of the period	$7	$54	$14	$502	$—	$577
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$613	$171	$1,017	$(553)	$1,248

Investing activities
Capital expenditures for property, plant and equipment	(249)	(39)	(280)	—	(568)
Cash paid for acquisitions of businesses, net of cash acquired	(24)	(2)	(299)	—	(325)
Sales of short-term investments - net	27	—	76	—	103
Loans to affiliates	(149)	—	(5,855)	6,004	—
Repayments of loans from affiliates	100	—	5,650	(5,750)	—
Other - net	(23)	5	8	—	(10)
Net cash used in investing activities	(318)	(36)	(700)	254	(800)

Financing activities
Proceeds from borrowings	379	(1)	3	—	381
Payments on borrowings	(70)	—	(8)	—	(78)
Payments of financing costs	(3)	—	—	—	(3)
Proceeds from borrowings from affiliates	5,855	—	149	(6,004)	—
Payments on borrowings from affiliates	(5,650)	—	(100)	5,750	—
Other intercompany financing activities	(42)	(105)	147	—	—
Cash dividends paid	(462)	—	—	—	(462)
Cash dividends paid to affiliates	—	(32)	(521)	553	—
Exercise of employee stock options	71	—	—	—	71
Repurchase of shares	(343)	—	—	—	(343)
Excess tax benefit from equity-based compensation	57	—	—	—	57
Other - net	—	—	(4)	—	(4)
Net cash used in financing activities	(208)	(138)	(334)	299	(381)

Effect of currency on cash	—	—	(15)	—	(15)
Total increase (decrease) in cash	87	(3)	(32)	—	52
Cash at the beginning of the period	33	6	294	—	333
Cash at the end of the period	$120	$3	$262	$—	$385
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$442	$112	$997	$(269)	$1,282

Investing activities
Capital expenditures for property, plant and equipment	(173)	(30)	(191)	—	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(187)	(14)	(21)	—	(222)
Purchases of short-term investments - net	(192)	—	(200)	—	(392)
Loans to affiliates	(447)	—	(3,410)	3,857	—
Repayments of loans from affiliates	896	—	3,022	(3,918)	—
Other - net	(23)	(4)	23	—	(4)
Net cash used in investing activities	(126)	(48)	(777)	(61)	(1,012)

Financing activities
Proceeds from borrowings	51	—	4	—	55
Payments on borrowings	(74)	(1)	(27)	—	(102)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	3,410	58	389	(3,857)	—
Payments on borrowings from affiliates	(3,022)	(48)	(848)	3,918	—
Other intercompany financing activities	(479)	(68)	547	—	—
Cash dividends paid	(363)	—	—	—	(363)
Cash dividends paid to affiliates	—	—	(269)	269	—
Exercise of employee stock options	157	—	—	—	157
Other - net	—	—	(8)	—	(8)
Net cash used in financing activities	(320)	(59)	(212)	330	(261)

Effect of currency on cash	—	—	(16)	—	(16)
Total (decrease) increase in cash	(4)	5	(8)	—	(7)
Cash at the beginning of the period	37	1	302	—	340
Cash at the end of the period	$33	$6	$294	$—	$333

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
General Information
General Information
Eaton Corporation plc (Eaton or the Company) was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the consummation of the acquisition of Cooper Industries plc (Cooper), which is further described in Note 2. Eaton is a diversified power management company providing energy-efficient solutions that help its customers effectively manage electrical, hydraulic and mechanical power, with 2012 net sales of $16.3 billion. The Company is a global technology leader in electrical products, systems and services for power quality, distribution and control, power transmission, lighting and wiring products; hydraulics components, systems and services for industrial and mobile equipment; aerospace fuel, hydraulics and pneumatic systems for commercial and military use; and truck and automotive drivetrain and powertrain systems for performance, fuel economy and safety. Eaton has approximately 103,000 employees in over 50 countries, and sells products to customers in 175 countries.
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States. Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were filed with the Securities Exchange Commission.
The consolidated financial statements include the accounts of Eaton and all subsidiaries and other controlled entities. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associate companies where the Company has a 20% to 50% ownership interest. Equity investments are evaluated for impairment whenever events or circumstances indicate the book value of the investment exceeds fair value. An impairment would exist if there is an other-than-temporary decline in value. These associate companies are not material either individually, or in the aggregate, to Eaton's consolidated financial statements. Eaton does not have off-balance sheet arrangements or financings with unconsolidated entities. In the ordinary course of business, the Company leases certain real properties and equipment, as described in Note 7.
Eaton's functional currency is United States Dollars (USD). The functional currency for most subsidiaries is their local currency. Financial statements for these subsidiaries are translated at year-end exchange rates as to assets and liabilities and weighted-average exchange rates as to revenues and expenses. The resulting translation adjustments are recognized in Accumulated other comprehensive loss.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Reclassifications
Re-segmentation
The acquisition of Cooper significantly transformed Eaton's mix of businesses. As a result, during the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments include Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). For those reportable segments that were re-segmented, previously reported segment financial information within the notes to the consolidated financial statements has been updated for all periods. For additional information regarding Cooper see Note 2 to the Consolidated Financial Statements. For additional information regarding the re-segmentation and Eaton's business segments, see Note 14 to the Consolidated Financial Statements. The re-segmentation did not impact previously reported consolidated results of operations.

Consolidation Policy
The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States. Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were filed with the Securities Exchange Commission.
The consolidated financial statements include the accounts of Eaton and all subsidiaries and other controlled entities. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associate companies where the Company has a 20% to 50% ownership interest. Equity investments are evaluated for impairment whenever events or circumstances indicate the book value of the investment exceeds fair value. An impairment would exist if there is an other-than-temporary decline in value. These associate companies are not material either individually, or in the aggregate, to Eaton's consolidated financial statements. Eaton does not have off-balance sheet arrangements or financings with unconsolidated entities. In the ordinary course of business, the Company leases certain real properties and equipment, as described in Note 7.

Foreign Currency Translation
Eaton's functional currency is United States Dollars (USD). The functional currency for most subsidiaries is their local currency. Financial statements for these subsidiaries are translated at year-end exchange rates as to assets and liabilities and weighted-average exchange rates as to revenues and expenses. The resulting translation adjustments are recognized in Accumulated other comprehensive loss.

Revenue Recognition
Revenue Recognition
Sales of products are recognized when a sales agreement is in place, products have been shipped to unaffiliated customers and title has transferred in accordance with shipping terms, the selling price is fixed and determinable and collectability is reasonably assured, all significant related acts of performance have been completed, and no other significant uncertainties exist. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of products sold. Although the majority of the sales agreements contain standard terms and conditions, there are agreements that contain multiple elements or non-standard terms and conditions. As a result, judgment is required to determine the appropriate accounting, including whether the deliverables specified in these agreements should be treated as separate units of accounting for recognition purposes, and, if so, how the sales price should be allocated among the elements and when to recognize sales for each element. For delivered elements, sales are recognized only when the delivered elements have standalone value, fair values of undelivered elements are known, there are no uncertainties regarding customer acceptance, and there are no customer-negotiated refund or return rights affecting the sales recognized for delivered elements. Sales for service contracts generally are recognized as the services are provided.
Eaton records reductions to revenue for customer and distributor incentives, primarily comprised of rebates, at the time of the initial sale. Rebates are estimated based on sales terms, historical experience, trend analysis and projected market conditions in the various markets served. The rebate programs offered vary across businesses due to the numerous markets Eaton serves, but the most common incentives relate to amounts paid or credited to customers for achieving defined volume levels.

Long-Lived Assets
Long-Lived Assets
Depreciation and amortization for property, plant and equipment, and intangible assets subject to amortization, are generally computed by the straight-line method and included in Cost of products sold, Selling and administrative expense, and Research and development expense, as appropriate. Cost of buildings are depreciated generally over 40 years and machinery and equipment over 3 to 10 years. At December 31, 2012, the weighted-average amortization period for intangible assets subject to amortization was 17 years for patents and technology, primarily as a result of the long life of aircraft platforms, and 15 years for customer relationships. Software is amortized up to a maximum life of 10 years.
Long-lived assets, except goodwill and indefinite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Upon indications of impairment, assets and liabilities are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The asset group would be considered impaired when the estimated future net undiscounted cash flows generated by the asset group are less than its carrying value. Determining asset groups and underlying cash flows requires the use of significant judgment.

Goodwill and Indefinite Life Intangible Assets
Goodwill and Indefinite Life Intangible Assets
Goodwill and indefinite life intangible assets are evaluated annually for impairment as of July 1 using either a quantitative or qualitative analysis. The Company performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis. A qualitative analysis is performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment. Additionally, goodwill and indefinite life intangible assets are evaluated for impairment whenever events or circumstances indicate there may be a possible permanent loss of value.
Goodwill is tested for impairment at the reporting unit level, which is equivalent to Eaton's operating segments, and based on the net assets for each segment, including goodwill and intangible assets. Goodwill is assigned to each operating segment, as this represents the lowest level that constitutes a business and for which discrete financial information is available and is the level which management regularly reviews the operating results.
Goodwill impairment testing for 2012 and 2011 was performed by assessing certain qualitative trends and factors, as described above. These trends and factors were compared to, and based on, the assumptions used in the quantitative assessment performed in 2010. For 2012 and 2011, it is more likely than not that the fair value of Eaton's reporting units substantially exceeded the respective carrying amount.
Indefinite life intangible assets primarily consist of trademarks. The fair value of these assets are determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2012 and 2011, the fair value of indefinite lived intangible assets substantially exceeded the respective carrying value.
For additional information about goodwill and other intangible assets, see Note 4.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
Eaton uses derivative financial instruments to manage the exposure to the volatility in raw material costs, currency and interest rates on certain debt. These instruments are marked to fair value in the accompanying Consolidated Balance Sheet. Changes in the fair value of derivative assets or liabilities (i.e., gains or losses) are recognized depending upon the type of hedging relationship and whether an instrument has been designated as a hedge. For those instruments that qualify for hedge accounting, Eaton designates the hedging instrument, based upon the exposure being hedged, as a cash flow hedge, a fair value hedge, or a hedge of a net investment in a foreign operation. Changes in fair value of these instruments that do not qualify for hedge accounting are recognized immediately in net income. See Note 12 for additional information about hedges and derivative financial instruments.

Warranty Accruals
Warranty Accruals
Product warranty accruals are established at the time the related sale is recognized through a charge to Cost of products sold. Warranty accrual estimates are based primarily on historical warranty claim experience and specific customer contracts. Provisions for warranty accruals are comprised of basic warranties for products sold, as well as accruals for product recalls and other events when they are known and estimable. See Note 7 for additional information about warranty accruals.

Asset Retirement Obligations
Asset Retirement Obligations
A conditional asset retirement obligation is recognized at fair value when incurred if the fair value of the liability can be reasonably estimated. Uncertainty about the timing or method of settlement of a conditional asset retirement obligation would be considered in the measurement of the liability when sufficient information exists. Eaton believes that for substantially all of its asset retirement obligations, there is an indeterminate settlement date because the range of time over which the Company may settle the obligation is unknown or cannot be estimated. A liability for these obligations will be recognized when sufficient information is available to estimate fair value.

Income Tax
Income Taxes
Deferred income tax assets and liabilities are determined based on the difference between the financial statement and tax basis of the respective assets and liabilities, using enacted tax rates in effect for the year when the differences are expected to reverse. Deferred income tax assets are recognized for income tax loss carryforwards and income tax credit carryforwards. Judgment is required in determining and evaluating income tax provisions and valuation allowances for deferred income tax assets. Eaton recognizes the income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. Eaton evaluates and adjusts these accruals based on changing facts and circumstances. Eaton recognizes interest and penalties related to unrecognized income tax benefits in the provision for income tax expense. The Company has accrued penalties in jurisdictions where they are automatically applied to any deficiency, regardless of the merit of the position. For additional information about income taxes, see Note 8.

Equity-based Compensation
Equity-Based Compensation
Eaton recognizes equity-based compensation expense based on the grant date fair value of the award over the period during which an employee is required to provide service in exchange for the award. Restricted stock units and awards (RSUs) are issued at fair market value at the date of grant. These awards entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three or four years. Stock options are granted with an exercise price equal to the closing market price of Eaton ordinary shares on the date of grant. The fair value of stock options is determined using a Black-Scholes option-pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate, and the expected dividend yield. See Note 10 for additional information about equity-based compensation.

Acquisitions and Sale of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

	November 30, 2012 (as previously reported)	Adjustments	November 30, 2012 (as adjusted)
Working capital accounts (1)	$2,314	$(10)	$2,304
Prepaid expenses and other current assets	339	(135)	204
Property, plant and equipment	940	(55)	885
Investment in Apex Tool Group, LLC	800	7	807
Intangible assets	4,577	673	5,250
Other assets	35	—	35
Debt	(1,221)	—	(1,221)
Accounts payable	(519)	—	(519)
Other current liabilities	(634)	(39)	(673)
Other noncurrent liabilities	(1,943)	(242)	(2,185)
Total identifiable net assets	4,688	199	4,887
Goodwill	8,504	(199)	8,305
Total consideration	$13,192	$—	$13,192

(1) Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

Fair Value of Consideration Transferred [Table Text Block]
The total purchase price for the acquisition of Cooper was $13,192, comprised of Eaton share consideration valued at $6,649 and cash consideration for Cooper shares of $6,474 and to settle certain Cooper equity-based compensation plans of $69, as follows:

Cooper shares outstanding as of November 30, 2012	163.6
Cooper shares issued pursuant to conversion of stock options and share units outstanding under Cooper equity-based compensation plans	1.8
Total Cooper shares and share equivalents prior to transaction	165.4
Exchange ratio per share	0.77479
Total Eaton shares issued	128.1
Weighted-average Eaton Corporation per share price on November 30, 2012	$51.91
Total value of Eaton shares issued	$6,649
Total cash consideration paid at $39.15 per Cooper share and share equivalent	6,474
Total cash consideration paid for equity-based compensation plans	69
Total consideration	$13,192

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma information gives effect to Eaton's acquisition of Cooper as if the acquisition had occurred on January 1, 2011 and Cooper had been included in Eaton's consolidated results of operations for the years ended December 31, 2012 and December 31, 2011.

	2012	2011
Net sales	$21,792	$21,600
Net income from continuing operations attributable to Eaton ordinary shareholders	1,702	1,695
Diluted earnings per share from continuing operations	$3.55	$3.60

Annual Sales From Acquired Entities From Previous Periods [TableText Block]
These transactions and the related annual sales prior to acquisition are summarized below:

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Rolec Comercial e Industrial S.A.	September 28, 2012	Electrical Systems and Services	$85 for the 12 months ended September 30, 2012
A Chilean manufacturer of integrated power assemblies and low- and medium-voltage switchgear, and a provider of engineering services serving mining and other heavy industrial applications in Chile and Peru.

Jeil Hydraulics Co., Ltd.	July 6, 2012	Hydraulics	$189 for 2011
A Korean manufacturer of track drive motors, swing drive motors, main control valves and remote control valves for the construction equipment market.

Polimer Kaucuk Sanayi ve Pazarlama A.S.	June 1, 2012	Hydraulics	$335 for 2011
A Turkish manufacturer of hydraulic and industrial hose for construction, mining, agriculture, oil and gas, manufacturing, food and beverage, and chemicals markets. This business sells its products under the SEL brand name.

Gycom Electrical Low-Voltage Power Distribution, Control and Automation	June 1, 2012	Electrical Systems and Services	$24 for 2011
A Swedish electrical low-voltage power distribution, control and automation components business.

E.A. Pedersen Company	December 29, 2011	Electrical Systems and Services	$37 for 2011
A United States manufacturer of medium voltage switchgear, metal-clad switchgear, power control buildings and relay control panels primarily for the electrical utilities industry.

IE Power, Inc.	August 31, 2011	Electrical Systems and Services	$5 for 2010
A Canadian provider of high power inverters for a variety of mission-critical applications including solar, wind and battery energy storage.

E. Begerow GmbH & Co. KG	August 15, 2011	Hydraulics	$84 for 2010
A German system provider of advanced liquid filtration solutions. This business develops and produces technologically innovative filter media and filtration systems for food and beverage, chemical, pharmaceutical and industrial applications.

ACTOM Low Voltage	June 30, 2011	Electrical Systems and Services	$65 for the year ended May 31, 2011
A South African manufacturer and supplier of motor control components, engineered electrical distribution systems and uninterruptible power supply (UPS) systems.

C.I. ESI de Colombia S.A.	June 2, 2011	Electrical Products	$8 for 2010
A Colombian distributor of industrial electrical equipment and engineering services in the Colombian market, focused on oil and gas, mining, and industrial and commercial construction.

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Internormen Technology Group	May 12, 2011	Hydraulics	$55 for 2010
A Germany-based manufacturer of hydraulic filtration and instrumentation with sales and distribution subsidiaries in China, the United States, India and Brazil.

Eaton-SAMC (Shanghai) Aircraft Conveyance System Manufacturing Co., Ltd.	March 8, 2011	Aerospace	Joint venture
A 49%-owned joint venture in China focusing on the design, development, manufacturing and support of fuel and hydraulic conveyance systems for the global civil aviation market.

Tuthill Coupling Group	January 1, 2011	Hydraulics	$35 for the year ended November 30, 2010
A United States based manufacturer of pneumatic and hydraulic quick coupling solutions and leak-free connectors used in industrial, construction, mining, defense, energy and power applications.

Chloride Phoenixtec Electronics	October 12, 2010	Electrical Systems and Services	$25 for the year ended September 30, 2010
A China manufacturer of UPS systems. Eaton acquired the remaining shares to increase its ownership from 50% to 100%.

CopperLogic, Inc.	October 1, 2010	Electrical Systems and Services	$35 for the year ended September 30, 2010
A Canadian manufacturer of electrical and electromechanical systems.

Wright Line Holding, Inc.	August 25, 2010	Electrical Systems and Services	$101 for the year ended June 30, 2010
A United States provider of customized enclosures, rack systems, and air-flow management systems to store, power, and secure mission-critical IT data center electronics.

EMC Engineers, Inc.	July 15, 2010	Electrical Systems and Services	$24 for 2009
A United States energy engineering and energy services company that delivers energy efficiency solutions for a wide range of governmental, educational, commercial and industrial facilities.

Acquisition Integration and Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Integration Charges [Line Items]
Acquisition Integration Charges and Transaction Costs
A summary of these charges follows:

	2012	2011	2010
Acquisition integration charges
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total business segments	33	14	40
Corporate	11	—	—
Total acquisition integration charges	$44	$14	$40

Transaction costs
Corporate	$106	$—	$—
Financing fees	72	—	—
Total transaction costs	$178	$—	$—

Total acquisition integration charges and transaction costs before income taxes	$222	$14	$40
Total after income taxes	$167	$10	$27
Per ordinary share - diluted	$0.48	$0.03	$0.08

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill	A summary of goodwill follows:

	2012	2011
Electrical Products	$5,874	$1,870
Electrical Systems and Services	5,531	1,154
Hydraulics	1,404	1,116
Aerospace	1,045	1,040
Vehicle	357	357
Total goodwill	$14,211	$5,537

Summary of other intangible assets
A summary of other intangible assets follows:

	2012		2011
	Historical cost	Accumulated amortization	Historical cost	Accumulated amortization
Intangible assets not subject to amortization (primarily trademarks)	$1,784		$451

Intangible assets subject to amortization
Customer relationships	$3,818	$428	$1,173	$322
Patents and technology	1,626	325	849	308
Other	1,149	156	481	132
Total other intangible assets	$6,593	$909	$2,503	$762

Expense related to intangible assets subject to amortization in 2012, and for each of the next five years
Amortization expense related to intangible assets subject to amortization in 2012, and estimated amortization expense for each of the next five years, follows:

2012	$186
2013	432
2014	425
2015	420
2016	408
2017	397

Other Intangible Assets Related to the Acquistion of Cooper [Table Text Block]
The estimated fair value of these identifiable intangible assets, their estimated useful lives and valuation methodology are as follows:

	Fair value	Useful life	Valuation method
Trade names (indefinite-lived)	$1,330	N/A	Relief-from-royalty
Trade names	638	3-20	Relief-from-royalty
Customer relationships	2,490	13-18	Multi-period excess earnings
Technology	767	4-20	Relief-from-royalty; Multi-period excess earnings
Contract-based	25	9.5	Relief-from-royalty
	$5,250

Debt (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Summary of long-term debt, including the current portion
A summary of long-term debt, including the current portion, follows:

	2012	2011
5.75% notes due 2012	$—	$300
4.90% notes due 2013 ($200 converted to floating rate by interest rate swap)	300	300
5.95% notes due 2014 ($100 converted to floating rate by interest rate swap)	250	250
Floating rate notes due 2014 ($300 converted to fixed rate by interest rate swap)	300	300
5.45% debentures due 2015	300	—
4.65% notes due 2015	100	100
0.95% senior notes due 2015	600	—
2.375% debentures due 2016	250	—
5.30% notes due 2017 ($150 converted to floating rate by interest rate swap)	250	250
6.10% debentures due 2017	300	—
1.50% senior notes due 2017	1,000	—
5.60% notes due 2018 ($415 converted to floating rate by interest rate swap)	450	450
4.215% Japanese Yen notes due 2018	116	129
6.95% notes due 2019 ($300 converted to floating rate by interest rate swap)	300	300
3.875% debentures due 2020	250	—
3.47% notes due 2021	300	—
8.10% debentures due 2022	100	100
2.75% senior notes due 2022	1,600	—
3.68% notes due 2023	300	—
6.50% debentures due 2025	145	145
7.65% debentures due 2029 ($50 converted to floating rate by interest rate swap)	200	200
4.00% senior notes due 2032	700	—
5.45% debentures due 2034 ($25 converted to floating rate by interest rate swap)	140	140
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	—
5.25% to 12.5% notes (maturities ranging from 2012 to 2035)	255	266
Other	330	217
Total long-term debt	10,076	3,687
Less current portion of long-term debt	(314)	(321)
Long-term debt less current portion	$9,762	$3,366

Mandatory maturities of long-term debt for each of the next five years	Mandatory maturities of long-term debt for each of the next five years follow:

2013	$314
2014	568
2015	1,008
2016	261
2017	1,551

Interest paid on debt	Interest paid on debt follows:

2012	$276
2011	174
2010	170

Retirement Benefits Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Benefit Plans (Tables) [Abstract]
Obligations and funded status
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Funded status
Fair value of plan assets	$2,607	$1,664	$1,248	$989	$146	$156
Benefit obligations	(3,817)	(2,899)	(2,013)	(1,505)	(948)	(853)
Funded status	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$—	$—	$71	$78	$—	$—
Current liabilities	(15)	(12)	(27)	(24)	(62)	(55)
Non-current liabilities	(1,195)	(1,223)	(809)	(570)	(740)	(642)
Total	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	$1,618	$1,601	$550	$348	$269	$257
Prior service cost (credit)	1	1	9	10	(7)	(9)
Other	2	—	—	—	—	—
Total	$1,621	$1,602	$559	$358	$262	$248

Change in benefit obligations
Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$2,899	$2,458	$1,505	$1,460	$853	$826
Service cost	115	93	50	48	17	15
Interest cost	134	132	77	78	38	41
Actuarial loss	264	346	196	26	34	41
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	54	(23)	—	(1)
Acquisitions	536	—	208	—	72	—
Other	1	1	1	(2)	28	32
Balance at December 31	$3,817	$2,899	$2,013	$1,505	$948	$853

Accumulated benefit obligation	$3,639	$2,762	$1,885	$1,364

Change in plan assets
Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,664	$1,572	$989	$937	$156	$—
Actual return on plan assets	293	(41)	86	39	13	2
Employer contributions	311	264	102	108	43	223
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	39	(6)	—	—
Acquisitions	471	—	128	—	—	—
Other	—	—	(18)	(7)	28	32
Balance at December 31	$2,607	$1,664	$1,248	$989	$146	$156

Components of pension plans with accumulated benefit obligations in excess of plan assets
The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 follow:

	United States pension liabilities		Non-United States pension liabilities
	2012	2011	2012	2011
Projected benefit obligation	$3,817	$2,899	$1,412	$990
Accumulated benefit obligation	3,639	2,762	1,307	925
Fair value of plan assets	2,607	1,664	657	446

Changes in pension and other postretirement benefits liabilities recognized in Accumulated other comprehensive loss
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss follow:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,602	$1,142	$358	$319	$248	$221
Prior service cost arising during the year	1	1	—	4	—	—
Net loss arising during the year	154	551	205	58	27	39
Currency translation	—	—	15	(5)	—	—
Less amounts included in expense during the year	(138)	(92)	(19)	(18)	(13)	(12)
Other	2	—	—	—	—	—
Net change for the year	19	460	201	39	14	27
Balance at December 31	$1,621	$1,602	$559	$358	$262	$248

Benefits expense
Benefits Expense

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$115	$93	$80	$50	$48	$39	$17	$15	$16
Interest cost	134	132	131	77	78	69	38	41	46
Expected return on plan assets	(183)	(164)	(156)	(77)	(70)	(62)	(6)	—	—
Amortization	118	75	53	15	13	8	13	12	10
	184	136	108	65	69	54	62	68	72
Curtailment loss	—	—	1	1	1	—	—	—	—
Settlement loss	20	17	16	3	4	—	—	—	—
Total expense	$204	$153	$125	$69	$74	$54	$62	$68	$72

Estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost
The estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost in 2013 follow:

	United States pension liabilities	Non-United States pension liabilities	Other postretirement liabilities
Actuarial loss	$176	$27	$15
Prior service cost (credit)	—	1	(2)
Total	$176	$28	$13

Assumptions used to determine other postretirement obligations and expense
Pension Plans

	United States pension plans			Non-United States pension plans
	2012	2011	2010	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%	4.17%	5.12%	5.40%
Rate of compensation increase	3.16%	3.15%	3.61%	3.09%	3.62%	3.63%

Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%	5.12%	5.40%	5.59%
Expected long-term return on plan assets	8.50%	8.50%	8.95%	7.10%	7.17%	7.20%
Rate of compensation increase	3.15%	3.61%	3.62%	3.62%	3.63%	3.58%

Assumptions used to determine other postretirement benefits obligations and expense
Assumptions used to determine other postretirement benefits obligations and expense follow:

	Other postretirement benefits plans
	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020

Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017

1-percentage change in the assumed health care cost trend rates
A 1-percentage point change in the assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost	$1	$(1)
Effect on other postretirement liabilities	22	(20)

Employer contributions to pension plans
Contributions to pension plans that Eaton expects to make in 2013, and made in 2012, 2011 and 2010, follow:

	2013	2012	2011	2010
United States plans	$191	$311	$264	$313
Non-United States plans	112	102	108	90
Total contributions	$303	$413	$372	$403

Expected pension and other postretirement benefit payments and expected subsidy
For other postretirement benefits liabilities, the expected subsidy receipts relate to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, which would reduce the gross payments listed below.

	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
			Gross	Medicare prescription drug subsidy
2013	$228	$89	$93	$(7)
2014	405	90	91	(6)
2015	255	92	84	(6)
2016	272	95	81	(5)
2017	279	98	77	(5)
2018 - 2022	1,473	535	328	(13)

Fair value of pension plan assets
A summary of the fair value of pension plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Non-United States equity and global equities	$1,313	$—	$1,313	$—
United States equity	978	—	978	—
Fixed income	538	—	538	—
Long duration funds	61	—	61	—
Exchange traded funds	43	—	43	—
Fixed income securities	331	—	331	—
United States treasuries	143	143	—	—
Real estate	124	119	—	5
Equity securities	104	104	—	—
Cash equivalents	140	7	133	—
Registered investment companies	40	40	—	—
Other	40	3	1	36
Total pension plan assets	$3,855	$416	$3,398	$41

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2011
Common collective trusts
Non-United States equity and global equities	$925	$—	$925	$—
United States equity	642	—	642	—
Fixed income	263	—	263	—
Long duration funds	107	—	107	—
Fixed income securities	296	—	296	—
United States treasuries	120	120	—	—
Real estate	82	82	—	—
Equity securities	79	79	—	—
Cash equivalents	67	9	58	—
Registered investment companies	35	35	—	—
Other	37	2	—	35
Total pension plan assets	$2,653	$327	$2,291	$35

Fair value of other postretirement benefits plan assets
A summary of the fair value of other postretirement benefits plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Global equities	$75	$—	$75	$—
Fixed income securities	67	—	67	—
Cash equivalents	4	4	—	—
Total other postretirement benefits plan assets	$146	$4	$142	$—

2011
Common collective trusts
Global equities	$52	$—	$52	$—
Fixed income securities	50	—	50	—
Cash equivalents	54	54	—	—
Total other postretirement benefits plan assets	$156	$54	$102	$—

Employer contributions to defined contribution benefit plans, charged to expense	The total contributions related to these plans are charged to expense and were as follows:

2012	$74
2011	65
2010	33

Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Current and long-term warranty accruals
A summary of the current and long-term warranty accruals follows:

	2012	2011	2010
Balance at January 1	$158	$153	$147
Provision	85	98	99
Settled	(84)	(94)	(91)
Acquisitions and other	21	1	(2)
Balance at December 31	$180	$158	$153

Future minimum rental commitments for noncancelable operating leases
A summary of minimum rental commitments at December 31, 2012 under noncancelable operating leases, which expire at various dates and in most cases contain renewal options, for each of the next five years and thereafter in the aggregate, follow:

2013	$174
2014	137
2015	101
2016	73
2017	59
Thereafter	85
Total noncancelable lease commitments	$629

Rental expense	A summary of rental expense follows:

2012	$199
2011	194
2010	172

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income before income taxes
For purposes of this note, non-United States operations include Puerto Rico.

	Income before income taxes
	2012	2011	2010
United States	$138	$375	$114
Non-United States	1,113	1,178	922
Total income before income taxes	$1,251	$1,553	$1,036

Income tax expense benefit

	Income tax expense (benefit)
	2012	2011	2010
Current
United States
Federal	$1	$85	$(2)
State and local	5	2	1
Non-United States	130	186	107
Total current income tax expense	136	273	106

Deferred
United States
Federal	39	(2)	95
State and local	2	8	(15)
Non-United States	(146)	(78)	(87)
Total deferred income tax benefit	(105)	(72)	(7)
Total income tax expense	$31	$201	$99

Reconciliations of income taxes from the United States federal statutory rate
Reconciliations of income taxes from the United States federal statutory rate of 35% to the consolidated effective income tax rate follow:

	2012	2011	2010
Income taxes at the United States federal statutory rate	35.0%	35.0%	35.0%

United States operations
State and local income taxes	0.6%	0.2%	(0.1)%
Deductible dividends	(0.7)%	(0.5)%	(0.6)%
Deductible interest	(0.8)%	(0.5)%	(0.8)%
Credit for research activities	—%	(1.0)%	(1.4)%
Impact of Health Care Reform and Education Reconciliation Act and pre-funding on taxation associated with Medicare Part D	—%	(0.9)%	2.2%
Other-net	2.7%	0.5%	1.4%

Non-United States operations
United States foreign tax credit	(12.4)%	(2.3)%	(6.4)%
Non-United States operations (earnings taxed at other than the United States tax rate)	(14.9)%	(15.5)%	(13.9)%

Worldwide operations
Adjustments to tax liabilities	(5.7)%	(0.8)%	(1.2)%
Adjustments to valuation allowances	(1.3)%	(1.3)%	(4.7)%
Effective income tax expense rate	2.5%	12.9%	9.5%

Worldwide income tax payments	Worldwide income tax payments follow:

2012	$254
2011	191
2010	141

Components of current and long-term deferred income taxes
Components of current and long-term deferred income taxes follow:

	2012		2011
	Current assets and liabilities	Long-term assets and liabilities	Current assets and liabilities	Long-term assets and liabilities
Accruals and other adjustments
Employee benefits	$92	$857	$114	$778
Depreciation and amortization	(108)	(2,685)	(2)	(498)
Other accruals and adjustments	477	297	293	77
Other items	—	145	—	(4)
United States federal income tax loss carryforwards	—	6	—	7
United States federal income tax credit carryforwards	—	156	—	251
United States state and local tax loss carryforwards and tax credit carryforwards	—	71	—	65
Non-United States tax loss carryforwards	—	1,591	—	417
Non-United States income tax credit carryforwards	—	67	—	95
Valuation allowance for income tax loss and income tax credit carryforwards	(61)	(1,521)	—	(441)
Other valuation allowances	(7)	(71)	(7)	(55)
Total deferred income taxes	$393	$(1,087)	$398	$692

United States federal income tax loss carryforwards and income tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States federal income tax loss carryforwards	$—	$—	$15	$2	$—	$—
United States federal deferred income tax assets for income tax loss carryforwards	—	—	5	1	—	(5)
United States federal income tax credit carryforwards	—	51	—	68	37	(17)

United States state and local tax loss carryforwards and tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States state and local deferred income tax assets for income tax carryforwards - net of federal tax effect	$6	$12	$15	$7	$—	$(16)
United States state and local income tax credit carryforwards - net of federal tax effect	7	10	6	4	4	(15)

Non-United States subsidiaries tax loss carryforwards and income tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
Non-United States income tax loss carryforwards	$348	$148	$32	$27	$6,982	$—
Non-United States deferred income tax assets for income tax loss carryforwards	92	38	9	8	1,444	(1,509)
Non-United States income tax credit carryforwards	47	14	1	—	5	(7)

Summary of gross unrecognized income tax benefits
A summary of gross unrecognized income tax benefits follows:

	2012	2011	2010
Balance at January 1	$236	$224	$197
Increases and decreases as a result of positions taken during prior years
Transfers to valuation allowances	—	—	(2)
Other increases	1	3	7
Other decreases, including currency translation	—	(14)	(31)
Balances related to acquired businesses	102	2	34
Increases as a result of positions taken during the current year	36	31	23
Decreases relating to settlements with tax authorities	—	(2)	—
Decreases as a result of a lapse of the applicable statute of limitations	(6)	(8)	(4)
Balance at December 31	$369	$236	$224

Eaton Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss)
The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive loss:

	2012		2011		2010
	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments	$144	$135	$(252)	$(241)	$(78)	$(78)

Pensions and other postretirement benefits
Prior service cost arising during the year	(1)	(1)	(5)	(4)	(2)	(1)
Net loss arising during the year	(386)	(262)	(648)	(417)	(182)	(123)
Currency translation	(15)	(12)	5	4	5	5
Other	(2)	15	—	(15)	(4)	3
Amortization of prior service cost reclassified to earnings	170	108	122	79	87	54
	(234)	(152)	(526)	(353)	(96)	(62)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	10	10	(28)	(21)	8	6
Changes in cash flow hedges reclassified to earnings	7	7	—	(1)	(8)	(6)
Cash flow hedges, net of reclassification adjustments	17	17	(28)	(22)	—	—
Other comprehensive loss attributable to Eaton ordinary shareholders	$(73)	$—	$(806)	$(616)	$(174)	$(140)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in Accumulated other comprehensive loss attributable to Eaton ordinary shareholders, net of tax, as reported in the Consolidated Balance Sheets follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Accumulated other comprehensive loss
January 1, 2010	$(183)	$(1,032)	$7	$(1,208)
Comprehensive income (loss)	(78)	(62)	—	(140)
December 31, 2010	(261)	(1,094)	7	(1,348)
Comprehensive income (loss)	(241)	(353)	(22)	(616)
December 31, 2011	(502)	(1,447)	(15)	(1,964)
Comprehensive income (loss)	135	(152)	17	—
December 31, 2012	$(367)	$(1,599)	$2	$(1,964)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A summary of the calculation of net income per ordinary share attributable to ordinary shareholders follows:

(Shares in millions)	2012	2011	2010
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Weighted-average number of ordinary shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4.0
Weighted-average number of ordinary shares outstanding-basic	347.8	338.3	335.5

Net income per ordinary share
Diluted	$3.46	$3.93	$2.73
Basic	3.54	3.98	2.76

Equity-Based Compensation Summary of Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2012
Summary of stock options
Summary of the RSU activity
A summary of the RSU activity for 2012 follows:

(Restricted stock units in millions)	Number of restricted stock units	Weighted-average fair value per award
Non-vested at January 1	4.8	$33.02
Granted	1.5	49.41
Vested	(2.7)	25.91
Forfeited	(0.2)	40.41
Non-vested at December 31	3.4	$42.47

Schedule Of Share Based Compensation Information related Restricted Stock Units Activity [Table Text Block]	Information related to RSUs follows:

	2012	2011	2010
Pretax expense for RSUs	$46	$50	$39
After-tax expense for RSUs	30	32	25

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A summary of the assumptions used in determining the fair value of stock options follows:

	2012	2011	2010
Expected volatility	35%	33%	31%
Expected option life in years	5.5	5.5	5.5
Expected dividend yield	2.0%	2.0%	2.0%
Risk-free interest rate	1.0 to .0.9%	2.2% to 1.4%	2.4% to 1.3%
Weighted-average fair value of stock options granted	$14.08	$14.56	$8.98

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity follows:

(Options in millions)	Weighted-average price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2012	$36.84	13.1
Granted	51.77	0.8
Exercised	31.34	(3.0)
Forfeited and canceled	51.21	(0.1)
Outstanding at December 31, 2012	$39.45	10.8	4.2	$158

Exercisable at December 31, 2012	$37.78	9.5	3.6	$155
Reserved for future grants at December 31, 2012		21.0

Share Based Compensation Arrangement By Share Based Payment Award Information related to stock options [Table Text Block]
Information related to stock options follows:

	2012	2011	2010
Pretax expense for stock options	$7	$5	$11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	—
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	—
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	$7	$5	$11

Stock options exercised, in millions of options	3.099	2.541	6.096

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements (Tables) [Abstract]
Summary of financial instruments recognized at fair value and fair value measurement used
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—

2011
Cash	$385	$385	$—	$—
Short-term investments	699	699	—	—
Net derivative contracts	46	—	46	—
Long-term debt converted to floating interest rates by interest rate swaps - net	66	—	66	—

Summary of carrying value of short-term investments
A summary of the carrying value of short-term investments follows:

	2012	2011
Time deposits, certificate of deposits and demand deposits with banks	$293	$466
Money market investments	228	228
Other	6	5
Total short-term investments	$527	$699

Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of interest rate swaps
A summary of interest rate swaps outstanding at December 31, 2012, follows:
Fixed-to-Floating Interest Rate Swaps

Notional amount	Fixed interest rate received	Floating interest rate paid	Basis for contracted floating interest rate paid
$200	4.90%	2.67%	6 month LIBOR + 2.15%
100	5.95%	3.26%	6 month LIBOR + 2.60%
150	5.30%	4.47%	1 month LIBOR + 4.26%
415	5.60%	3.70%	6 month LIBOR + 3.18%
300	6.95%	5.38%	3 month LIBOR + 5.07%
25	8.875%	4.36%	6 month LIBOR + 3.84%
25	7.625%	3.12%	6 month LIBOR + 2.48%
50	7.65%	3.09%	6 month LIBOR + 2.57%
25	5.45%	0.88%	6 month LIBOR + 0.28%

Floating to fixed interest rate swaps	Floating-to-Fixed Interest Rate Swaps

Notional amount	Floating interest rate received	Fixed interest rate paid	Basis for contracted floating interest rate received
$300	0.31%	0.76%	3 month LIBOR

Fair value of derivative financial instruments recognized in the Consolidated Balance Sheet
The fair value of derivative financial instruments recognized in the Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

December 31, 2011
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$940	$—	$68	$—	$2	Fair value	1 to 22 years
Floating-to-fixed interest rate swaps	300	—	—	—	—	Cash flow	2 years
Currency exchange contracts	308	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	47	—	—	7	—	Cash flow	12 months
Total		$4	$68	$16	$2

Derivatives not designated as hedges
Currency exchange contracts	$2,954	$18		$14			12 months
Commodity contracts	57	—		12			12 months
Total		$18		$26

Amounts recognized in Accumulated other comprehensive income (loss)
Amounts recognized in Accumulated other comprehensive loss follow:

	2012		2011
	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss	Gain (loss) recognized in Accumulated other comprehensive loss	Gain (loss) reclassified from Accumulated other comprehensive loss
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$(3)	$(1)	$—	$—
Currency exchange contracts	12	1	(10)	(6)
Commodity contracts	1	(7)	(12)	6
Derivatives designated as net investment hedges
Cross currency swaps	—	—	1	—
Total	$10	$(7)	$(21)	$—

Amounts recognized in net income
Amounts recognized in net income follow:

	2012	2011
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$21	$24
Related long-term debt converted to floating interest rates by interest rate swaps	(21)	(24)
	$—	$—

Accounts Receivable and Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Inventory [Abstract]
Components of inventories
The components of inventory follow:

	2012	2011
Raw materials	$919	$706
Work-in-process	424	272
Finished goods	1,129	867
Inventory at FIFO	2,472	1,845
Excess of FIFO over LIFO cost	(133)	(144)
Total inventory	$2,339	$1,701

Business Segment and Geographic Region Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segment Information - Net sales, Segment operating profit (lLoss), and Corporate

	2012	2011	2010
Net sales
Electrical Products	$3,846	$3,619	$3,390
Electrical Systems and Services	3,872	3,557	3,033
Hydraulics	2,960	2,835	2,212
Aerospace	1,719	1,648	1,536
Vehicle	3,914	4,390	3,544
Total net sales	$16,311	$16,049	$13,715

Segment operating profit
Electrical Products	$640	$531	$490
Electrical Systems and Services	424	352	303
Hydraulics	369	438	279
Aerospace	213	244	220
Vehicle	570	695	408
Total segment operating profit	2,216	2,260	1,700

Corporate
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	—
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Business Segment Information - Acquisition integration charges
Business segment operating profit was reduced by acquisition integration charges as follows:

	2012	2011	2010
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total	$33	$14	$40

Business Segment Information - Identifiable assets, Capital expenditures for property, plant, and equipment, and Depreciation of property, plant, and equipment
Business Segment Information

	2012	2011	2010
Identifiable assets
Electrical Products	$3,284	$1,653	$1,739
Electrical Systems and Services	2,449	1,242	1,163
Hydraulics	1,427	1,265	1,080
Aerospace	806	754	726
Vehicle	1,698	1,783	1,770
Total identifiable assets	9,664	6,697	6,478
Goodwill	14,211	5,537	5,454
Other intangible assets	7,468	2,192	2,272
Corporate	4,941	3,447	3,048
Total assets	$36,284	$17,873	$17,252

Capital expenditures for property, plant and equipment
Electrical Products	$108	$76	$77
Electrical Systems and Services	47	41	31
Hydraulics	60	70	45
Aerospace	27	21	21
Vehicle	148	172	120
Total	390	380	294
Corporate	203	188	100
Total expenditures for property, plant and equipment	$593	$568	$394

Depreciation of property, plant and equipment
Electrical Products	$78	$74	$76
Electrical Systems and Services	42	37	35
Hydraulics	61	54	52
Aerospace	26	26	25
Vehicle	136	147	153
Total	343	338	341
Corporate	38	29	28
Total depreciation of property, plant and equipment	$381	$367	$369

Geographic Region Information - Net sales and long-lived assets
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment-net.

	2012	2011	2010
Net sales
United States	$7,789	$7,165	$6,166
Canada	918	815	666
Latin America	1,588	1,952	1,629
Europe	3,997	4,092	3,532
Asia Pacific	2,019	2,025	1,722
Total	$16,311	$16,049	$13,715

Long-lived assets
United States	$1,931	$1,227	$1,102
Canada	34	27	25
Latin America	348	247	275
Europe	845	649	664
Asia Pacific	665	452	411
Total	$3,823	$2,602	$2,477

Condensed Consolidating Financial Information Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Table Text Block]
For periods prior to 2012, Eaton Corporation is presented as the parent company.
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$6,680	$2,849	$10,346	$(3,564)	$16,311

Cost of products sold	—	5,115	2,193	7,708	(3,568)	11,448
Selling and administrative expense	—	1,307	335	1,252	—	2,894
Research and development expense	—	230	108	101	—	439
Interest expense (income) - net	—	229	8	(29)	—	208
Other expense - net	—	10	48	13	—	71
Equity in (earnings) loss of subsidiaries, net of tax	(1,219)	(732)	(1,337)	(611)	3,899	—
Intercompany expense (income) - net	2	(237)	42	193	—	—
Income before income taxes	1,217	758	1,452	1,719	(3,895)	1,251
Income tax expense	—	24	—	6	1	31
Net income	1,217	734	1,452	1,713	(3,896)	1,220
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income attributable to Eaton ordinary shareholders	$1,217	$734	$1,452	$1,710	$(3,896)	$1,217

Other comprehensive income (loss)	$—	$290	$(1,976)	$(1,621)	$3,307	$—
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$1,217	$1,024	$(524)	$89	$(589)	$1,217
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$6,294	$2,642	$10,520	$(3,407)	$16,049

Cost of products sold	4,865	1,975	7,822	(3,401)	11,261
Selling and administrative expense	1,201	295	1,242	—	2,738
Research and development expense	207	112	98	—	417
Interest expense (income) - net	144	8	(34)	—	118
Other income - net	(18)	(2)	(18)	—	(38)
Equity in (earnings) loss of subsidiaries, net of tax	(1,271)	(61)	—	1,332	—
Intercompany (income) expense - net	(224)	(13)	237	—	—
Income before income taxes	1,390	328	1,173	(1,338)	1,553
Income tax expense	40	89	74	(2)	201
Net income	1,350	239	1,099	(1,336)	1,352
Less net income for noncontrolling interests	—	—	(1)	(1)	(2)
Net income attributable to Eaton ordinary shareholders	$1,350	$239	$1,098	$(1,337)	$1,350

Other comprehensive loss	$(616)	$(64)	$(302)	$366	$(616)
Total comprehensive income attributable to Eaton ordinary shareholders	$734	$175	$796	$(971)	$734
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$5,294	$2,279	$8,872	$(2,730)	$13,715

Cost of products sold	3,916	1,726	6,714	(2,723)	9,633
Selling and administrative expense	1,143	254	1,089	—	2,486
Research and development expense	203	104	118	—	425
Interest expense (income) - net	148	9	(21)	—	136
Other (income) expense - net	(10)	1	8	—	(1)
Equity in (earnings) loss of subsidiaries, net of tax	(876)	(40)	—	916	—
Intercompany (income) expense - net	(175)	(12)	187	—	—
Income before income taxes	945	237	777	(923)	1,036
Income tax expense	16	68	18	(3)	99
Net income	929	169	759	(920)	937
Less net income for noncontrolling interests	—	—	(5)	(3)	(8)
Net income attributable to Eaton ordinary shareholders	$929	$169	$754	$(923)	$929

Other comprehensive loss	$(140)	$(26)	$(119)	$145	$(140)
Total comprehensive income attributable to Eaton ordinary shareholders	$789	$143	$635	$(778)	$789

CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2011

	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$120		$3		$262		$—	$385
Short-term investments	200		—		499		—	699
Accounts receivable - net	669		219		1,556		—	2,444
Intercompany accounts receivable	308		1,707		763		(2,778)	—
Inventory	350		227		1,164		(40)	1,701
Prepaid expenses and other current assets	315		64		204		14	597
Total current assets	1,962		2,220		4,448		(2,804)	5,826

Property, plant and equipment - net	750		285		1,567		—	2,602

Other noncurrent assets		—		—		—
Goodwill	1,387		1,067		3,083		—	5,537
Other intangible assets	247		452		1,493		—	2,192
Deferred income taxes	922		57		155		—	1,134
Investment in subsidiaries	10,135		1,200		—		(11,335)	—
Intercompany loans receivable	1,162		119		1,081		(2,362)	—
Other assets	284		66		232		—	582
Total assets	$16,849		$5,466		$12,059		$(16,501)	$17,873

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$85		$—		$1		$—	$86
Current portion of long-term debt	307		13		1		—	321
Accounts payable	513		120		858		—	1,491
Intercompany accounts payable	1,729		449		600		(2,778)	—
Accrued compensation	174		51		195		—	420
Other current liabilities	498		94		727		—	1,319
Total current liabilities	3,306		727		2,382		(2,778)	3,637

Noncurrent liabilities
Long-term debt	3,218		125		23		—	3,366
Pension liabilities	948		216		629		—	1,793
Other postretirement benefits liabilities	433		157		52		—	642
Deferred income taxes	—		—		442		—	442
Intercompany loans payable	1,185		1,044		133		(2,362)	—
Other noncurrent liabilities	290		52		159		—	501
Total noncurrent liabilities	6,074		1,594		1,438		(2,362)	6,744

Shareholders’ equity
Eaton shareholders' equity	7,469		3,145		8,220		(11,365)	7,469
Noncontrolling interests	—		—		19		4	23
Total equity	7,469		3,145		8,239		(11,361)	7,492
Total liabilities and equity	$16,849		$5,466		$12,059		$(16,501)	$17,873

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(35)	$1,012	$217	$487	$(17)	$1,664

Investing activities
Capital expenditures for property, plant and equipment	—	(291)	(73)	(229)	—	(593)
Cash paid for acquisitions of businesses, net of cash acquired	(6,542)	—	11	(405)	—	(6,936)
Sales of short-term investments - net	—	175	210	218	—	603
Loans to affiliates	—	(6,693)	—	(8,054)	14,747	—
Repayments of loans from affiliates	—	268	—	8,175	(8,443)	—
Other - net	—	(26)	2	(22)	—	(46)
Net cash (used in) provided by investing activities	(6,542)	(6,567)	150	(317)	6,304	(6,972)

Financing activities
Proceeds from borrowings	—	7,156	—	—	—	7,156
Payments on borrowings	—	(1,306)	(16)	(2)	—	(1,324)
Payments of financing costs	—	(117)	—	—	—	(117)
Proceeds from borrowings from affiliates	5	8,054	6,425	263	(14,747)	—
Payments on borrowings from affiliates	(5)	(8,175)	—	(263)	8,443	—
Other intercompany financing activities	—	273	(340)	67	—	—
Cash dividends paid	—	(512)	—	—	—	(512)
Cash dividends paid to affiliates	—	—	—	(17)	17	—
Exercise of employee stock options	—	95	—	—	—	95
Issuance (repurchase) of shares	6,584	—	(6,425)	—	—	159
Excess tax benefit from equity-based compensation	—	21	—	—	—	21
Other - net	—	—	—	2	—	2
Net cash provided by (used in) financing activities	6,584	5,489	(356)	50	(6,287)	5,480

Effect of currency on cash	—	—	—	20	—	20
Total increase (decrease) in cash	7	(66)	11	240	—	192
Cash at the beginning of the period	—	120	3	262	—	385
Cash at the end of the period	$7	$54	$14	$502	$—	$577
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$613	$171	$1,017	$(553)	$1,248

Investing activities
Capital expenditures for property, plant and equipment	(249)	(39)	(280)	—	(568)
Cash paid for acquisitions of businesses, net of cash acquired	(24)	(2)	(299)	—	(325)
Sales of short-term investments - net	27	—	76	—	103
Loans to affiliates	(149)	—	(5,855)	6,004	—
Repayments of loans from affiliates	100	—	5,650	(5,750)	—
Other - net	(23)	5	8	—	(10)
Net cash used in investing activities	(318)	(36)	(700)	254	(800)

Financing activities
Proceeds from borrowings	379	(1)	3	—	381
Payments on borrowings	(70)	—	(8)	—	(78)
Payments of financing costs	(3)	—	—	—	(3)
Proceeds from borrowings from affiliates	5,855	—	149	(6,004)	—
Payments on borrowings from affiliates	(5,650)	—	(100)	5,750	—
Other intercompany financing activities	(42)	(105)	147	—	—
Cash dividends paid	(462)	—	—	—	(462)
Cash dividends paid to affiliates	—	(32)	(521)	553	—
Exercise of employee stock options	71	—	—	—	71
Repurchase of shares	(343)	—	—	—	(343)
Excess tax benefit from equity-based compensation	57	—	—	—	57
Other - net	—	—	(4)	—	(4)
Net cash used in financing activities	(208)	(138)	(334)	299	(381)

Effect of currency on cash	—	—	(15)	—	(15)
Total increase (decrease) in cash	87	(3)	(32)	—	52
Cash at the beginning of the period	33	6	294	—	333
Cash at the end of the period	$120	$3	$262	$—	$385
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$442	$112	$997	$(269)	$1,282

Investing activities
Capital expenditures for property, plant and equipment	(173)	(30)	(191)	—	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(187)	(14)	(21)	—	(222)
Purchases of short-term investments - net	(192)	—	(200)	—	(392)
Loans to affiliates	(447)	—	(3,410)	3,857	—
Repayments of loans from affiliates	896	—	3,022	(3,918)	—
Other - net	(23)	(4)	23	—	(4)
Net cash used in investing activities	(126)	(48)	(777)	(61)	(1,012)

Financing activities
Proceeds from borrowings	51	—	4	—	55
Payments on borrowings	(74)	(1)	(27)	—	(102)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	3,410	58	389	(3,857)	—
Payments on borrowings from affiliates	(3,022)	(48)	(848)	3,918	—
Other intercompany financing activities	(479)	(68)	547	—	—
Cash dividends paid	(363)	—	—	—	(363)
Cash dividends paid to affiliates	—	—	(269)	269	—
Exercise of employee stock options	157	—	—	—	157
Other - net	—	—	(8)	—	(8)
Net cash used in financing activities	(320)	(59)	(212)	330	(261)

Effect of currency on cash	—	—	(16)	—	(16)
Total (decrease) increase in cash	(4)	5	(8)	—	(7)
Cash at the beginning of the period	37	1	302	—	340
Cash at the end of the period	$33	$6	$294	$—	$333

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Textuals Abstract
Net sales	$ 16,311	$ 16,049	$ 13,715
Number of Eaton employees	103,000
Countries of operation	over 50
Countries where products are sold	175
Equity method of accounting minimum ownership interest	20.00%
Equity method of accounting maximum ownership interest	50.00%
Weighted average amortization period for customer relationships	15
Property, plant and equipment, estimated useful lives	40
Machinery and equipment useful life range	3 to 10 years
RSU and awards vesting period	three to four years
Weighted average amortization period for intangible assets	17 years
Software amortization maximum life	10

Acquisitions of Businesses (Details) (USD $)	Feb. 01, 2013	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Dec. 31, 2011 Cooper [Member]	Sep. 30, 2012 Rolec Comercial e Industrial S.A. [Domain] Electrical Systems and Services [Member]	Dec. 31, 2011 Jeil Hydraulics Co. Ltd. [Member] Hydraulics [Member]	Dec. 31, 2011 Polimer Kaucuk Sanayi ve Pazarlama A.S. [Domain] Hydraulics [Member]	Dec. 31, 2011 Gycom Electrical Low-Voltage Power Distribution, Control and Automation [Domain] Electrical Systems and Services [Member]	Jun. 30, 2011 E.A. Pedersen Company [Member] Electrical Systems and Services [Member]	Jun. 30, 2011 IE Power, Inc. [Member] Electrical Systems and Services [Member]	Dec. 31, 2010 E. Begerow GmbH & Co. KG [Member] Hydraulics [Member]	May 31, 2011 ACTOM Low Voltage [Member] Electrical Systems and Services [Member]	Dec. 31, 2010 C.I. ESI de Colombia S.A. [Member] Electrical Products [Member]	Dec. 31, 2010 Internormen Technology Group [Member] Hydraulics [Member]	Sep. 30, 2011 Eaton-SAMC (Shanghai) Aircraft Conveyance System Manufacturing Co., Ltd. [Member] Aerospace [Member]	Nov. 30, 2010 Tuthill Coupling Group [Member] Hydraulics [Member]	Sep. 30, 2010 Chloride Phoenixtec Electronics [Member] Electrical Systems and Services [Member]	Jun. 30, 2010 Wright Line Holding Inc [Member] Electrical Systems and Services [Member]	Dec. 31, 2009 EMC Engineers Inc [Member] Electrical Systems and Services [Member]	Sep. 30, 2010 Copper Logic Inc Member Electrical Systems and Services [Member]
Business Acquisition [Line Items]
Business acquistion cost		$ 13,796,000,000		$ 325,000,000	$ 222,000,000
Description of annual sales from acquired entity from previous periods
Revenue reported for last annual period of acquired entity							5,409,000,000	85,000,000	189,000,000	335,000,000	24,000,000	37,000,000	5,000,000	84,000,000	65,000,000	8,000,000	55,000,000	0	35,000,000	25,000,000	101,000,000	24,000,000	35,000,000
Purchase price of Cooper			13,192,000,000
Cooper shareholders receipt of cash per ordinary share of Cooper Industries plc			39.15
Cooper shareholder % receipt of a New Eaton share for an ordinary share of Copper Industries plc		77.48%
Former Eaton shareholders ownership of New Eaton		73.00%
Former Copper Industries shareholders ownership of New Eaton		27.00%
Cooper and Danaher joint ownership in Apex						50.00%
Cooper and Danaher representation on Apex Board of Directors						50.00%
Sale of Apex to Bain Capital by Cooper and Danaher	$ 1,600,000,000

Acquisitions and Sale of Businesses Fair Value of Consideration Transferred (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	Nov. 30, 2012
Business Acquisition [Line Items]
Cooper Shares	163.6
Cooper Shares Issued Pursuant to Conversion of Stock Options and Share Units under Cooper equity-based compensation plans	1.8
Total Cooper shares and shares equivalents prior to transaction	165.4
Exchange ratio per share	$ 0.77479
Total Parent Shares Issued	128.1
Weighted average of shares	$ 51.91
Eaton Share consideration value for purchase of Cooper	6,649,000,000
Cash paid for Cooper shares	6,474,000,000
Total cash consideration paid for equity-based compensation plans at fair value	69,000,000
Purchase price of Cooper	13,192,000,000
Cooper shareholders receipt of cash per ordinary share of Cooper Industries plc	$ 39.15

Acquisitions and Sale of Businesses Actual and Pro Forma Impact (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Pro forma net sales		$ 21,792	$ 21,600
Pro forma net income from continuing operations attributable to Eaton ordinary shareholders		1,702	1,695
Pro forma diluted earnings per share from continuing operations		$ 3.55	$ 3.6
Cooper net sales	470
Cooper net income	$ 66

Acquisitions and Sale of Businesses Assets and liabilities acquired (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012
Business Acquisition [Line Items]
Working capital accounts acquired		$ 2,314	[1]
Prepaid expenses and other current assets		339
Property, plant, and equipment		940
Investment in Apex Tool Group, LLC		800
Intangible assets		4,577
Other assets		35
Debt		(1,221)
Accounts payable		(519)
Other current liabilities		(634)
Other noncurrent liabilities		(1,943)
Total identifiable net assets		4,688
Goodwill related to Cooper acquistion	8,305	8,504
Purchase price of Cooper		13,192
Cooper Industries plc [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired		2,304	[1]
Prepaid expenses and other current assets		204
Property, plant, and equipment		885
Investment in Apex Tool Group, LLC		807
Intangible assets		5,250
Other assets		35
Debt		(1,221)
Accounts payable		(519)
Other current liabilities		(673)
Other noncurrent liabilities		(2,185)
Total identifiable net assets		4,887
Goodwill related to Cooper acquistion		8,305
Purchase price of Cooper		13,192
Acquired receivables		963
Contingent liabilities acquired		226
Purchase Price Allocation Adjustments [Member] | Cooper Industries plc [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired		(10)	[1]
Prepaid expenses and other current assets		(135)
Property, plant, and equipment		(55)
Investment in Apex Tool Group, LLC		7
Intangible assets		673
Other assets		0
Debt		0
Accounts payable		0
Other current liabilities		(39)
Other noncurrent liabilities		(242)
Total identifiable net assets		199
Goodwill related to Cooper acquistion		(199)
Purchase price of Cooper		$ 0

[1]	Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

Acquisition Integration Charges (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	$ 33	$ 14	$ 40
Acquisition Integration Charges
Total acquistion integration charges	44	14	40
Transaction costs [Abstract]
Corporate	106	0	0
Financing fees	72	0	0
Total business acquistion transaction cost	178	0	0
Total acquistiion integration charges and transaction costs before income taxes	222	14	40
Total integration charges after income taxes	167	10	27
Acquisition integration charges per common share - diluted	$ 0.48	$ 0.03	$ 0.08
Electrical Products [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	4	1	23
Electrical Systems and Services [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	13	9	12
Hydraulics [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	16	4	1
Aerospace [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	0	0	4
All Segments [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	33	14	40
Corporate [Member]
Acquisition Integration Charges [Line Items]
Corporate acquisition integration charges	$ 11	$ 0	$ 0

Acquisition Integration and Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquisition Integration Charges [Line Items]
Restructuring Charges	$ 50
Severance costs	34
Other restructuring costs	16
Restructuring reserve, current	$ 34

Goodwill and Other Intangible Assets Schedule of Goodwill by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill related to Cooper acquistion	$ 8,305	$ 8,504
Goodwill	14,211		5,537	5,454
Electrical Products [Member]
Goodwill [Line Items]
Goodwill	5,874		1,870
Electrical Systems and Services [Member]
Goodwill [Line Items]
Goodwill	5,531		1,154
Hydraulics [Member]
Goodwill [Line Items]
Goodwill	1,404		1,116
Aerospace [Member]
Goodwill [Line Items]
Goodwill	1,045		1,040
Vehicle [Member]
Goodwill [Line Items]
Goodwill	$ 357		$ 357

Goodwill and Other Intangible Assets Schedule of Other Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other intangible assets
Intangible assets not subject to amortization (primarily trademarks)	$ 1,784	$ 451
Intangible assets subject to amortization
Historical cost	6,593	2,503
Accumulated amortization	909	762
Customer Relationships [Member]
Intangible assets subject to amortization
Historical cost	3,818	1,173
Accumulated amortization	428	322
Patents and Technology [Member]
Intangible assets subject to amortization
Historical cost	1,626	849
Accumulated amortization	325	308
Finite Lived Intangible Assets, Other [Member]
Intangible assets subject to amortization
Historical cost	1,149	481
Accumulated amortization	$ 156	$ 132

Goodwill and Other Intangible Assets Intangible Assets Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite lived intangible assets future amortization expense [Line Items]
2012						$ 186
2013					432
2014				425
2015			420
2016		408
2017	$ 397

Goodwill and Other Intangible Assets Other Intangibles Assets Related to the Acquisition of Cooper (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Total intangible assets at fair value for Cooper acquistion	5,250
Relief-from-royalty [Member]
Indefinite-lived Intangible Assets [Line Items]
Contract-based	25
Relief-from-royalty [Member] | Trade names indefinite lived [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade names (indefinite-lived)	1,330
Relief-from-royalty [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade names	638
Customer relationship Cooper [Member] | Multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Customer relationships	2,490
Technology Cooper [Member] | Relief-from-royalty multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Technology	767
Useful LIfe [Member] [Member] | Relief-from-royalty [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	9.5
Useful LIfe [Member] [Member] | Relief-from-royalty [Member] | Trade names indefinite lived [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	N/A
Useful LIfe [Member] [Member] | Relief-from-royalty [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	3-20
Useful LIfe [Member] [Member] | Customer relationship Cooper [Member] | Multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	13-18
Useful LIfe [Member] [Member] | Technology Cooper [Member] | Relief-from-royalty multi-period excess earnings [Member]
Indefinite-lived Intangible Assets [Line Items]
Useful life	4-20

Debt (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2017	Jun. 16, 2016	Jun. 14, 2015	Nov. 30, 2012	Nov. 14, 2012	Jun. 14, 2012	May 21, 2012	Jun. 16, 2011
Summary of long-term debt, including the current portion
Refinanced three year revolving credit facility											$ 500,000,000
Refinanced five year revolving credit facility											500,000,000
New three year revolving credit facility											750,000,000
New three year revolving credit facility expiration								750,000,000
New five year revolving credit facility											750,000,000
New five year revolving credit facility expiration						750,000,000
Additional five-year revolving credit facility													500,000,000
Additional five year credit facility expiration							500,000,000
Previous long-term line of credit			1,500,000,000
Proceeds from issuance of debt	600,000,000		7,156,000,000	381,000,000	55,000,000
Deferred finance costs, noncurrent			40,000,000
Facility deferred finance costs			69,000,000
Bridge facility interest rate first possibility at company discretion													LIBOR based rate plus .33%
Bridge facility length of time												364 days
Proceeds from issuance of senior long term debt										4,853,000,000
Issuance of senior notes										4,900,000,000
Total long-term debt			10,076,000,000	3,687,000,000
Less current portion of long-term debt			(314,000,000)	(321,000,000)
Long-term debt less current portion			9,762,000,000	3,366,000,000
Control provision purchase price percentage of principal plus accrued and unpaid interest			100.00%
Optional senior note redemption provision - first possibility			100% of principal
Optional senior note redemption provision - second possibility			sum of present value of remaining payments plus basis ranging from 10 to 25
Senior note control provision			purchase price of 101% of principal plus accrued and unpaid interest
Senior note registration requirement			360 day from issuance
$300 floating rate senior unsecured notes due June 16, 2014													300,000,000
Debt instrument basis spread on variable rate		0.33%
Short-term debt			757,000,000	86,000,000
Percentage of principal company must offer to purchase all or part of the note if certain change of control events occur			101.00%
Line of credit facility, maximum borrowing capacity			2,000,000,000
Short-term Debt [Abstract]
US short term commerical paper			75,000,000	75,000,000
Short-term debt			757,000,000	86,000,000
Short-term debt, weighted average interest rate			0.50%	0.45%
US other short-term debt			9,000,000	10,000,000
Non-US short-term debt			4,000,000	1,000,000
Non-US short-term line of credit available			2,099,000,000
Bridge loan borrowings									1,669,000,000
Bridge Loan												6,750,000,000
Bridge facility draw amount outstanding			669,000,000
Amortization of Financing Costs			68,000,000
Maturities of Long-term Debt [Abstract]
2013			314,000,000
2014			568,000,000
2015			1,008,000,000
2016			261,000,000
2017			1,551,000,000
Interest Expense [Abstract]
Interest paid on debt			276,000,000	174,000,000	170,000,000
Notes due 2012 [Member]
Summary of long-term debt, including the current portion
Other Notes Payable, Noncurrent			0	300,000,000
Long term debt instrument interest rate			5.75%
Notes due 2013 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	300,000,000
Interest rate			4.90%
Related long term debt converted to floating interest rates by interest rate swaps			200,000,000
Notes due 2014 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			250,000,000	250,000,000
Interest rate			5.95%
Related long term debt converted to floating interest rates by interest rate swaps			100,000,000
Floating rate notes due 2014 [Member]
Summary of long-term debt, including the current portion
Floating rate notes			300,000,000	300,000,000
Related long-term debt converted to fixed interest rate by interest rate swap			300,000,000
Debenture due 2015 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			300,000,000	0
Interest rate			5.45%
Notes due 2015 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			100,000,000	100,000,000
Long term debt instrument interest rate			4.65%
Senior notes due 2015 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			600,000,000	0
Senior long term note interest rate			0.95%
Debentures due 2016 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			250,000,000	0
Interest rate			2.38%
Notes due 2017 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			250,000,000	250,000,000
Interest rate			5.30%
Related long term debt converted to floating interest rates by interest rate swaps			150,000,000
Debenture due 2017 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			300,000,000	0
Interest rate			6.10%
Senior notes due 2017 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,000,000,000	0
Interest rate			1.50%
Notes due 2018 [Member]
Summary of long-term debt, including the current portion
Other Notes Payable, Noncurrent			450,000,000	450,000,000
Interest rate			5.60%
Related long term debt converted to floating interest rates by interest rate swaps			415,000,000
Japanese Yen notes due 2018 [Member]
Summary of long-term debt, including the current portion
Japanese Yen notes			116,000,000	129,000,000
Interest rate			4.22%
Notes due 2019 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	300,000,000
Interest rate			6.95%
Related long term debt converted to floating interest rates by interest rate swaps			300,000,000
Debentures due 2020 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			250,000,000	0
Interest rate			3.88%
Notes due 2021 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	0
Interest rate			3.47%
Debentures due 2022 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			100,000,000	100,000,000
Interest rate			8.10%
Senior notes due 2022 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,600,000,000	0
Interest rate			2.75%
Notes due 2023 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			300,000,000	0
Interest rate			3.68%
Debentures due 2025 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			145,000,000	145,000,000
Interest rate			6.50%
Debentures due 2029 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			200,000,000	200,000,000
Interest rate			7.65%
Related long term debt converted to floating interest rates by interest rate swaps			50,000,000
Senior notes due 2032 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			700,000,000	0
Interest rate			4.00%
Debentures due 2034 [Member]
Summary of long-term debt, including the current portion
Long term debt debentures			140,000,000	140,000,000
Interest rate			5.45%
Related long term debt converted to floating interest rates by interest rate swaps			25,000,000
Notes due 2037 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			240,000,000	240,000,000
Interest rate			5.80%
Senior notes due 2042 [Member]
Summary of long-term debt, including the current portion
Senior Notes, Noncurrent			1,000,000,000	0
Interest rate			4.15%
Notes due from 2012 to 2035 [Member]
Summary of long-term debt, including the current portion
Notes Payable, Noncurrent			255,000,000	266,000,000
Minimum interest rate			5.25%
Maximum interest rate			12.50%
Other long-term debt [Member]
Summary of long-term debt, including the current portion
Other Long-term Debt, Noncurrent			330,000,000	217,000,000
Notes due June 28, 2021 [Member]
Summary of long-term debt, including the current portion
Debt Instrument, Face Amount			300,000,000
Interest rate			3.47%
Senior notes due 2022 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			2.75%
Senior notes due 2017 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			1.50%
Senior notes due 2042 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			4.15%
Senior notes due 2032 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			4.00%
Senior notes due 2015 [Member]
Summary of long-term debt, including the current portion
Senior long term note interest rate			0.95%
Notes due June 28, 2023 [Member]
Summary of long-term debt, including the current portion
Debt Instrument, Face Amount			$ 300,000,000
Interest rate			3.68%

Retirement Benefits Plans - Obligations and Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Funded status
Fair value of plan assets	$ 3,855	$ 2,653
United States pension liabilities [Member]
Funded status
Fair value of plan assets	2,607	1,664	1,572
Benefit obligations	(3,817)	(2,899)	(2,458)
Funded status	(1,210)	(1,235)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	0	0
Current liabilities	(15)	(12)
Non-current liabilities	(1,195)	(1,223)
Total	(1,210)	(1,235)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	1,618	1,601
Prior service cost (credit)	1	1
Other	2	0
Total	1,621	1,602	1,142
Non-United States pension liabilities [Member]
Funded status
Fair value of plan assets	1,248	989	937
Benefit obligations	(2,013)	(1,505)	(1,460)
Funded status	(765)	(516)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	71	78
Current liabilities	(27)	(24)
Non-current liabilities	(809)	(570)
Total	(765)	(516)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	550	348
Prior service cost (credit)	9	10
Other	0	0
Total	559	358	319
Other postretirement liabilities [Member]
Funded status
Fair value of plan assets	146	156	0
Benefit obligations	(948)	(853)	(826)
Funded status	(802)	(697)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	0	0
Current liabilities	(62)	(55)
Non-current liabilities	(740)	(642)
Total	(802)	(697)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	269	257
Prior service cost (credit)	(7)	(9)
Other	0	0
Total	$ 262	$ 248	$ 221

Retirement Benefits Plans - Change in Benefit Obligations (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States pension liabilities [Member]
Change in benefit obligations
Balance at January 1	$ 2,899	$ 2,458
Service cost	115	93
Interest cost	134	132
Actuarial loss	264	346
Gross benefits paid	(132)	(131)
Currency translation	0	0
Acquistions	536	0
Other	1	1
Balance at December 31	3,817	2,899
Accumulated benefit obligation	3,639	2,762
Non-United States pension liabilities [Member]
Change in benefit obligations
Balance at January 1	1,505	1,460
Service cost	50	48
Interest cost	77	78
Actuarial loss	196	26
Gross benefits paid	(78)	(82)
Currency translation	54	(23)
Acquistions	208	0
Other	1	(2)
Balance at December 31	2,013	1,505
Accumulated benefit obligation	1,885	1,364
Other postretirement liabilities [Member]
Change in benefit obligations
Balance at January 1	853	826
Service cost	17	15
Interest cost	38	41
Actuarial loss	34	41
Gross benefits paid	(94)	(101)
Currency translation	0	(1)
Acquistions	72	0
Other	28	32
Balance at December 31	$ 948	$ 853

Retirement Benefits Plans - Change in Plan Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Balance at December 31		$ 3,855	$ 2,653
United States pension liabilities [Member]
Change in plan assets
Balance at January 1	2,607	1,664	1,572
Actual return on plan assets		293	(41)
Employer contributions	191	311	264	313
Gross benefits paid		(132)	(131)
Foreign currency translation		0	0
Acquisition		471	0
Other		0	0
Balance at December 31		2,607	1,664	1,572
Non-United States pension liabilities [Member]
Change in plan assets
Balance at January 1	1,248	989	937
Actual return on plan assets		86	39
Employer contributions	112	102	108	90
Gross benefits paid		(78)	(82)
Foreign currency translation		39	(6)
Acquisition		128	0
Other		(18)	(7)
Balance at December 31		1,248	989	937
Other postretirement liabilities [Member]
Change in plan assets
Balance at January 1		156	0
Actual return on plan assets		13	2
Employer contributions		43	223
Gross benefits paid		(94)	(101)
Foreign currency translation		0	0
Acquisition		0	0
Other		28	32
Balance at December 31		$ 146	$ 156

Retirement Benefits Plans - Components of Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United States pension liabilities [Member]
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$ 3,817	$ 2,899
Accumulated benefit obligation	3,639	2,762
Fair value of plan assets	2,607	1,664
Non-United States pension liabilities [Member]
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,412	990
Accumulated benefit obligation	1,307	925
Fair value of plan assets	$ 657	$ 446

Retirement Benefits Plans - Changes in Pension and Other Postretirement Liabilities Recognized in AOCI (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Prior service cost arising during the year	$ (1)	$ (5)	$ (2)
Less amounts included in expense during the year	(386)	(648)	(182)
Net change for the year	(2)	0	(4)
United States pension liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	1,602	1,142
Prior service cost arising during the year	1	1
Net loss arising during the year	(154)	(551)
Foreign currency translation	0	0
Less amounts included in expense during the year	(138)	(92)
Other	2	0
Net change for the year	19	460
Balance at December 31	1,621	1,602
Non-United States pension liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	358	319
Prior service cost arising during the year	0	4
Net loss arising during the year	(205)	(58)
Foreign currency translation	15	(5)
Less amounts included in expense during the year	(19)	(18)
Other	0	0
Net change for the year	201	39
Balance at December 31	559	358
Other postretirement liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	248	221
Prior service cost arising during the year	0	0
Net loss arising during the year	(27)	(39)
Foreign currency translation	0	0
Less amounts included in expense during the year	(13)	(12)
Other	0	0
Net change for the year	14	27
Balance at December 31	$ 262	$ 248

Retirement Benefits Plans - Benefits Expense (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States pension benefit expense
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	$ 115	$ 93	$ 80
Interest cost	134	132	131
Expected return on plan assets	(183)	(164)	(156)
Amortization	118	75	53
Benefit plans	184	136	108
Curtailment loss	0	0	1
Settlement loss	20	17	16
Total expense	204	153	125
Non-United States pension benefit expense [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	50	48	39
Interest cost	77	78	69
Expected return on plan assets	(77)	(70)	(62)
Amortization	15	13	8
Benefit plans	65	69	54
Curtailment loss	1	1	0
Settlement loss	3	4	0
Total expense	69	74	54
Other postretirement benefits expense [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	17	15	16
Interest cost	38	41	46
Expected return on plan assets	(6)	0	0
Amortization	13	12	10
Benefit plans	62	68	72
Curtailment loss	0	0	0
Settlement loss	0	0	0
Total expense	$ 62	$ 68	$ 72

Retirement Benefits Plans Retirement Benefits Plans - Estimated Future Pretax Amounts Recognized From AOCI to Net Periodic Benefit Cost (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States pension liabilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Actuarial loss	$ 176
Prior service cost (credit)	0
Total	176
Non-United States pension liabilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Actuarial loss	27
Prior service cost (credit)	1
Total	28
Other postretirement liabilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Actuarial loss	15
Prior service cost (credit)	(2)
Total	$ 13

Retirement Benefits Plans - Pension Plans Assumptions (Details 7)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States pension plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%
Rate of compensation increase	3.16%	3.15%	3.61%
Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%
Expected long-term return on plan assets	8.50%	8.50%	8.95%
Rate of compensation increase	3.15%	3.61%	3.62%
Non-United States pension plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	4.17%	5.12%	5.40%
Rate of compensation increase	3.09%	3.62%	3.63%
Assumptions used to determine expense
Discount rate	5.12%	5.40%	5.59%
Expected long-term return on plan assets	7.10%	7.17%	7.20%
Rate of compensation increase	3.62%	3.63%	3.58%

Retirement Benefits Plans - Other Postretirement Benefits Plan Assumptions (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total service and interest cost, 1% increase	1
Effect on total service and interest cost, 1% decrease	(1)
Effect on other postretirement liabilities, 1% increase	22
Effect on other postretirement liabilities, 1% decrease	(20)
Other postretirement benefits plans [Member]
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020
Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017

Retirement Benefits Plans Retirement Benefits Plans - Employer Contributions to Retirement Benefits Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans
Funding postretirement Medicare Part D prescription drug benefits into VEBA trust			$ 154
VEBA target trust allocation in diversified global equities		50.00%
VEBA target trust allocation in fixed income securities		50.00%
United States pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	191	311	264	313
Non-United States pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	112	102	108	90
Total pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	$ 303	$ 413	$ 372	$ 403

Retirement Benefits Plans - Estimated Pension and Other Postretirement Benefit Payments (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Estimated United States pension payments [Member]	Dec. 31, 2012 Estimated non-United States pension payments [Member]	Dec. 31, 2012 Gross [Member]	Dec. 31, 2012 Medicare Prescription Drug Subsidy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Medicare prescription drug subsidy 2013					$ (7)
2013		228	89	93
Medicare prescription drug subsidy 2014					(6)
2014		405	90	91
Medicare prescription drug subsidy 2015					(6)
2015		255	92	84
Medicare prescription drug subsidy 2016					(5)
2016		272	95	81
Medicare prescription drug subsidy 2017					(5)
2017		279	98	77
Medicare prescription drug subsidy 2018 - 2022					(13)
2018 - 2022		$ 1,473	$ 535	$ 328
Percentage Of Pension Lump Sum Payments	50.00%

Retirement Benefits Plans - Fair Value of Pension Plan Assets (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 3,855	$ 2,653
United States pension plan percentage of worldwide pension assets	68.00%
United Kingdom pension plan percentage of worldwide pension assets	26.00%
United States pension plan target allocation of United States equities	39.00%
United States pension plan target allocation of non-United States equities	30.00%
United States pension plan target allocation of real estate	4.00%
United States target allocation of debt securities and other, including cash equivalents	27.00%
United Kingdom pension plan target allocation of equities	62.00%
Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	416	327
Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3,398	2,291
Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	41	35
Non-United States Equity and Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,313	925
Non-United States Equity and Global Equities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Non-United States Equity and Global Equities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,313	925
Non-United States Equity and Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	978	642
United States Equity [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States Equity [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	978	642
United States Equity [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	538	263
Fixed Income [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	538	263
Fixed Income [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Long Duration Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	61	107
Long Duration Funds [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Long Duration Funds [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	61	107
Long Duration Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43
Exchange Traded Funds [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Exchange Traded Funds [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43
Exchange Traded Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	331	296
Fixed Income Securities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income Securities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	331	296
Fixed Income Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	143	120
United States treasuries [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	143	120
United States treasuries [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States treasuries [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	124	82
Real Estate [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	119	82
Real Estate [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Real Estate [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	5	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	104	79
Equity Securities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	104	79
Equity Securities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Equity Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	140	67
Cash and Cash Equivalents [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	7	9
Cash and Cash Equivalents [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	133	58
Cash and Cash Equivalents [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	35
Investments [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	35
Investments [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Investments [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	37
Other Pension Plans, Defined Benefit [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3	2
Other Pension Plans, Defined Benefit [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1	0
Other Pension Plans, Defined Benefit [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 36	$ 35

Retirement Benefits Plans Retirement Benefits Plans - Fair Value of Other Postretirement Benefits Plan Assets (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	$ 75	$ 52
Fixed income securities	67	50
Cash equivalents	4	54
Total other postretirement benefit plan assets	146	156
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	0	0
Fixed income securities	0	0
Cash equivalents	4	54
Total other postretirement benefit plan assets	4	54
Other observable inputs (Level 2) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	75	52
Fixed income securities	67	50
Cash equivalents	0	0
Total other postretirement benefit plan assets	142	102
Unobservable inputs (Level 3) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	0	0
Fixed income securities	0	0
Cash equivalents	0	0
Total other postretirement benefit plan assets	$ 0	$ 0

Retirement Benefits Plans Retirement Benefits Plans - Defined Contribution Plans (Details 13) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2012	Dec. 04, 2012
Defined Contribution Plans [Line Items]
Employer contributions to defined contribution plans	$ 74	$ 65	$ 33
Eaton common shares purchased by Cooper Retirement Savings and Stock Ownership Plan Trust				3.2
Purchase price of Eaton shares acquired by Cooper Retirement Savings and Stock Ownership Plant Trust				$ 166
Per share value of Eaton shares purchased by Cooper Retirement Savings and Stock Ownership Plan Trust					$ 51.26

Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 BRL	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BRL	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 28, 2012 USD ($)	Aug. 19, 2011 USD ($)	Jun. 09, 2011 USD ($)
Loss Contingencies [Line Items]
Final judgment of Eaton's liability by US District Court in Meritor lawsuit								$ 0
Court of Appeals Third District judgment reversal in favor of Meritor							0
Current and long-term warranty accruals [Table]
Balance at January 1			158		153	147
Provision			85		98	99
Settled			(84)		(94)	(91)
Business acquisitions			21		1	(2)
Balance at December 31	153		180		158	153
Minimum rental commitments under noncancelable operating leases
2013			174
2014			137
2015			101
2016			73
2017			59
Thereafter			85
Total noncancelable lease commitments			629
Summary of Rental Expense
Rental expense			199		194	172
Loss Contingency Accrual [Roll Forward]
Loss contingency provision	30	60	9	19
Total loss contingency accrual			39	79
Meritor judgment motion denial zero damages and no injuctive relief									0
Commitments and Contingencies
Number of sites world wide			142	142
Accrual for environmental loss contingencies			$ 125		$ 62

Income Taxes Income Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Before Income Taxes [Line Items]
United States	$ 138	$ 375	$ 114
Non-United States	1,113	1,178	922
Income before income taxes	$ 1,251	$ 1,553	$ 1,036

Income Taxes Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Total current income tax expense	$ 136	$ 273	$ 106
Deferred Income Tax Expense (Benefit) [Abstract]
Total deferred income tax benefit	(105)	(72)	(7)
Income tax expense	31	201	99
United States
Current Income Tax Expense (Benefit) [Abstract]
Federal	1	85	(2)
Deferred Income Tax Expense (Benefit) [Abstract]
Federal	39	(2)	95
State and local
Current Income Tax Expense (Benefit) [Abstract]
State and local	5	2	1
Deferred Income Tax Expense (Benefit) [Abstract]
State and local	2	8	(15)
Non-United States
Current Income Tax Expense (Benefit) [Abstract]
Non-United States	130	186	107
Deferred Income Tax Expense (Benefit) [Abstract]
Non-United States	$ (146)	$ (78)	$ (87)

Income Taxes Reconciliations of Income Taxes from the United States Federal (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Income taxes at the United States federal statutory rate	35.00%	35.00%	35.00%
Effective income tax rate expense rate	2.50%	12.90%	9.50%
United States [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
State and local income taxes	0.60%	0.20%	(0.10%)
Deductible dividends	(0.70%)	(0.50%)	(0.60%)
Deductible Interest	(0.80%)	(0.50%)	(0.80%)
Credit for research activities	0.00%	(1.00%)	(1.40%)
Impact of Health Care Reform and Education Reconciliation Act and pre-funding on taxation associated with Medicare Part D	0.00%	(0.90%)	2.20%
Other-net	2.70%	0.50%	1.40%
Non-United States Operations [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
United States foreign tax credit	(12.40%)	(2.30%)	(6.40%)
Non-United States operations (earnings taxed at other than the United States tax rate)	(14.90%)	(15.50%)	(13.90%)
Worldwide Operations [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Adjustments to tax liabilities	(5.70%)	(0.80%)	(1.20%)
Adjustments to valuation allowances	(1.30%)	(1.30%)	(4.70%)
Effective Income Tax Rate [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Effective income tax rate expense rate	2.50%	12.90%	9.50%

Income Taxes Worldwide Income Tax Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Worldwide Income Tax Payments [Line Items]
Income taxes paid	$ 254	$ 191	$ 141

Income Taxes Components of current and long-term deferred income taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities included in other current liabilities	$ 49
Current Assets and Liabilities [Member]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals [Abstract]
Employee benefits	92	114
Depreciation and amortization	(108)	(2)
Other accruals and adjustments	477	293
Deferred Tax Assets, Net, Classification [Abstract]
Other items	0	0
United States federal income tax loss carryforwards	0	0
United States federal income tax credit carryforward	0	0
United States state and local tax loss carryforwards and tax credit carryforwards	0	0
Non-United States tax loss carryforward	0	0
Non-United States income tax credit carryforwards	0	0
Valuation allowance for income tax loss and income tax credit carryforwards	(61)	0
Other valuation allowance	(7)	(7)
Total deferred income taxes	393	398
Long-term assets and liabilities [Member]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals [Abstract]
Employee benefits	857	778
Depreciation and amortization	(2,685)	(498)
Other accruals and adjustments	297	77
Deferred Tax Assets, Net, Classification [Abstract]
Other items	145	(4)
United States federal income tax loss carryforwards	6	7
United States federal income tax credit carryforward	156	251
United States state and local tax loss carryforwards and tax credit carryforwards	71	65
Non-United States tax loss carryforward	1,591	417
Non-United States income tax credit carryforwards	67	95
Valuation allowance for income tax loss and income tax credit carryforwards	(1,521)	(441)
Other valuation allowance	(71)	(55)
Total deferred income taxes	$ (1,087)	$ 692

Income Taxes Operating Loss and Tax Credit Carryforwards, United States, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	$ 0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	0
2018 through 2022 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	51
2023 through 2027 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	15
United States federal deferred income tax assets for income tax loss carryforwards	5
United States federal income tax credit carryforwards	0
2028 through 2032 [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	2
United States federal deferred income tax assets for income tax loss carryforwards	1
United States federal income tax credit carryforwards	68
Not subject to expiration [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	0
United States federal income tax credit carryforwards	37
Valuation allowance [Member]
Operating Loss and Tax Credit Carry Forward [Line Items]
United States federal income tax loss carryforwards	0
United States federal deferred income tax assets for income tax loss carryforwards	(5)
United States federal income tax credit carryforwards	$ (17)

Income Taxes Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	$ 6
United States and local income tax credit carryforward - net of federal tax effect	7
2018 through 2022 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	12
United States and local income tax credit carryforward - net of federal tax effect	10
2023 through 2027 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	15
United States and local income tax credit carryforward - net of federal tax effect	6
2028 through 2032 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	7
United States and local income tax credit carryforward - net of federal tax effect	4
Not subject to expiration [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	0
United States and local income tax credit carryforward - net of federal tax effect	4
Valuation allowance [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	(16)
United States and local income tax credit carryforward - net of federal tax effect	$ (15)

Income Taxes Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	$ 348
Non-United States deferred income tax assets for income tax loss carryforwards	92
Non-United States income tax credit carryforwards	47
2018 through 2022 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	148
Non-United States deferred income tax assets for income tax loss carryforwards	38
Non-United States income tax credit carryforwards	14
2023 through 2027 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	32
Non-United States deferred income tax assets for income tax loss carryforwards	9
Non-United States income tax credit carryforwards	1
2028 through 2032 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	27
Non-United States deferred income tax assets for income tax loss carryforwards	8
Non-United States income tax credit carryforwards	0
Not subject to expiration [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	6,982
Non-United States deferred income tax assets for income tax loss carryforwards	1,444
Non-United States income tax credit carryforwards	5
Valuation allowance [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	0
Non-United States deferred income tax assets for income tax loss carryforwards	(1,509)
Non-United States income tax credit carryforwards	$ (7)

Income Taxes Summary of Gross Unrecognized Income Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Unrecognized Income Tax Benefits [Line Items]
Balance at January 1	$ 236	$ 224	$ 197
Increases and decreases as a result of positions taken during prior years
Transfers to valuation allowances	0	0	(2)
Other increases	1	3	7
Other decreases, including currency translation	0	(14)	(31)
Balances related to acquisitions	102	2	34
Increases as a result of positions taken during the current year	36	31	23
Decreases relating to settlements with tax authorities	0	(2)	0
Decreases as a result of a lapse of the applicable statute of limitations	(6)	(8)	(4)
Balance at December 31	$ 369	$ 236	$ 224

Income Taxes Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textuals) [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 257,000,000
Income Taxes [Abstract]
Income tax expense	31,000,000	201,000,000	99,000,000
Undistributed earnings of non-United States subsidiaries where no provision has been made	8,000,000,000
Effective income tax rate expense rate	2.50%	12.90%	9.50%
Extension of tax credit for research activities	20,000,000
IRS Statutory Notice of Deficiency proposed assessment of additional taxes	75,000,000
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment	52,000,000
Brazilian first administrative appeal level reduction of assessed penatlites	50.00%
Recoverability of Deferred Income Tax Assets [Abstract]
Number of years of cumulative pretax income in a particular jurisdiction to determine deferred tax assets will not be recognized	three
Number of years of cumulative pretax losses in particular jurisdiction to determine if deferred tax assets can be recognized	three
Number of years estimated to resolve Brazilian tax assessment	10
Income tax examination, penalties and interest accrued	$ 57,000,000	$ 29,000,000

Eaton Shareholders' Equity Eaton Shareholders' Equity (Textuals) (Details)	0 Months Ended		12 Months Ended
	Feb. 27, 2013 USD ($)	Sep. 28, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Mar. 22, 2013 USD ($)
Shareholders Equity Textuals Abstract
Eaton ordinary shares authorized			750,000,000	750,000,000
Eaton Corporation plc par value			$ 0.01
Ordinary shares issued and outstanding			470,700,000	470,700,000	334,400,000
Deferred ordinary shares authorized			40,000	40,000
Common shares authorized					500,000,000
Deferred ordinary shares par value				€ 1
Preferred A Shares issued			10,000	10,000
Preferred A Shares par value			$ 1
Serial preferred shares authorized			10,000,000	10,000,000
Serial preferred share par value per share			$ 0.01
Number of holders of record of Eaton ordinary shares			20,570	20,570
Number of current and former employees who were shareholders through various Eaton plans			27,852	27,852
Disclosure of Repurchase Agreements [Abstract]
2007 common share repurchase program, number of shares authorized to be repurchased			10,000,000	10,000,000
Payments for stock repurchased under 2007 programs					$ 343,000,000
Eaton Corporation common share par value			$ 0.5		$ 0.5
2011 share repurchase program, number of shares authorized to be repurchased		20,000,000
2011 share repurchase program, maximum aggregate purchase price of shares authorized		1,250,000,000
2011 share repurchase progam, shares purchased			0	0	0
2007 share repurchase program, shares purchased					8,300,000
Quarterly dividends, per share, declared	$ 0.42
Quarterly dividends payable, amount per share							$ 0.42
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			2,200,000	2,200,000	1,500,000	6,900,000
Employee Trust [Abstract]
Deferred compensation plan trust of shares and marketable secutities			$ 12,000,000		$ 6,000,000

Eaton Shareholders' Equity Eaton Shareholders' Equity - Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Currency translation and related hedging instuments pre-tax	$ 144	$ (252)	$ (78)
Currency translation and related hedging instruments after-tax	135	(241)	(78)
Pension and Other Postretirement Benefits [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(2)	0	(4)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	15	(15)	3
Prior service cost arising during the year pre-tax	(1)	(5)	(2)
Prior service cost arising during the year after-tax	(1)	(4)	(1)
Net loss arising during the year pre-tax	(386)	(648)	(182)
Net loss arising during the year after-tax	(262)	(417)	(123)
Currency translation pre-tax	(15)	5	5
Currency translation after-tax	(12)	4	5
Amortization of prior service costs reclassified to earnings pre-tax	170	122	87
Amortization of prior service costs reclassified to earnings after-tax	108	79	54
Total pensions and other postretirement benefits included in other comprehensive income pre-tax	234	526	96
Total pensions and other postretirement benefits included in other comprehensive income after-tax	152	353	62
Other Accumulated Other Income (Loss) Cash Flow Hedges
Gain (loss) on derivatives designated as cash flow hedges pre-tax	10	(28)	8
Gain (loss) on derivatives designated as cash flow hedges after-tax	10	(21)	6
Changes in cash flow hedges reclassified to earnings pre-tax	7	0	(8)
Changes in cash flow hedges reclassified to earnings after-tax	7	(1)	(6)
Cash flow hedges, net of reclassification adjustments pre-tax	17	(28)	0
Cash flow hedges, net of reclassification adjustments after-tax	17	(22)	0
Other comprehensive loss attributable to Eaton ordinary shareholders pre-tax	(73)	(806)	(174)
Other comprehensive loss attributable to Eaton ordinary shareholders after-tax	$ 0	$ (616)	$ (140)

Eaton Shareholders' Equity Eaton Shareholders' Equity Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currency translation and related hedging instruments [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	$ (502)	$ (261)	$ (183)
Total comprehensive income (loss)	135	(241)	(78)
December 31 ending balance	(367)	(502)	(261)
Pensions and Other Postretirement Benefits [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(1,447)	(1,094)	(1,032)
Total comprehensive income (loss)	(152)	(353)	(62)
December 31 ending balance	(1,599)	(1,447)	(1,094)
Cash Flow Hedges [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(15)	7	7
Total comprehensive income (loss)	17	(22)	0
December 31 ending balance	2	(15)	7
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in accumulated other comprehensive income (loss) [Line Items]
January 1 beginning balance	(1,964)	(1,348)	(1,208)
Total comprehensive income (loss)	0	(616)	(140)
December 31 ending balance	$ (1,964)	$ (1,964)	$ (1,348)

Eaton Shareholders' Equity Eaton Shareholders' Equity - Net Income per Common Share (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Reconciliation [Abstract]
Net income attributable to Eaton common shareholders	$ 1,217	$ 1,350	$ 929
Weighted-average number of shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4
Weighted-average number of shares outstanding-basic	347.8	338.3	335.5
Net income per common share, diluted	$ 3.46	$ 3.93	$ 2.73
Net income per common share, basic	$ 3.54	$ 3.98	$ 2.76

Restricted Stock Units Activity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options
Compensation expense not yet recognized related to non-vested RSU's	$ 96
Weighted average period for total compensation expense not yet recognized	2.2
Excess tax benefit for restricted stock units and other equity-based compensation	$ 18
Number of Restricted Stock Units
Summary of stock options
Non-vested at January 1	4.8
Granted	1.5
Vested	(2.7)
Forfeited	(0.2)
Non-vested at December 31	3.4
Estimate of Fair Value, Fair Value Disclosure [Member]
Summary of stock options
Non-vested at January 1	$ 33.02
Granted	$ 49.41
Vested	$ 25.91
Forfeited	$ 40.41
Non-vested at December 31	$ 42.47

Equity-Based Compensation Information Related to Restricted Stock Units (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information Related to RSU's [Line Items]
Pretax expense for RSU's	$ 46	$ 50	$ 39
After-tax expense for RSU's	$ 30	$ 32	$ 25

Equity-Based Compensation Stock Options' Fair Value Assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Fair Value Assumptions [Line Items]
Expected volatility	35.00%	33.00%	31.00%
Expected option life in years	5 years 6 months	5 years 6 months	5 years 6 months
Expected dividend yield	2.00%	2.00%	2.00%
Weighted-average fair value of stock options granted	$ 14.08	$ 14.56	$ 8.98
Stock option vesting period	3 years
Risk-free interest rate minimum	0.90%	1.40%	1.30%
Risk-free interest rate maximum	1.00%	2.20%	2.40%
Stock option expiration date after date of grant	10 years

Equity-Based Compensation Stock Options Activity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options
Closing price of Eaton common shares on last trading day	$ 54.18
Weighted-average price per option [Member]
Summary of stock options
Outstanding at January 1, 2012	$ 36.84
Granted	$ 51.77
Exercised	$ 31.34
Forfeited and cancelled	$ 51.21
Outstanding at December, 31 2012	$ 39.45
Exercisable at December 31, 2012	$ 37.78
Stock Options [Member]
Summary of stock options
Outstanding at January 1, 2012, shares	13.1
Granted	0.8
Exercised	(3)
Forfeited and cancelled	(0.1)
Outstanding at December 31, 2012, shares	10.8
Exercisable at December 31, 2012	9.5
Reserved for future grants at December 31, 2012	21
Weighted-average remaining contractual life in years [Member]
Summary of stock options
Outstanding at December 31, 2012	4 years 2 months
Exercisable at December 31, 2012	3 years 7 months
Aggregate Intrinsic Value [Member]
Summary of stock options
Outstanding at December 31, 2012	$ 158
Exercisable at December 31, 2012	$ 155

Equity-Based Compensation Information Related to Stock Options (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options
Pretax expense for stock options	$ 7	$ 5	$ 11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	0
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	0
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	7	5	11
Stock options exercised, shares	3,099	2,541	6,096
Non-vested stock option compensation expense not yet recognized	$ 12
Non-vested stock options weighted average period for total compensation expense to be recognized	1 year 10 months

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	$ 577	$ 385
Short-term investments	527	699
Net derivative contracts	83	46
Long-term debt converted to floating interest rates by interest rate swaps	87	66
Quoted prices in active markets for identical assets (Level 1) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	577	385
Short-term investments	527	699
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps	0	0
Other observable inputs (Level 2) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Net derivative contracts	83	46
Long-term debt converted to floating interest rates by interest rate swaps	87	66
Unobservable inputs (Level 3) [Member]
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps	$ 0	$ 0

Fair Value Measurements Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of carrying value of short-term investments
Time deposits, certificate of deposits and demand deposits with banks	$ 293	$ 466
Money market investments	228	228
Other	6	5
Total short-term investments	$ 527	$ 699

Fair Value Measurements Fair Value Measurements (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Textuals Abstract
Long-term debt and current portion of long term debt, carrying value	$ 10,076	$ 3,687
Long-term debt and current portion of long-term debt, fair value	$ 10,793	$ 4,273

Derivative Financial Instruments and Hedging Activities Summary of Interest Rate Swaps Outstanding (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Notes due 2013 [Member]
Derivative [Line Items]
Notional amount	$ 200
Basis for contracted floating interest rate paid	6 month LIBOR + 2.15%
Derivative, Fixed Interest Rate	4.90%
Derivative, Variable Interest Rate	2.67%
Notes due 2014 [Member]
Derivative [Line Items]
Notional amount	100
Basis for contracted floating interest rate paid	6 month LIBOR + 2.60%
Derivative, Fixed Interest Rate	5.95%
Derivative, Variable Interest Rate	3.26%
Notes due 2017 [Member]
Derivative [Line Items]
Notional amount	150
Basis for contracted floating interest rate paid	1 month LIBOR + 4.26%
Derivative, Fixed Interest Rate	5.30%
Derivative, Variable Interest Rate	4.47%
Notes due 2018 [Member]
Derivative [Line Items]
Notional amount	415
Basis for contracted floating interest rate paid	6 month LIBOR + 3.18%
Derivative, Fixed Interest Rate	5.60%
Derivative, Variable Interest Rate	3.70%
Notes due 2019 [Member]
Derivative [Line Items]
Notional amount	300
Basis for contracted floating interest rate paid	3 month LIBOR + 5.07%
Derivative, Fixed Interest Rate	6.95%
Derivative, Variable Interest Rate	5.38%
Debentures due 2019 [Member]
Derivative [Line Items]
Notional amount	25
Basis for contracted floating interest rate paid	6 month LIBOR + 3.84%
Derivative, Fixed Interest Rate	8.88%
Derivative, Variable Interest Rate	4.36%
Debentures due 2024 [Member]
Derivative [Line Items]
Notional amount	25
Basis for contracted floating interest rate paid	6 month LIBOR + 2.48%
Derivative, Fixed Interest Rate	7.63%
Derivative, Variable Interest Rate	3.12%
Debentures due 2029 [Member]
Derivative [Line Items]
Notional amount	50
Basis for contracted floating interest rate paid	6 month LIBOR + 2.57%
Derivative, Fixed Interest Rate	7.65%
Derivative, Variable Interest Rate	3.09%
Debentures due 2034 [Member]
Derivative [Line Items]
Notional amount	$ 25
Basis for contracted floating interest rate paid	6 month LIBOR + 0.28%
Derivative, Fixed Interest Rate	5.45%
Derivative, Variable Interest Rate	0.88%

Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	$ 11	$ 4
Derivatives not designated as hedges
Other current assets	24	18
Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	85	68
Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	4	16
Derivatives not designated as hedges
Other current liabilities	31	26
Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	2	2
Foreign currency exchange contracts
Derivatives designated as hedges
Derivative, Notional Amount	4,997	2,954
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Foreign currency exchange contracts | Other current assets [Member]
Derivatives not designated as hedges
Other current assets	23	18
Foreign currency exchange contracts | Other current liabilities [Member]
Derivatives not designated as hedges
Other current liabilities	31	14
Commodity contracts
Derivatives designated as hedges
Derivative, Notional Amount	19	57
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Commodity contracts | Other current assets [Member]
Derivatives not designated as hedges
Other current assets	1	0
Commodity contracts | Other current liabilities [Member]
Derivatives not designated as hedges
Other current liabilities	0	12
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps
Derivatives designated as hedges
Period of derivatives designated as hedges	6 months to 21 years	1 to 22 years
Derivative, Notional Amount	1,290	940
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	2	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	85	68
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0	0
Fair Value Hedging [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain]
Derivatives designated as hedges
Period of derivatives designated as hedges	1 year	2 years
Derivative, Notional Amount	300	300
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0
Designated as Hedging Instrument [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	2	2
Cash Flow Hedging [Member] | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts
Derivatives designated as hedges
Period of derivatives designated as hedges	12 to 36 months	12 to 36 months
Derivative, Notional Amount	451	308
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	9	4
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	4	9
Cash Flow Hedging [Member] | Foreign currency exchange contracts | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities		0
Cash Flow Hedging [Member] | Commodity contracts
Derivatives designated as hedges
Period of derivatives designated as hedges	12 months	12 months
Derivative, Notional Amount	17	47
Cash Flow Hedging [Member] | Commodity contracts | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts | Other current liabilities [Member]
Derivatives designated as hedges
Other current liabilities	0	7
Commodity contracts | Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilites [Member]
Derivatives designated as hedges
Other current liabilities	0	0
Japanese Yen notes due 2018 [Member]
Derivatives, Fair Value [Line Items]
Japanese Yen notes	$ 116	$ 129

Amounts Recognized in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities (Textuals) [Abstract]
Eaton's target percentage of managing intercompany balance sheet exposure	100.00%
Cost of Sales [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	$ 10	$ (21)
Gain (loss) reclassified from Accumulated other comprehensive loss	(7)	0
Interest Rate Contract Floating to Fixed Interest Rate Swap [Domain] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	(3)	0
Gain (loss) reclassified from Accumulated other comprehensive loss	(1)	0
Foreign currency exchange contracts | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	12	(10)
Gain (loss) reclassified from Accumulated other comprehensive loss	1	(6)
Commodity contracts | Cost of Sales [Member] | Cash Flow Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	1	(12)
Gain (loss) reclassified from Accumulated other comprehensive loss	(7)	6
Cross currency swaps | Cost of Sales [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income
Gain (loss) recognized in Accumulated other comprehensive income (loss)	0	1
Gain (loss) reclassified from Accumulated other comprehensive loss	$ 0	$ 0

Derivative Financial Instruments and Hedging Activities Floating to Fixed Interest Rate Swaps (Details) (Floating rate notes due 2014 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Floating rate notes due 2014 [Member]
Derivative [Line Items]
Notional amount	$ 300
Floating interest rate received on swaps	0.31%
Fixed interest rate paid on swaps	0.76%
Basis for contracted floating interest rate paid	3 month LIBOR

Derivative Financial Instruments and Hedging Activities Amounts Recognized in Net income (Details) (Interest Expense [Member], Fair Value Hedging [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	$ 0	$ 0
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	21	24
Related Long Term Debt Converted To Floating Interest Rates By Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	$ (21)	$ (24)

Accounts Receivable and Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable And Inventory (Textuals) [Abstract]
Percentage of inventory at FIFO accounted for using the LIFO method	43.00%	42.00%
Allowance for doubtful accounts receivable	$ 53	$ 48
Inventory Disclosure [Abstract]
Raw materials	919	706
Work-in-process	424	272
Finished goods	1,129	867
Inventories at FIFO	2,472	1,845
Excess of FIFO over LIFO cost	(133)	(144)
Total inventory	$ 2,339	$ 1,701

Business Segment and Geographic Region Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total business acquistion transaction cost	$ 178	$ 0	$ 0
Business segment acquisition integration pretax charges	33	14	40
Entity-wide revenue, major customer, amount	0	0	0
Business Segment Information
Net sales	16,311	16,049	13,715
Segment operating profit	2,216	2,260	1,700
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	0
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Electrical Products [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	4	1	23
Business Segment Information
Net sales	3,846	3,619	3,390
Segment operating profit	640	531	490
Hydraulics [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	16	4	1
Business Segment Information
Net sales	2,960	2,835	2,212
Segment operating profit	369	438	279
Aerospace [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	0	0	4
Business Segment Information
Net sales	1,719	1,648	1,536
Segment operating profit	213	244	220
All Segments [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	33	14	40
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	13	9	12
Business Segment Information
Net sales	3,872	3,557	3,033
Segment operating profit	424	352	303
Vehicle [Member]
Business Segment Information
Net sales	3,914	4,390	3,544
Segment operating profit	$ 570	$ 695	$ 408

Business Segment and Geographic Region Information Business Segment and Geographic Region Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 14,211	$ 5,537	$ 5,454
Other intangible assets	7,468	2,192	2,272
Total assets	36,284	17,873	17,252
Capital expenditures for property, plant and equipment	593	568	394
Depreciation of property, plant and equipment	381	367	369
Electrical Products [Member]
Segment Reporting Information [Line Items]
Goodwill	5,874	1,870
Total assets	3,284	1,653	1,739
Capital expenditures for property, plant and equipment	108	76	77
Depreciation of property, plant and equipment	78	74	76
Hydraulics [Member]
Segment Reporting Information [Line Items]
Goodwill	1,404	1,116
Total assets	1,427	1,265	1,080
Capital expenditures for property, plant and equipment	60	70	45
Depreciation of property, plant and equipment	61	54	52
Aerospace [Member]
Segment Reporting Information [Line Items]
Goodwill	1,045	1,040
Total assets	806	754	726
Capital expenditures for property, plant and equipment	27	21	21
Depreciation of property, plant and equipment	26	26	25
All Segments [Member]
Segment Reporting Information [Line Items]
Other intangible assets	9,664	6,697	6,478
Capital expenditures for property, plant and equipment	390	380	294
Depreciation of property, plant and equipment	343	338	341
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	4,941	3,447	3,048
Capital expenditures for property, plant and equipment	203	188	100
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation of property, plant and equipment	38	29	28
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Goodwill	5,531	1,154
Total assets	2,449	1,242	1,163
Capital expenditures for property, plant and equipment	47	41	31
Depreciation of property, plant and equipment	42	37	35
Vehicle [Member]
Segment Reporting Information [Line Items]
Goodwill	357	357
Total assets	1,698	1,783	1,770
Capital expenditures for property, plant and equipment	148	172	120
Depreciation of property, plant and equipment	$ 136	$ 147	$ 153

Business Segment and Geographic Region Information Business Segment and Geographic Region Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 16,311	$ 16,049	$ 13,715
Net property, plant and equipment	3,823	2,602	2,477
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,789	7,165	6,166
Net property, plant and equipment	1,931	1,227	1,102
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	918	815	666
Net property, plant and equipment	34	27	25
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,588	1,952	1,629
Net property, plant and equipment	348	247	275
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,997	4,092	3,532
Net property, plant and equipment	845	649	664
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,019	2,025	1,722
Net property, plant and equipment	$ 665	$ 452	$ 411

Condensed Consolidating Financial Information Condensed Income Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Net sales	$ 16,311	$ 16,049	$ 13,715
Cost of products sold	11,448	11,261	9,633
Selling and administrative expense	2,894	2,738	2,486
Research and development expense	439	417	425
Interest (income) expense - net	208	118	136
Other expense (income) - net	71	(38)	(1)
Equity in earnings (loss) of subsidiaries, net of tax	0	0	0
Intercompany (income) expense - net	0	0	0
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Other comprehensive loss attributable to Eaton ordinary shareholders	0	(616)	(140)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,217	734	789
Eaton Corporation plc [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of products sold	0
Selling and administrative expense	0
Research and development expense	0
Interest (income) expense - net	0
Other expense (income) - net	0
Equity in earnings (loss) of subsidiaries, net of tax	(1,219)
Intercompany (income) expense - net	2
Income before income taxes	1,217
Income tax expense	0
Net income	1,217
Less net income for noncontrolling interests	0
Net income attributable to Eaton ordinary shareholders	1,217
Other comprehensive loss attributable to Eaton ordinary shareholders	0
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,217
Eaton Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	6,680	6,294	5,294
Cost of products sold	5,115	4,865	3,916
Selling and administrative expense	1,307	1,201	1,143
Research and development expense	230	207	203
Interest (income) expense - net	229	144	148
Other expense (income) - net	10	(18)	(10)
Equity in earnings (loss) of subsidiaries, net of tax	(732)	(1,271)	(876)
Intercompany (income) expense - net	(237)	(224)	(175)
Income before income taxes	758	1,390	945
Income tax expense	24	40	16
Net income	734	1,350	929
Less net income for noncontrolling interests	0	0	0
Net income attributable to Eaton ordinary shareholders	734	1,350	929
Other comprehensive loss attributable to Eaton ordinary shareholders	290	(616)	(140)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,024	734	789
Subsidiary Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	2,849	2,642	2,279
Cost of products sold	2,193	1,975	1,726
Selling and administrative expense	335	295	254
Research and development expense	108	112	104
Interest (income) expense - net	8	8	9
Other expense (income) - net	48	(2)	1
Equity in earnings (loss) of subsidiaries, net of tax	(1,337)	(61)	(40)
Intercompany (income) expense - net	42	(13)	(12)
Income before income taxes	1,452	328	237
Income tax expense	0	89	68
Net income	1,452	239	169
Less net income for noncontrolling interests	0	0	0
Net income attributable to Eaton ordinary shareholders	1,452	239	169
Other comprehensive loss attributable to Eaton ordinary shareholders	(1,976)	(64)	(26)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	(524)	175	143
Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	10,346	10,520	8,872
Cost of products sold	7,708	7,822	6,714
Selling and administrative expense	1,252	1,242	1,089
Research and development expense	101	98	118
Interest (income) expense - net	(29)	(34)	(21)
Other expense (income) - net	13	(18)	8
Equity in earnings (loss) of subsidiaries, net of tax	(611)	0	0
Intercompany (income) expense - net	193	237	187
Income before income taxes	1,719	1,173	777
Income tax expense	6	74	18
Net income	1,713	1,099	759
Less net income for noncontrolling interests	(3)	(1)	(5)
Net income attributable to Eaton ordinary shareholders	1,710	1,098	754
Other comprehensive loss attributable to Eaton ordinary shareholders	(1,621)	(302)	(119)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	89	796	635
Consolidating Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(3,564)	(3,407)	(2,730)
Cost of products sold	(3,568)	(3,401)	(2,723)
Selling and administrative expense	0	0	0
Research and development expense	0	0	0
Interest (income) expense - net	0	0	0
Other expense (income) - net	0	0	0
Equity in earnings (loss) of subsidiaries, net of tax	3,899	1,332	916
Intercompany (income) expense - net	0	0	0
Income before income taxes	(3,895)	(1,338)	(923)
Income tax expense	1	(2)	(3)
Net income	(3,896)	(1,336)	(920)
Less net income for noncontrolling interests	0	(1)	(3)
Net income attributable to Eaton ordinary shareholders	(3,896)	(1,337)	(923)
Other comprehensive loss attributable to Eaton ordinary shareholders	3,307	366	145
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	$ (589)	$ (971)	$ (778)

Condensed Consolidating Financial Information Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 14, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheet Statements, Captions [Line Items]
Eaton Corp. and certain other subsidiaries guarantee of Senior Debt		100.00%
Issuance of senior notes		$ 4,900
Cash	577		385	333	340
Short-term investments	527		699
Accounts receivable-net	3,510		2,444
Intercompany accounts receivable	0		0
Inventory	2,339		1,701
Prepaid expenses and other current assets	871		597
Total current assets	7,824		5,826
Net property, plant and equipment	3,823		2,602	2,477
Goodwill	14,211		5,537	5,454
Other intangible assets	7,468		2,192	2,272
Deferred income taxes	1,254		1,134
Investment in subsidiaries	0		0
Intercompany loans receivables	0		0
Other assets	1,704		582
Total assets	36,284		17,873	17,252
Short-term debt	757		86
Current portion of long-term debt	314		321
Accounts payable	1,879		1,491
Intercompany accounts payable	0		0
Accrued compensation	463		420
Other current liabilities	2,057		1,319
Total current liabilities	5,470		3,637
Long-term debt	9,762		3,366
Pension liabilities	2,004		1,793
Other postretirement benefits liabilities	740		642
Deferred income taxes	2,341		442
Intercompany loans payable	0		0
Other noncurrent liabilities	812		501
Total noncurrent liabilities	15,659		6,744
Total Eaton shareholders' equity	15,113		7,469
Noncontrolling interests	42		23
Total equity	15,155		7,492	7,403	6,818
Total liabilities and equity	36,284		17,873
Eaton Corporation plc [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	7
Short-term investments	0
Accounts receivable-net	0
Intercompany accounts receivable	38
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	45
Net property, plant and equipment	0
Goodwill	0
Other intangible assets	0
Deferred income taxes	0
Investment in subsidiaries	20,662
Intercompany loans receivables	0
Other assets	0
Total assets	20,707
Short-term debt	0
Current portion of long-term debt	0
Accounts payable	0
Intercompany accounts payable	2
Accrued compensation	0
Other current liabilities	0
Total current liabilities	2
Long-term debt	0
Pension liabilities	0
Other postretirement benefits liabilities	0
Deferred income taxes	0
Intercompany loans payable	5,592
Other noncurrent liabilities	0
Total noncurrent liabilities	5,592
Total Eaton shareholders' equity	15,113
Noncontrolling interests	0
Total equity	15,113
Total liabilities and equity	20,707
Eaton Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	54		120	33	37
Short-term investments	25		200
Accounts receivable-net	624		669
Intercompany accounts receivable	365		308
Inventory	341		350
Prepaid expenses and other current assets	391		315
Total current assets	1,800		1,962
Net property, plant and equipment	934		750
Goodwill	1,382		1,387
Other intangible assets	231		247
Deferred income taxes	941		922
Investment in subsidiaries	7,678		10,135
Intercompany loans receivables	7,650		1,162
Other assets	460		284
Total assets	21,076		16,849
Short-term debt	753		85
Current portion of long-term debt	303		307
Accounts payable	424		513
Intercompany accounts payable	2,794		1,729
Accrued compensation	129		174
Other current liabilities	523		498
Total current liabilities	4,926		3,306
Long-term debt	8,397		3,218
Pension liabilities	895		948
Other postretirement benefits liabilities	454		433
Deferred income taxes	0		0
Intercompany loans payable	1,401		1,185
Other noncurrent liabilities	440		290
Total noncurrent liabilities	11,587		6,074
Total Eaton shareholders' equity	4,563		7,469
Noncontrolling interests	0		0
Total equity	4,563		7,469
Total liabilities and equity	21,076		16,849
Subsidiary Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	14		3	6	1
Short-term investments	38		0
Accounts receivable-net	413		219
Intercompany accounts receivable	4,693		1,707
Inventory	563		227
Prepaid expenses and other current assets	198		64
Total current assets	5,919		2,220
Net property, plant and equipment	793		285
Goodwill	9,381		1,067
Other intangible assets	4,104		452
Deferred income taxes	94		57
Investment in subsidiaries	14,428		1,200
Intercompany loans receivables	13,262		119
Other assets	90		66
Total assets	48,071		5,466
Short-term debt	0		0
Current portion of long-term debt	8		13
Accounts payable	343		120
Intercompany accounts payable	4,855		449
Accrued compensation	76		51
Other current liabilities	424		94
Total current liabilities	5,706		727
Long-term debt	1,331		125
Pension liabilities	255		216
Other postretirement benefits liabilities	189		157
Deferred income taxes	1,546		0
Intercompany loans payable	14,857		1,044
Other noncurrent liabilities	86		52
Total noncurrent liabilities	18,264		1,594
Total Eaton shareholders' equity	24,101		3,145
Noncontrolling interests	0		0
Total equity	24,101		3,145
Total liabilities and equity	48,071		5,466
Other Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	502		262	294	302
Short-term investments	464		499
Accounts receivable-net	2,473		1,556
Intercompany accounts receivable	5,643		763
Inventory	1,474		1,164
Prepaid expenses and other current assets	273		204
Total current assets	10,829		4,448
Net property, plant and equipment	2,096		1,567
Goodwill	3,448		3,083
Other intangible assets	3,133		1,493
Deferred income taxes	219		155
Investment in subsidiaries	6,365		0
Intercompany loans receivables	14,125		1,081
Other assets	1,154		232
Total assets	41,369		12,059
Short-term debt	4		1
Current portion of long-term debt	3		1
Accounts payable	1,112		858
Intercompany accounts payable	3,088		600
Accrued compensation	258		195
Other current liabilities	1,114		727
Total current liabilities	5,579		2,382
Long-term debt	34		23
Pension liabilities	854		629
Other postretirement benefits liabilities	97		52
Deferred income taxes	795		442
Intercompany loans payable	13,187		133
Other noncurrent liabilities	286		159
Total noncurrent liabilities	15,253		1,438
Total Eaton shareholders' equity	20,505		8,220
Noncontrolling interests	32		19
Total equity	20,537		8,239
Total liabilities and equity	41,369		12,059
Consolidating Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	0		0	0	0
Short-term investments	0		0
Accounts receivable-net	0		0
Intercompany accounts receivable	(10,739)		(2,778)
Inventory	(39)		(40)
Prepaid expenses and other current assets	9		14
Total current assets	(10,769)		(2,804)
Net property, plant and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Deferred income taxes	0		0
Investment in subsidiaries	(49,133)		(11,335)
Intercompany loans receivables	(35,037)		(2,362)
Other assets	0		0
Total assets	(94,939)		(16,501)
Short-term debt	0		0
Current portion of long-term debt	0		0
Accounts payable	0		0
Intercompany accounts payable	(10,739)		(2,778)
Accrued compensation	0		0
Other current liabilities	(4)		0
Total current liabilities	(10,743)		(2,778)
Long-term debt	0		0
Pension liabilities	0		0
Other postretirement benefits liabilities	0		0
Deferred income taxes	0		0
Intercompany loans payable	(35,037)		(2,362)
Other noncurrent liabilities	0		0
Total noncurrent liabilities	(35,037)		(2,362)
Total Eaton shareholders' equity	(49,169)		(11,365)
Noncontrolling interests	10		4
Total equity	(49,159)		(11,361)
Total liabilities and equity	$ (94,939)		$ (16,501)

Condensed Consolidating Financial Information Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 1,664	$ 1,248	$ 1,282
Capital expenditures for property, plant and equipment	(593)	(568)	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(6,936)	(325)	(222)
Sales (purchases) of short-term investments-net	603	103	(392)
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Other-net	(46)	(10)	(4)
Net cash provided by (used in) investing activities	(6,972)	(800)	(1,012)
Proceeds from borrowings	7,156	381	55
Payments on borrowings	(1,324)	(78)	(102)
Payments of financing costs	(117)	(3)	0
Proceeds from borrowings from affiliates	0	0	0
Payments on borrowings from affiliates	0	0	0
Other intercompany financing activities	0	0	0
Cash dividends paid	(512)	(462)	(363)
Cash dividends paid to affiliates	0	0	0
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	159	(343)	0
Excess tax benefit from equity-based compensation	21	57	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	5,480	(381)	(261)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	192	52	(7)
Cash at the beginning of the period	385	333	340
Cash at the end of the period	577	385	333
Eaton Corporation plc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(35)
Capital expenditures for property, plant and equipment	0
Cash paid for acquisitions of businesses, net of cash acquired	(6,542)
Sales (purchases) of short-term investments-net	0
Loans to affiliates	0
Repayments of loans from affiliates	0
Other-net	0
Net cash provided by (used in) investing activities	(6,542)
Proceeds from borrowings	0
Payments on borrowings	0
Payments of financing costs	0
Proceeds from borrowings from affiliates	5
Payments on borrowings from affiliates	(5)
Other intercompany financing activities	0
Cash dividends paid	0
Cash dividends paid to affiliates	0
Exercise of employee stock options	0
Issuance (repurchase) of shares	6,584
Excess tax benefit from equity-based compensation	0
Other-net	0
Net cash provided by (used in) financing activities	6,584
Effect of currency on cash	0
Total increase (decrease) in cash	7
Cash at the end of the period	7
Eaton Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,012	613	442
Capital expenditures for property, plant and equipment	(291)	(249)	(173)
Cash paid for acquisitions of businesses, net of cash acquired	0	(24)	(187)
Sales (purchases) of short-term investments-net	175	27	(192)
Loans to affiliates	(6,693)	(149)	(447)
Repayments of loans from affiliates	268	100	896
Other-net	(26)	(23)	(23)
Net cash provided by (used in) investing activities	(6,567)	(318)	(126)
Proceeds from borrowings	7,156	379	51
Payments on borrowings	(1,306)	(70)	(74)
Payments of financing costs	(117)	(3)	0
Proceeds from borrowings from affiliates	8,054	5,855	3,410
Payments on borrowings from affiliates	(8,175)	(5,650)	(3,022)
Other intercompany financing activities	273	(42)	(479)
Cash dividends paid	(512)	(462)	(363)
Cash dividends paid to affiliates	0	0	0
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	0	(343)
Excess tax benefit from equity-based compensation	21	57
Other-net	0	0	0
Net cash provided by (used in) financing activities	5,489	(208)	(320)
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	(66)	87	(4)
Cash at the beginning of the period	120	33	37
Cash at the end of the period	54	120	33
Subsidiary Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	217	171	112
Capital expenditures for property, plant and equipment	(73)	(39)	(30)
Cash paid for acquisitions of businesses, net of cash acquired	11	(2)	(14)
Sales (purchases) of short-term investments-net	210	0	0
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Other-net	2	5	(4)
Net cash provided by (used in) investing activities	150	(36)	(48)
Proceeds from borrowings	0	(1)	0
Payments on borrowings	(16)	0	(1)
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	6,425	0	58
Payments on borrowings from affiliates	0	0	(48)
Other intercompany financing activities	(340)	(105)	(68)
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	0	(32)	0
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	(6,425)	0
Excess tax benefit from equity-based compensation	0	0
Other-net	0	0	0
Net cash provided by (used in) financing activities	(356)	(138)	(59)
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	11	(3)	5
Cash at the beginning of the period	3	6	1
Cash at the end of the period	14	3	6
Other Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	487	1,017	997
Capital expenditures for property, plant and equipment	(229)	(280)	(191)
Cash paid for acquisitions of businesses, net of cash acquired	(405)	(299)	(21)
Sales (purchases) of short-term investments-net	218	76	(200)
Loans to affiliates	(8,054)	(5,855)	(3,410)
Repayments of loans from affiliates	8,175	5,650	3,022
Other-net	(22)	8	23
Net cash provided by (used in) investing activities	(317)	(700)	(777)
Proceeds from borrowings	0	3	4
Payments on borrowings	(2)	(8)	(27)
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	263	149	389
Payments on borrowings from affiliates	(263)	(100)	(848)
Other intercompany financing activities	67	147	547
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	(17)	(521)	(269)
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	0	0
Excess tax benefit from equity-based compensation	0	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	50	(334)	(212)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	240	(32)	(8)
Cash at the beginning of the period	262	294	302
Cash at the end of the period	502	262	294
Consolidating Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(17)	(553)	(269)
Capital expenditures for property, plant and equipment	0	0	0
Cash paid for acquisitions of businesses, net of cash acquired	0	0	0
Sales (purchases) of short-term investments-net	0	0	0
Loans to affiliates	14,747	6,004	3,857
Repayments of loans from affiliates	(8,443)	(5,750)	(3,918)
Other-net	0	0	0
Net cash provided by (used in) investing activities	6,304	254	(61)
Proceeds from borrowings	0	0	0
Payments on borrowings	0	0	0
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	(14,747)	(6,004)	(3,857)
Payments on borrowings from affiliates	8,443	5,750	3,918
Other intercompany financing activities	0	0	0
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	17	553	269
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	0	0
Excess tax benefit from equity-based compensation	0	0
Other-net	0	0	0
Net cash provided by (used in) financing activities	(6,287)	299	330
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	0	0	0
Cash at the beginning of the period	0	0	0
Cash at the end of the period	$ 0	$ 0	$ 0